Schedule of Investments
CORE BOND FUND	June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 3.6%
Automobile – 0.8%
World Omni Auto Receivables Trust, Series 2019-C, Class A3
1.96%, 12/16/24	$1,565	$1,609
Commercial Mortgage-Backed Securities – 1.9%
BANK, Series 2019-BN16, Class A4
4.01%, 2/15/52	1,000	1,173
BENCHMARK Mortgage Trust, Series 2018-B2, Class A2
3.66%, 2/15/51	765	801
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5
3.72%, 3/15/50	1,370	1,541
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4
3.10%, 5/15/46	100	104
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5
3.64%, 10/15/48	375	411
		4,030
Other – 0.9%
CNH Equipment Trust, Series 2019-C, Class A3
2.01%, 12/16/24	1,840	1,883
Total Asset-Backed Securities
(Cost $7,141)		7,522

CORPORATE BONDS – 33.0%
Aerospace & Defense – 0.9%
Boeing (The) Co.,
2.95%, 2/1/30	175	172
3.95%, 8/1/59	140	123
Lockheed Martin Corp.,
1.85%, 6/15/30	195	200
Northrop Grumman Corp.,
5.25%, 5/1/50	570	818
Raytheon Technologies Corp.,
3.65%, 8/16/23	114	123
2.25%, 7/1/30	135	141
3.13%, 7/1/50	290	308
		1,885
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.0% continued
Airlines – 0.2%
Southwest Airlines Co.,
4.75%, 5/4/23	$350	$360
Apparel & Textile Products – 0.4%
Ralph Lauren Corp.,
2.95%, 6/15/30	180	185
VF Corp.,
2.40%, 4/23/25	410	432
2.95%, 4/23/30	240	256
		873
Banks – 0.2%
M&T Bank Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.17%), 5.00%, 8/1/24(1) (2)	415	408
Biotechnology – 0.5%
Amgen, Inc.,
3.13%, 5/1/25	295	324
2.30%, 2/25/31	525	549
Gilead Sciences, Inc.,
2.50%, 9/1/23	115	122
		995
Cable & Satellite – 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
2.80%, 4/1/31	185	188
5.13%, 7/1/49	270	312
Comcast Corp.,
3.70%, 4/15/24	470	520
4.70%, 10/15/48	600	807
3.45%, 2/1/50	375	430
		2,257
Chemicals – 0.6%
Avery Dennison Corp.,
2.65%, 4/30/30	405	415
PPG Industries, Inc.,
2.55%, 6/15/30	450	465
RPM International, Inc.,
4.55%, 3/1/29	260	293
		1,173

NORTHERN FUNDS QUARTERLY REPORT     1    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.0% continued
Commercial Finance – 0.5%
Air Lease Corp.,
3.00%, 2/1/30	$1,010	$936
GATX Corp.,
4.00%, 6/30/30	185	198
		1,134
Communications Equipment – 0.4%
Apple, Inc.,
1.13%, 5/11/25	230	235
2.65%, 5/11/50	280	293
Corning, Inc.,
5.45%, 11/15/79	275	329
		857
Construction Materials Manufacturing – 0.2%
Carlisle Cos., Inc.,
2.75%, 3/1/30	395	407
Consumer Finance – 0.7%
Fiserv, Inc.,
3.20%, 7/1/26	445	492
2.25%, 6/1/27	255	267
Global Payments, Inc.,
4.15%, 8/15/49	290	333
PayPal Holdings, Inc.,
3.25%, 6/1/50	285	309
		1,401
Containers & Packaging – 0.1%
Packaging Corp. of America,
3.40%, 12/15/27	109	120
Design, Manufacturing & Distribution – 0.1%
Jabil, Inc.,
3.60%, 1/15/30	245	257
Diversified Banks – 1.1%
Bank of America Corp.,
(Variable, ICE LIBOR USD 3M + 2.66%), 4.30%, 1/28/25 (1) (2)	595	534
(Variable, U.S. SOFR + 2.15%), 2.59%, 4/29/31 (1)	250	264
JPMorgan Chase & Co.,
(Variable, U.S. SOFR + 3.38%), 5.00%, 8/1/24 (1) (2)	650	622
3.88%, 9/10/24	165	183
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.0% continued
Diversified Banks – 1.1%continued
(Variable, U.S. SOFR + 3.13%), 4.60%, 2/1/25 (1) (2)	$415	$370
(Variable, U.S. SOFR + 1.85%), 2.08%, 4/22/26 (1)	300	312
		2,285
Educational Services – 0.7%
Georgetown University (The),
2.94%, 4/1/50	465	454
University of Chicago (The),
2.76%, 4/1/45	290	301
University of Southern California,
3.23%, 10/1/20 (3)	470	489
William Marsh Rice University,
2.60%, 5/15/50	190	197
		1,441
Electrical Equipment Manufacturing – 1.2%
Amphenol Corp.,
2.80%, 2/15/30	505	537
Carrier Global Corp.,
3.38%, 4/5/40 (4)	280	273
Emerson Electric Co.,
1.80%, 10/15/27	75	78
2.75%, 10/15/50	95	96
Honeywell International, Inc.,
1.35%, 6/1/25	180	184
1.95%, 6/1/30	270	282
Keysight Technologies, Inc.,
4.55%, 10/30/24	83	93
3.00%, 10/30/29	280	303
Roper Technologies, Inc.,
3.85%, 12/15/25	280	317
3.80%, 12/15/26	110	126
2.00%, 6/30/30	175	175
		2,464
Entertainment Content – 0.9%
Fox Corp.,
4.71%, 1/25/29	490	589
Walt Disney (The) Co.,
1.75%, 1/13/26	255	262
2.20%, 1/13/28	255	266
2.00%, 9/1/29	405	413

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.0% continued
Entertainment Content – 0.9%continued
3.50%, 5/13/40	$190	$207
3.80%, 5/13/60	190	219
		1,956
Exploration & Production – 1.0%
Hess Corp.,
7.13%, 3/15/33	765	893
Occidental Petroleum Corp.,
4.10%, 2/1/21	685	688
Ovintiv, Inc.,
8.13%, 9/15/30	450	421
		2,002
Financial Services – 1.9%
Ares Capital Corp.,
4.25%, 3/1/25	215	220
Charles Schwab (The) Corp.,
(Variable, ICE LIBOR USD 3M + 2.58%), 5.00%, 12/1/27 (1) (2)	185	182
FMR LLC,
6.45%, 11/15/39 (4)	675	986
FS KKR Capital Corp.,
4.13%, 2/1/25	635	613
Goldman Sachs BDC, Inc.,
3.75%, 2/10/25	195	201
Goldman Sachs Group (The), Inc.,
5.25%, 7/27/21	195	205
3.50%, 4/1/25	310	340
Morgan Stanley,
(Variable, ICE LIBOR USD 3M + 0.85%), 3.74%, 4/24/24 (1)	275	296
(Variable, U.S. SOFR + 1.99%), 2.19%, 4/28/26 (1)	275	286
(Variable, U.S. SOFR + 1.14%), 2.70%, 1/22/31 (1)	540	572
State Street Corp.,
(Variable, U.S. SOFR + 2.65%), 3.15%, 3/30/31 (1) (4)	95	107
		4,008
Food & Beverage – 1.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
3.65%, 2/1/26	515	578
4.90%, 2/1/46	415	508
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.0% continued
Food & Beverage – 1.3%continued
Anheuser-Busch InBev Worldwide, Inc.,
4.15%, 1/23/25	$190	$215
Cargill, Inc.,
1.38%, 7/23/23 (4)	290	295
Constellation Brands, Inc.,
2.88%, 5/1/30	195	207
Hormel Foods Corp.,
1.80%, 6/11/30	165	168
Kellogg Co.,
2.10%, 6/1/30	420	425
Tyson Foods, Inc.,
4.50%, 6/15/22	130	139
4.35%, 3/1/29	155	182
		2,717
Hardware – 1.2%
Dell International LLC/EMC Corp.,
5.45%, 6/15/23 (4)	215	235
5.85%, 7/15/25 (4)	560	644
5.30%, 10/1/29 (4)	385	425
Hewlett Packard Enterprise Co.,
4.40%, 10/15/22	300	321
4.45%, 10/2/23	240	262
4.65%, 10/1/24	235	264
HP, Inc.,
6.00%, 9/15/41	290	340
		2,491
Health Care Facilities & Services – 0.8%
Advocate Health & Hospitals Corp.,
3.39%, 10/15/49	290	319
CVS Health Corp.,
3.70%, 3/9/23	385	413
Laboratory Corp. of America Holdings,
3.25%, 9/1/24	215	232
Quest Diagnostics, Inc.,
2.80%, 6/30/31	285	299
RWJ Barnabas Health, Inc.,
3.48%, 7/1/49	365	385
		1,648
Home Improvement – 0.1%
Whirlpool Corp.,
4.60%, 5/15/50	190	216

NORTHERN FUNDS QUARTERLY REPORT     3    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.0% continued
Homebuilders – 0.2%
D.R. Horton, Inc.,
5.75%, 8/15/23	$335	$379
Life Insurance – 0.5%
Protective Life Corp.,
8.45%, 10/15/39	430	662
Reinsurance Group of America, Inc.,
4.70%, 9/15/23	369	403
		1,065
Machinery Manufacturing – 0.3%
Deere & Co.,
2.75%, 4/15/25	230	251
IDEX Corp.,
3.00%, 5/1/30	90	94
Xylem, Inc.,
2.25%, 1/30/31	255	257
		602
Managed Care – 0.5%
Anthem, Inc.,
2.38%, 1/15/25	175	186
4.65%, 1/15/43	380	477
UnitedHealth Group, Inc.,
3.13%, 5/15/60	300	321
		984
Mass Merchants – 0.3%
Costco Wholesale Corp.,
1.38%, 6/20/27	240	245
1.75%, 4/20/32	195	198
Dollar General Corp.,
3.50%, 4/3/30	235	264
		707
Medical Equipment & Devices Manufacturing – 0.5%
Alcon Finance Corp.,
2.60%, 5/27/30 (4)	210	215
Boston Scientific Corp.,
1.90%, 6/1/25	185	192
Stryker Corp.,
4.38%, 5/15/44	465	567
		974
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.0% continued
Metals & Mining – 0.2%
Glencore Funding LLC,
4.13%, 3/12/24 (4)	$275	$295
3.88%, 10/27/27 (4)	115	122
		417
Oil & Gas Services & Equipment – 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
2.77%, 12/15/22	210	219
4.08%, 12/15/47	235	244
National Oilwell Varco, Inc.,
3.60%, 12/1/29	255	249
Patterson-UTI Energy, Inc.,
3.95%, 2/1/28	275	208
		920
Pharmaceuticals – 1.0%
AbbVie, Inc.,
3.38%, 11/14/21	120	124
2.85%, 5/14/23	105	111
2.60%, 11/21/24 (4)	330	350
3.20%, 11/21/29 (4)	295	325
Merck & Co., Inc.,
2.45%, 6/24/50	190	191
Pfizer, Inc.,
0.80%, 5/28/25	170	170
2.70%, 5/28/50	300	311
Upjohn, Inc.,
4.00%, 6/22/50 (4)	520	553
		2,135
Pipeline – 0.7%
Boardwalk Pipelines L.P.,
4.80%, 5/3/29	240	255
Energy Transfer Operating L.P.,
4.20%, 9/15/23	205	218
Enterprise Products Operating LLC,
3.95%, 1/31/60	285	294
Sunoco Logistics Partners Operations L.P.,
3.90%, 7/15/26	435	457
Western Midstream Operating L.P.,
5.25%, 2/1/50	375	324
		1,548

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.0% continued
Property & Casualty Insurance – 0.1%
Berkshire Hathaway Finance Corp.,
1.85%, 3/12/30	$160	$164
Real Estate – 2.6%
American Campus Communities Operating Partnership L.P.,
2.85%, 2/1/30	249	240
American Tower Corp.,
3.13%, 1/15/27	810	886
Boston Properties L.P.,
3.20%, 1/15/25	405	435
Brixmor Operating Partnership L.P.,
4.05%, 7/1/30	145	148
EPR Properties,
4.50%, 4/1/25	505	480
4.50%, 6/1/27	410	380
Equinix, Inc.,
3.20%, 11/18/29	247	269
Essex Portfolio L.P.,
2.65%, 3/15/32	580	612
Healthcare Realty Trust, Inc.,
2.40%, 3/15/30	435	414
Healthpeak Properties, Inc.,
3.25%, 7/15/26	165	180
National Retail Properties, Inc.,
3.10%, 4/15/50	550	469
Ventas Realty L.P.,
4.40%, 1/15/29	305	333
VEREIT Operating Partnership L.P.,
3.40%, 1/15/28	90	91
Weyerhaeuser Co.,
4.00%, 11/15/29	415	469
		5,406
Restaurants – 0.2%
Starbucks Corp.,
1.30%, 5/7/22	80	81
2.00%, 3/12/27	160	168
3.50%, 11/15/50	190	200
		449
Retail - Consumer Discretionary – 1.5%
Amazon.com, Inc.,
2.70%, 6/3/60	285	290
eBay, Inc.,
1.90%, 3/11/25	230	237
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.0% continued
Retail - Consumer Discretionary – 1.5%continued
3.60%, 6/5/27	$195	$221
2.70%, 3/11/30	820	868
Home Depot (The), Inc.,
2.50%, 4/15/27	160	175
Lowe's Cos., Inc.,
3.65%, 4/5/29	855	981
Ross Stores, Inc.,
4.60%, 4/15/25	260	299
		3,071
Retail - Consumer Staples – 0.2%
Sysco Corp.,
3.30%, 2/15/50	485	457
Semiconductors – 1.1%
Applied Materials, Inc.,
2.75%, 6/1/50	195	199
Broadcom, Inc.,
3.15%, 11/15/25 (4)	300	319
Intel Corp.,
3.10%, 2/15/60	460	507
KLA Corp.,
5.65%, 11/1/34	115	150
3.30%, 3/1/50	270	279
Lam Research Corp.,
2.88%, 6/15/50	290	299
NVIDIA Corp.,
3.50%, 4/1/40	280	326
QUALCOMM, Inc.,
3.25%, 5/20/50	285	312
		2,391
Software & Services – 1.4%
Broadridge Financial Solutions, Inc.,
2.90%, 12/1/29	236	252
Citrix Systems, Inc.,
4.50%, 12/1/27	535	614
Equifax, Inc.,
2.60%, 12/15/25	235	250
3.10%, 5/15/30	270	288
Infor, Inc.,
1.75%, 7/15/25 (4)	210	211
International Business Machines Corp.,
2.85%, 5/15/40	475	495
Leidos, Inc.,
3.63%, 5/15/25 (4)	95	103

NORTHERN FUNDS QUARTERLY REPORT     5    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.0% continued
Software & Services – 1.4%continued
Moody's Corp.,
4.25%, 2/1/29	$415	$493
Verisk Analytics, Inc.,
3.63%, 5/15/50	95	108
Vmware, Inc.,
2.95%, 8/21/22	200	207
		3,021
Tobacco – 0.2%
Reynolds American, Inc.,
5.85%, 8/15/45	310	381
Transportation & Logistics – 0.3%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
4.00%, 7/15/25(4)	490	536
Utilities – 1.9%
American Electric Power Co., Inc.,
3.25%, 3/1/50	570	588
Avangrid, Inc.,
3.80%, 6/1/29	500	579
CenterPoint Energy, Inc.,
2.95%, 3/1/30	415	441
Dominion Energy, Inc.,
3.07%, 8/15/24	165	177
Duke Energy Corp.,
4.20%, 6/15/49	185	226
East Ohio Gas (The) Co.,
3.00%, 6/15/50 (4)	490	488
Exelon Corp.,
5.63%, 6/15/35	380	499
PPL Capital Funding, Inc.,
4.00%, 9/15/47	410	442
Xcel Energy, Inc.,
2.60%, 12/1/29	450	483
		3,923
Waste & Environment Services & Equipment – 0.1%
Waste Management, Inc.,
3.45%, 6/15/29	160	165
Wireless Telecommunications Services – 2.7%
AT&T, Inc.,
3.40%, 5/15/25	435	478
3.80%, 2/15/27	540	608
4.10%, 2/15/28	535	612
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.0% continued
Wireless Telecommunications Services – 2.7%continued
6.55%, 6/15/34	$560	$719
5.35%, 12/15/43	265	334
T-Mobile USA, Inc.,
3.50%, 4/15/25 (4)	490	533
2.55%, 2/15/31 (4)	300	301
Verizon Communications, Inc.,
3.38%, 2/15/25	495	551
4.40%, 11/1/34	570	710
5.01%, 8/21/54	465	676
		5,522
Total Corporate Bonds
(Cost $65,114)		68,572

FOREIGN ISSUER BONDS – 5.5%
Banks – 1.6%
Australia & New Zealand Banking Group Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.29%), 2.95%, 7/22/30 (1) (4)	445	454
BPCE S.A.,
3.50%, 10/23/27 (4)	435	472
Deutsche Bank A.G.,
3.30%, 11/16/22	340	348
Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.33%, 6/15/23 (1)	475	478
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 2.44%, 2/5/26 (1)	190	196
National Australia Bank Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.88%), 3.93%, 8/2/34 (1) (4)	505	550
Westpac Banking Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.35%), 2.89%, 2/4/30 (1)	495	504
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 7/24/34 (1)	270	298
		3,300

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 5.5% continued
Commercial Finance – 0.1%
Avolon Holdings Funding Ltd.,
3.25%, 2/15/27(4)	$295	$238
Design, Manufacturing & Distribution – 0.2%
Flex Ltd.,
4.75%, 6/15/25	375	419
Diversified Banks – 1.0%
Bank of Montreal,
1.85%, 5/1/25	490	507
BNP Paribas S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.94%), 4.50%, 2/25/30 (1) (2) (4)	520	456
(Variable, U.S. SOFR + 1.51%), 3.05%, 1/13/31 (1) (4)	350	369
Credit Agricole S.A.,
3.25%, 1/14/30 (4)	250	268
Societe Generale S.A.,
2.63%, 10/16/24 (4)	500	510
		2,110
Electrical Equipment Manufacturing – 0.0%
Johnson Controls International PLC,
5.13%, 9/14/45	34	41
Financial Services – 0.5%
Credit Suisse Group A.G.,
(Variable, U.S. SOFR + 2.04%), 2.19%, 6/5/26 (1) (4)	565	572
(Variable, U.S. SOFR + 3.73%), 4.19%, 4/1/31 (1) (4)	485	553
		1,125
Integrated Oils – 0.2%
Cenovus Energy, Inc.,
6.75%, 11/15/39	185	180
Shell International Finance B.V.,
4.38%, 5/11/45	250	308
		488
Internet Media – 0.1%
Tencent Holdings Ltd.,
2.99%, 1/19/23(4)	305	317
Metals & Mining – 0.2%
Anglo American Capital PLC,
3.75%, 4/10/22(4)	460	473
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 5.5% continued
Pharmaceuticals – 0.4%
GlaxoSmithKline Capital PLC,
3.00%, 6/1/24	$190	$206
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/26	105	116
Takeda Pharmaceutical Co. Ltd.,
3.18%, 7/9/50	450	449
		771
Pipeline – 0.1%
TransCanada PipeLines Ltd.,
(Variable, ICE LIBOR USD 3M + 2.21%), 2.60%, 5/15/67(5)	215	145
Semiconductors – 0.3%
NXP B.V./NXP Funding LLC/NXP USA, Inc.,
2.70%, 5/1/25 (4)	95	100
3.40%, 5/1/30 (4)	465	500
		600
Waste & Environment Services & Equipment – 0.5%
Waste Connections, Inc.,
2.60%, 2/1/30	805	850
3.05%, 4/1/50	165	166
		1,016
Wireline Telecommunications Services – 0.3%
British Telecommunications PLC,
5.13%, 12/4/28	430	531
Total Foreign Issuer Bonds
(Cost $11,209)		11,574

U.S. GOVERNMENT AGENCIES – 31.0%(6)
Fannie Mae – 23.5%
Fannie Mae REMIC, Series 2019-51, Class JH,
2.50%, 6/25/49	940	994
Pool #535714,
7.50%, 1/1/31	4	4
Pool #555599,
7.00%, 4/1/33	12	14
Pool #712130,
7.00%, 6/1/33	7	8
Pool #AL5119,
4.00%, 4/1/34	252	275

NORTHERN FUNDS QUARTERLY REPORT     7    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.0% (6)continued
Fannie Mae – 23.5%continued
Pool #AL6041,
4.00%, 8/1/33	$1,457	$1,571
Pool #AL8352,
3.00%, 10/1/44	1,931	2,068
Pool #AQ5150,
2.50%, 11/1/42	1,364	1,444
Pool #AS3655,
4.50%, 10/1/44	386	423
Pool #AS5722,
3.50%, 9/1/45	243	260
Pool #AS6520,
3.50%, 1/1/46	798	851
Pool #AS6730,
3.50%, 2/1/46	1,153	1,232
Pool #AS7088,
2.50%, 5/1/31	245	257
Pool #AS7568,
4.50%, 7/1/46	1,335	1,446
Pool #AS7694,
2.50%, 8/1/31	836	889
Pool #AS8699,
4.00%, 1/1/47	538	576
Pool #AS8984,
4.50%, 3/1/47	316	342
Pool #BD7081,
4.00%, 3/1/47	1,299	1,387
Pool #BE3619,
4.00%, 5/1/47	1,387	1,479
Pool #BH4092,
4.50%, 10/1/47	768	830
Pool #BH6175,
3.50%, 7/1/47	282	298
Pool #BJ0686,
4.00%, 4/1/48	670	712
Pool #BK4740,
4.00%, 8/1/48	1,529	1,621
Pool #BM4413,
4.50%, 12/1/47	1,015	1,094
Pool #BM5168,
2.50%, 6/1/46	578	613
Pool #BM5785,
3.50%, 9/1/46	531	567
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.0% (6)continued
Fannie Mae – 23.5%continued
Pool #BM5969,
3.00%, 11/1/46	$1,725	$1,847
Pool #BM5984,
5.00%, 5/1/49	250	273
Pool #BM5996,
5.00%, 12/1/48	185	202
Pool #FM0057,
2.50%, 5/1/32	2,048	2,169
Pool #FM1303,
3.00%, 1/1/48	891	963
Pool #FM1472,
3.50%, 3/1/34	214	225
Pool #FM1572,
3.00%, 9/1/48	311	330
Pool #FM2048,
4.00%, 1/1/45	1,640	1,799
Pool #FM2053,
3.50%, 8/1/44	1,556	1,682
Pool #FM2076,
3.00%, 3/1/45	1,115	1,195
Pool #FM2483,
3.50%, 2/1/33	1,098	1,161
Pool #FM2731,
2.50%, 3/1/50	1,986	2,100
Pool #FM2749,
4.00%, 6/1/48	1,280	1,403
Pool #FM2843,
4.00%, 9/1/46	1,546	1,694
Pool #FM3173,
7/1/47(7)	924	1,000
Pool #FM3201,
3.50%, 4/1/34	392	416
Pool #FM3247,
4.50%, 10/1/45	1,816	2,018
Pool #MA2864,
3.50%, 1/1/47	907	963
Pool #MA3088,
4.00%, 8/1/47	836	893
Pool #MA3183,
4.00%, 11/1/47	1,588	1,694
Pool #MA3184,
4.50%, 11/1/47	1,316	1,421

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.0% (6)continued
Fannie Mae – 23.5%continued
Pool #MA3211,
4.00%, 12/1/47	$1,605	$1,711
Pool #MA3448,
5.00%, 8/1/48	456	498
		48,912
Freddie Mac – 4.0%
Freddie Mac Multifamily Structured Pass Through Certificates, Series K730, Class A2,
3.59%, 1/25/25	460	511
Pool #1B3575,
(Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 11.39% Cap), 4.05%, 9/1/37(5)	5	4
Pool #1G2296,
(Floating, ICE LIBOR USD 1Y + 2.06%, 2.06% Floor, 11.17% Cap), 4.19%, 11/1/37(5)	24	24
Pool #QA5174,
3.00%, 12/1/49	1,756	1,865
Pool #RD5026,
3.00%, 4/1/30	161	170
Pool #SB0084,
3.00%, 2/1/32	318	336
Pool #SB0216,
3.00%, 12/1/32	220	232
Pool #SB0329,
3.00%, 9/1/32	1,001	1,054
Pool #SD0033,
3.00%, 12/1/47	305	330
Pool #SD0039,
4.00%, 2/1/46	1,087	1,192
Pool #ZK7457,
3.50%, 2/1/29	349	371
Pool #ZS4687,
2.50%, 11/1/46	344	365
Pool #ZT0714,
5.00%, 10/1/48	488	534
Pool #ZT1333,
2.50%, 10/1/31	1,246	1,321
		8,309
Freddie Mac Gold – 1.6%
Pool #G16396,
3.50%, 2/1/33	205	217
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.0% (6)continued
Freddie Mac Gold – 1.6%continued
Pool #G60948,
3.00%, 1/1/47	$310	$333
Pool #G61670,
3.00%, 5/1/47	1,679	1,794
Pool #Q15842,
3.00%, 2/1/43	600	644
Pool #Q63667,
4.50%, 5/1/49	316	339
		3,327
Government National Mortgage Association I – 0.4%
Pool #604183,
5.50%, 4/15/33	3	3
Pool #633627,
5.50%, 9/15/34	3	3
Pool #757013,
12/15/40(7)	689	737
		743
Government National Mortgage Association II – 1.5%
Pool #784801,
3.50%, 6/20/47	808	865
Pool #784832,
2.50%, 10/20/45	962	1,019
Pool #MA0782,
3.00%, 2/20/43	800	856
Pool #MA0850,
2.50%, 3/20/43	443	470
		3,210
Total U.S. Government Agencies
(Cost $63,098)		64,501

U.S. GOVERNMENT OBLIGATIONS – 21.3%
U.S. Treasury Bonds – 3.7%
1.13%, 5/15/40	3,775	3,740
2.00%, 2/15/50	3,496	4,004
		7,744
U.S. Treasury Notes – 17.6%
0.13%, 5/31/22	9,601	9,594

NORTHERN FUNDS QUARTERLY REPORT     9    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 21.3% continued
U.S. Treasury Notes – 17.6%continued
0.13%, 5/15/23	$17,748	$17,721
0.25%, 5/31/25	9,247	9,236
		36,551
Total U.S. Government Obligations
(Cost $44,082)		44,295

MUNICIPAL BONDS – 0.9%
California – 0.4%
University of California Regents Medical Center Pooled Taxable Revenue Bonds, Series N,
3.26%, 5/15/60	370	385
3.71%, 5/15/20(3)	370	383
		768
New Jersey – 0.2%
New Jersey State Transportation Trust Fund Authority Transportation System Taxable Revenue Refunding Bonds,
4.13%, 6/15/42	380	354
New York – 0.2%
New York State Thruway Authority Taxable Revenue Refunding Bonds, Series M,
3.50%, 1/1/42	390	398
Texas – 0.1%
Texas State Private Activity Bond Surface Transportation Corp. Taxable Revenue Bonds, North Tarrant Express Managed Lanes Project,
3.92%, 12/31/49	285	293
Total Municipal Bonds
(Cost $1,795)		1,813

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 3.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.07%(8) (9)	6,658,309	$6,658
Total Investment Companies
(Cost $6,658)		6,658

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.5%
U.S. Treasury Bill, 1.01%, 7/16/20(10)	$1,000	$1,000
	Total Short-Term Investments
	(Cost $1,000)	1,000

	Total Investments – 99.0%
	(Cost $200,097)	205,935
	Other Assets less Liabilities – 1.0%	2,008
	NET ASSETS – 100.0%	$207,943

(1)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(2)	Perpetual bond. Maturity date represents next call date.
(3)	Century bond maturing in 2120.
(4)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(5)	Variable rate security. Rate as of June 30, 2020 is disclosed.
(6)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(7)	When-Issued Security. Coupon rate is not in effect at June 30, 2020.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of June 30, 2020 is disclosed.
(10)	Discount rate at the time of purchase.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

S&P - Standard & Poor's

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At June 30, 2020, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	23.9%
U.S. Agency	29.4
AAA	3.8
AA	1.4
A	9.1
BBB	28.6
BB	0.6
Cash Equivalents	3.2
Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$7,522	$—	$7,522
Corporate Bonds(1)	—	68,572	—	68,572
Foreign Issuer Bonds(1)	—	11,574	—	11,574
U.S. Government Agencies(1)	—	64,501	—	64,501
U.S. Government Obligations(1)	—	44,295	—	44,295
Municipal Bonds(1)	—	1,813	—	1,813
Investment Companies	6,658	—	—	6,658
Short-Term Investments	—	1,000	—	1,000
Total Investments	$6,658	$199,277	$—	$205,935

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$3,047	$63,988	$60,377	$4	$6,658	6,658,309
NORTHERN FUNDS QUARTERLY REPORT     11    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 3.7%
Automobile – 0.8%
World Omni Auto Receivables Trust, Series 2019-C, Class A3
1.96%, 12/16/24	$6,750	$6,936
Commercial Mortgage-Backed Securities – 2.0%
BANK, Series 2019-BN16, Class A4
4.01%, 2/15/52	3,900	4,574
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.14%, 2/10/48	4,815	5,113
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5
3.69%, 3/15/50	2,400	2,695
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5
3.64%, 10/15/48	4,910	5,380
		17,762
Other – 0.9%
CNH Equipment Trust, Series 2019-C, Class A3
2.01%, 12/16/24	7,565	7,742
Total Asset-Backed Securities
(Cost $30,680)		32,440

CORPORATE BONDS – 38.0%
Aerospace & Defense – 0.9%
Boeing (The) Co.,
2.95%, 2/1/30	730	719
3.95%, 8/1/59	595	521
Lockheed Martin Corp.,
1.85%, 6/15/30	785	807
Northrop Grumman Corp.,
5.25%, 5/1/50	2,465	3,536
Raytheon Technologies Corp.,
3.65%, 8/16/23	489	530
2.25%, 7/1/30	545	568
3.13%, 7/1/50	1,185	1,259
		7,940
Airlines – 0.2%
Southwest Airlines Co.,
4.75%, 5/4/23	1,530	1,572
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.0% continued
Apparel & Textile Products – 0.4%
Ralph Lauren Corp.,
2.95%, 6/15/30	$715	$734
VF Corp.,
2.40%, 4/23/25	1,750	1,843
2.95%, 4/23/30	1,045	1,118
		3,695
Automobiles Manufacturing – 0.3%
Ford Motor Co.,
9.00%, 4/22/25	2,520	2,727
Banks – 0.3%
CIT Bank N.A.,
(Variable, U.S. SOFR + 1.72%), 2.97%, 9/27/25 (1)	750	701
M&T Bank Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.17%), 5.00%, 8/1/24 (1) (2)	1,610	1,584
		2,285
Biotechnology – 0.5%
Amgen, Inc.,
3.13%, 5/1/25	1,255	1,380
2.30%, 2/25/31	2,220	2,323
Gilead Sciences, Inc.,
2.50%, 9/1/23	500	529
		4,232
Cable & Satellite – 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital,
2.80%, 4/1/31	775	785
5.13%, 7/1/49	1,180	1,363
Comcast Corp.,
3.70%, 4/15/24	2,025	2,241
4.70%, 10/15/48	2,420	3,254
3.45%, 2/1/50	1,555	1,784
Radiate Holdco LLC/Radiate Finance, Inc.,
6.63%, 2/15/25 (3)	1,090	1,085
		10,512
Casinos & Gaming – 0.2%
Boyd Gaming Corp.,
4.75%, 12/1/27(3)	2,470	2,124

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.0% continued
Chemicals – 0.5%
Avery Dennison Corp.,
2.65%, 4/30/30	$1,780	$1,825
PPG Industries, Inc.,
2.55%, 6/15/30	1,835	1,897
RPM International, Inc.,
4.55%, 3/1/29	895	1,006
		4,728
Commercial Finance – 0.1%
GATX Corp.,
4.00%, 6/30/30	760	813
Communications Equipment – 0.4%
Apple, Inc.,
1.13%, 5/11/25	1,015	1,036
2.65%, 5/11/50	1,235	1,294
Corning, Inc.,
5.45%, 11/15/79	1,200	1,435
		3,765
Construction Materials Manufacturing – 0.2%
Carlisle Cos., Inc.,
2.75%, 3/1/30	1,740	1,791
Consumer Finance – 0.7%
Fiserv, Inc.,
3.20%, 7/1/26	1,920	2,125
2.25%, 6/1/27	1,050	1,098
Global Payments, Inc.,
4.15%, 8/15/49	1,215	1,397
PayPal Holdings, Inc.,
3.25%, 6/1/50	1,215	1,316
		5,936
Containers & Packaging – 0.6%
Flex Acquisition Co., Inc.,
7.88%, 7/15/26 (3)	1,830	1,775
Mauser Packaging Solutions Holding Co.,
7.25%, 4/15/25 (3)	2,805	2,544
Packaging Corp. of America,
3.40%, 12/15/27	585	644
		4,963
Design, Manufacturing & Distribution – 0.1%
Jabil, Inc.,
3.60%, 1/15/30	1,020	1,068
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.0% continued
Diversified Banks – 1.1%
Bank of America Corp.,
(Variable, ICE LIBOR USD 3M + 2.93%), 5.88%, 3/15/28 (1) (2)	$910	$930
(Variable, U.S. SOFR + 2.15%), 2.59%, 4/29/31 (1)	1,095	1,159
JPMorgan Chase & Co.,
(Variable, U.S. SOFR + 3.38%), 5.00%, 8/1/24 (1) (2)	2,470	2,362
3.88%, 9/10/24	1,940	2,151
(Variable, U.S. SOFR + 3.13%), 4.60%, 2/1/25 (1) (2)	1,770	1,580
(Variable, U.S. SOFR + 1.85%), 2.08%, 4/22/26 (1)	1,275	1,324
		9,506
Educational Services – 0.7%
Georgetown University (The),
2.94%, 4/1/50	2,015	1,966
University of Chicago (The),
2.76%, 4/1/45	1,230	1,279
University of Southern California,
3.23%, 10/1/20 (4)	2,000	2,080
William Marsh Rice University,
2.60%, 5/15/50	830	862
		6,187
Electrical Equipment Manufacturing – 1.2%
Amphenol Corp.,
2.80%, 2/15/30	2,050	2,180
Carrier Global Corp.,
3.38%, 4/5/40 (3)	1,240	1,211
Emerson Electric Co.,
1.80%, 10/15/27	345	357
2.75%, 10/15/50	410	413
Honeywell International, Inc.,
1.35%, 6/1/25	730	748
1.95%, 6/1/30	1,100	1,150
Keysight Technologies, Inc.,
4.55%, 10/30/24	409	457
3.00%, 10/30/29	1,190	1,287
Roper Technologies, Inc.,
3.85%, 12/15/25	1,280	1,449
3.80%, 12/15/26	456	521
2.00%, 6/30/30	690	690
		10,463

NORTHERN FUNDS QUARTERLY REPORT     13    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.0% continued
Entertainment Content – 0.7%
Walt Disney (The) Co.,
1.75%, 1/13/26	$1,045	$1,075
2.20%, 1/13/28	1,045	1,091
2.00%, 9/1/29	1,755	1,789
3.50%, 5/13/40	805	879
3.80%, 5/13/60	805	928
		5,762
Exploration & Production – 1.5%
Chesapeake Energy Corp.,
11.50%, 1/1/25 (3) (5)	1,253	143
Denbury Resources, Inc.,
9.00%, 5/15/21 (3)	1,635	625
EQT Corp.,
7.00%, 2/1/30	1,632	1,681
Hess Corp.,
7.13%, 3/15/33	1,000	1,167
Murphy Oil Corp.,
6.38%, 12/1/42	1,760	1,366
Occidental Petroleum Corp.,
4.10%, 2/1/21	2,945	2,957
Ovintiv, Inc.,
8.13%, 9/15/30	1,675	1,567
SM Energy Co.,
5.63%, 6/1/25	1,665	883
Whiting Petroleum Corp.,
6.63%, 1/15/26 (6)	2,400	426
WPX Energy, Inc.,
4.50%, 1/15/30	2,455	2,160
		12,975
Financial Services – 2.3%
Ares Capital Corp.,
4.25%, 3/1/25	925	946
Charles Schwab (The) Corp.,
(Variable, ICE LIBOR USD 3M + 2.58%), 5.00%, 12/1/27 (1) (2)	693	683
FMR LLC,
6.45%, 11/15/39 (3)	3,265	4,770
FS KKR Capital Corp.,
4.13%, 2/1/25	2,620	2,530
Goldman Sachs BDC, Inc.,
3.75%, 2/10/25	830	855
Goldman Sachs Group (The), Inc.,
5.25%, 7/27/21	825	866
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.0% continued
Financial Services – 2.3%continued
(Variable, ICE LIBOR USD 3M + 2.87%), 5.00%, 11/10/22 (1) (2)	$1,795	$1,660
3.50%, 4/1/25	1,320	1,447
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
4.75%, 9/15/24	2,000	1,880
5.25%, 5/15/27	1,465	1,414
Morgan Stanley,
(Variable, ICE LIBOR USD 3M + 0.85%), 3.74%, 4/24/24 (1)	1,180	1,270
(Variable, U.S. SOFR + 1.99%), 2.19%, 4/28/26 (1)	1,160	1,208
State Street Corp.,
(Variable, U.S. SOFR + 2.65%), 3.15%, 3/30/31 (1) (3)	405	454
		19,983
Food & Beverage – 1.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
3.65%, 2/1/26	2,085	2,341
4.90%, 2/1/46	1,685	2,062
Anheuser-Busch InBev Worldwide, Inc.,
4.15%, 1/23/25	830	942
Cargill, Inc.,
1.38%, 7/23/23 (3)	1,265	1,287
Constellation Brands, Inc.,
2.88%, 5/1/30	850	900
Hormel Foods Corp.,
1.80%, 6/11/30	670	682
Kellogg Co.,
2.10%, 6/1/30	1,740	1,762
NBM US Holdings, Inc.,
7.00%, 5/14/26	1,825	1,828
Tyson Foods, Inc.,
4.50%, 6/15/22	525	560
4.35%, 3/1/29	635	746
		13,110
Hardware – 1.3%
Dell International LLC/EMC Corp.,
5.45%, 6/15/23 (3)	1,235	1,351
5.85%, 7/15/25 (3)	2,435	2,798
5.30%, 10/1/29 (3)	1,410	1,556

FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.0% continued
Hardware – 1.3%continued
Hewlett Packard Enterprise Co.,
4.40%, 10/15/22	$1,195	$1,279
4.45%, 10/2/23	1,015	1,108
4.65%, 10/1/24	1,000	1,123
HP, Inc.,
6.00%, 9/15/41	1,210	1,419
NCR Corp.,
8.13%, 4/15/25 (3)	620	657
		11,291
Health Care Facilities & Services – 1.1%
Advocate Health & Hospitals Corp.,
3.39%, 10/15/49	1,185	1,304
CVS Health Corp.,
3.70%, 3/9/23	1,560	1,675
DaVita, Inc.,
4.63%, 6/1/30 (3)	3,000	2,986
Laboratory Corp. of America Holdings,
3.25%, 9/1/24	810	873
Quest Diagnostics, Inc.,
2.80%, 6/30/31	1,215	1,275
RWJ Barnabas Health, Inc.,
3.48%, 7/1/49	1,480	1,560
		9,673
Home Improvement – 0.1%
Whirlpool Corp.,
4.60%, 5/15/50	815	928
Industrial Other – 0.2%
H&E Equipment Services, Inc.,
5.63%, 9/1/25	1,550	1,565
Life Insurance – 1.0%
Ohio National Financial Services, Inc.,
5.55%, 1/24/30 (3)	3,095	2,951
Protective Life Corp.,
8.45%, 10/15/39	3,475	5,347
		8,298
Machinery Manufacturing – 0.3%
Deere & Co.,
2.75%, 4/15/25	1,010	1,103
IDEX Corp.,
3.00%, 5/1/30	360	376
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.0% continued
Machinery Manufacturing – 0.3%continued
Xylem, Inc.,
2.25%, 1/30/31	$1,115	$1,122
		2,601
Managed Care – 0.7%
Anthem, Inc.,
3.50%, 8/15/24	1,500	1,641
2.38%, 1/15/25	715	759
Centene Corp.,
4.63%, 12/15/29	1,870	1,973
UnitedHealth Group, Inc.,
3.13%, 5/15/60	1,230	1,317
		5,690
Mass Merchants – 0.3%
Costco Wholesale Corp.,
1.38%, 6/20/27	1,050	1,072
1.75%, 4/20/32	820	831
Dollar General Corp.,
3.50%, 4/3/30	1,015	1,140
		3,043
Medical Equipment & Devices Manufacturing – 0.5%
Alcon Finance Corp.,
2.60%, 5/27/30 (3)	750	769
Boston Scientific Corp.,
1.90%, 6/1/25	750	777
Stryker Corp.,
4.38%, 5/15/44	2,010	2,449
		3,995
Metals & Mining – 0.5%
Glencore Funding LLC,
4.13%, 3/12/24 (3)	845	906
3.88%, 10/27/27 (3)	630	670
Kaiser Aluminum Corp.,
4.63%, 3/1/28 (3)	1,795	1,716
Novelis Corp.,
4.75%, 1/30/30 (3)	1,000	955
		4,247
Oil & Gas Services & Equipment – 0.2%
National Oilwell Varco, Inc.,
3.60%, 12/1/29	1,040	1,018
Patterson-UTI Energy, Inc.,
3.95%, 2/1/28	1,070	808
		1,826

NORTHERN FUNDS QUARTERLY REPORT     15    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.0% continued
Pharmaceuticals – 1.0%
AbbVie, Inc.,
3.38%, 11/14/21	$515	$533
2.85%, 5/14/23	386	407
2.60%, 11/21/24 (3)	1,375	1,460
3.20%, 11/21/29 (3)	1,240	1,364
Merck & Co., Inc.,
2.45%, 6/24/50	835	839
Pfizer, Inc.,
0.80%, 5/28/25	675	675
2.70%, 5/28/50	1,230	1,274
Upjohn, Inc.,
4.00%, 6/22/50 (3)	2,150	2,287
		8,839
Pipeline – 0.7%
Boardwalk Pipelines L.P.,
4.80%, 5/3/29	965	1,028
Energy Transfer Operating L.P.,
4.20%, 9/15/23	1,005	1,068
Enterprise Products Operating LLC,
3.95%, 1/31/60	1,195	1,231
Sunoco Logistics Partners Operations L.P.,
3.90%, 7/15/26	1,685	1,770
Western Midstream Operating L.P.,
5.25%, 2/1/50	1,590	1,376
		6,473
Power Generation – 0.4%
Calpine Corp.,
4.50%, 2/15/28 (3)	2,185	2,130
Terraform Global Operating LLC,
6.13%, 3/1/26 (3)	1,035	1,020
		3,150
Property & Casualty Insurance – 0.1%
Berkshire Hathaway Finance Corp.,
1.85%, 3/12/30	695	715
Publishing & Broadcasting – 0.4%
Entercom Media Corp.,
7.25%, 11/1/24 (3)	1,645	1,431
TEGNA, Inc.,
5.00%, 9/15/29 (3)	1,850	1,732
		3,163
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.0% continued
Real Estate – 2.6%
American Campus Communities Operating Partnership L.P.,
2.85%, 2/1/30	$1,044	$1,008
American Tower Corp.,
3.13%, 1/15/27	3,270	3,578
Brixmor Operating Partnership L.P.,
4.05%, 7/1/30	600	614
EPR Properties,
4.50%, 4/1/25	1,500	1,425
4.50%, 6/1/27	2,215	2,054
Equinix, Inc.,
3.20%, 11/18/29	1,015	1,104
Essex Portfolio L.P.,
2.65%, 3/15/32	2,545	2,684
Healthcare Realty Trust, Inc.,
2.40%, 3/15/30	1,860	1,770
Healthpeak Properties, Inc.,
3.25%, 7/15/26	655	716
Iron Mountain, Inc.,
4.88%, 9/15/27 (3)	1,765	1,719
iStar, Inc.,
4.75%, 10/1/24	1,700	1,587
National Retail Properties, Inc.,
3.10%, 4/15/50	2,410	2,057
Ventas Realty L.P.,
4.40%, 1/15/29	1,600	1,745
VEREIT Operating Partnership L.P.,
3.40%, 1/15/28	375	378
		22,439
Refining & Marketing – 0.4%
CVR Energy, Inc.,
5.75%, 2/15/28 (3)	2,995	2,621
Murphy Oil USA, Inc.,
4.75%, 9/15/29	1,000	1,022
		3,643
Restaurants – 0.4%
Golden Nugget, Inc.,
6.75%, 10/15/24 (3)	1,920	1,380
Starbucks Corp.,
1.30%, 5/7/22	345	350
2.00%, 3/12/27	695	728
3.50%, 11/15/50	815	859
		3,317

FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.0% continued
Retail - Consumer Discretionary – 1.0%
Amazon.com, Inc.,
2.70%, 6/3/60	$1,215	$1,236
eBay, Inc.,
1.90%, 3/11/25	1,025	1,058
3.60%, 6/5/27	790	897
2.70%, 3/11/30	3,565	3,775
Home Depot (The), Inc.,
2.50%, 4/15/27	690	756
Ross Stores, Inc.,
4.60%, 4/15/25	1,100	1,262
		8,984
Retail - Consumer Staples – 0.2%
Sysco Corp.,
3.30%, 2/15/50	2,085	1,963
Semiconductors – 1.1%
Applied Materials, Inc.,
2.75%, 6/1/50	800	817
Broadcom, Inc.,
3.15%, 11/15/25 (3)	1,270	1,352
Intel Corp.,
3.10%, 2/15/60	2,030	2,239
KLA Corp.,
3.30%, 3/1/50	1,205	1,244
Lam Research Corp.,
2.88%, 6/15/50	1,230	1,267
NVIDIA Corp.,
3.50%, 4/1/40	1,185	1,382
QUALCOMM, Inc.,
3.25%, 5/20/50	1,225	1,340
		9,641
Software & Services – 1.7%
Broadridge Financial Solutions, Inc.,
2.90%, 12/1/29	996	1,065
Citrix Systems, Inc.,
4.50%, 12/1/27	1,700	1,950
Equifax, Inc.,
2.60%, 12/15/25	1,030	1,097
3.10%, 5/15/30	1,150	1,227
Infor, Inc.,
1.75%, 7/15/25 (3)	865	869
International Business Machines Corp.,
2.85%, 5/15/40	2,045	2,129
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.0% continued
Software & Services – 1.7%continued
Leidos, Inc.,
3.63%, 5/15/25 (3)	$430	$469
Moody's Corp.,
4.25%, 2/1/29	1,630	1,936
Solera LLC/Solera Finance, Inc.,
10.50%, 3/1/24 (3)	2,535	2,579
Verisk Analytics, Inc.,
3.63%, 5/15/50	400	453
Vmware, Inc.,
2.95%, 8/21/22	800	827
		14,601
Tobacco – 0.2%
Reynolds American, Inc.,
5.85%, 8/15/45	1,172	1,441
Transportation & Logistics – 0.3%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
4.00%, 7/15/25(3)	2,090	2,286
Utilities – 1.7%
American Electric Power Co., Inc.,
3.25%, 3/1/50	2,490	2,569
Avangrid, Inc.,
3.80%, 6/1/29	2,070	2,396
CenterPoint Energy, Inc.,
2.95%, 3/1/30	1,785	1,896
Dominion Energy, Inc.,
3.07%, 8/15/24	660	710
East Ohio Gas (The) Co.,
3.00%, 6/15/50 (3)	2,070	2,061
Exelon Corp.,
5.63%, 6/15/35	1,480	1,945
PPL Capital Funding, Inc.,
4.00%, 9/15/47	1,535	1,657
Xcel Energy, Inc.,
2.60%, 12/1/29	1,840	1,974
		15,208
Waste & Environment Services & Equipment – 0.2%
Stericycle, Inc.,
5.38%, 7/15/24 (3)	1,255	1,286
Waste Management, Inc.,
3.45%, 6/15/29	624	643
		1,929

NORTHERN FUNDS QUARTERLY REPORT     17    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.0% continued
Wireless Telecommunications Services – 3.6%
AT&T, Inc.,
3.40%, 5/15/25	$1,870	$2,055
3.80%, 2/15/27	1,725	1,943
4.10%, 2/15/28	2,615	2,991
6.55%, 6/15/34	2,357	3,027
5.35%, 12/15/43	905	1,142
Sprint Capital Corp.,
6.88%, 11/15/28	2,540	3,093
Sprint Corp.,
7.88%, 9/15/23	2,860	3,221
7.13%, 6/15/24	1,705	1,925
T-Mobile USA, Inc.,
3.50%, 4/15/25 (3)	2,095	2,280
2.55%, 2/15/31 (3)	1,250	1,254
Verizon Communications, Inc.,
3.38%, 2/15/25	2,180	2,426
4.40%, 11/1/34	2,400	2,988
5.01%, 8/21/54	2,010	2,920
		31,265
Wireline Telecommunications Services – 0.2%
Level 3 Financing, Inc.,
4.63%, 9/15/27(3)	1,850	1,864
Total Corporate Bonds
(Cost $322,135)		330,215

FOREIGN ISSUER BONDS – 7.6%
Banks – 1.6%
Australia & New Zealand Banking Group Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.29%), 2.95%, 7/22/30 (1) (3)	2,200	2,244
BPCE S.A.,
3.50%, 10/23/27 (3)	1,575	1,708
Deutsche Bank A.G.,
3.30%, 11/16/22	1,465	1,498
Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.33%, 6/15/23 (1)	2,005	2,017
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 2.44%, 2/5/26 (1)	800	826
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.6% continued
Banks – 1.6%continued
National Australia Bank Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.88%), 3.93%, 8/2/34 (1) (3)	$2,040	$2,223
Westpac Banking Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.35%), 2.89%, 2/4/30 (1)	2,130	2,171
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 7/24/34 (1)	1,070	1,181
		13,868
Cable & Satellite – 0.8%
Altice Financing S.A.,
7.50%, 5/15/26 (3)	3,550	3,719
LCPR Senior Secured Financing DAC,
6.75%, 10/15/27 (3)	600	612
UPC Holding B.V.,
5.50%, 1/15/28 (3)	2,625	2,521
		6,852
Commercial Finance – 0.1%
Avolon Holdings Funding Ltd.,
3.25%, 2/15/27(3)	1,220	985
Design, Manufacturing & Distribution – 0.2%
Flex Ltd.,
4.75%, 6/15/25	1,625	1,814
Diversified Banks – 1.1%
Bank of Montreal,
1.85%, 5/1/25	2,115	2,189
BNP Paribas S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.94%), 4.50%, 2/25/30 (1) (2) (3)	2,265	1,985
(Variable, U.S. SOFR + 1.51%), 3.05%, 1/13/31 (1) (3)	1,270	1,338
Credit Agricole S.A.,
3.25%, 1/14/30 (3)	1,000	1,073
Deutsche Bank A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.52%), 6.00%, 10/30/25 (1) (2)	1,800	1,485
Societe Generale S.A.,
2.63%, 10/16/24 (3)	1,825	1,864
		9,934

FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.6% continued
Electrical Equipment Manufacturing – 0.0%
Johnson Controls International PLC,
5.13%, 9/14/45	$115	$138
Financial Services – 0.6%
Credit Suisse Group A.G.,
(Variable, U.S. SOFR + 2.04%), 2.19%, 6/5/26 (1) (3)	2,340	2,370
(Variable, U.S. SOFR + 3.73%), 4.19%, 4/1/31 (1) (3)	2,115	2,411
		4,781
Food & Beverage – 0.3%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.,
5.50%, 1/15/30 (3)	1,575	1,614
MARB BondCo PLC,
6.88%, 1/19/25 (3)	1,040	1,036
		2,650
Integrated Oils – 0.1%
Cenovus Energy, Inc.,
6.75%, 11/15/39	765	745
Internet Media – 0.1%
Tencent Holdings Ltd.,
2.99%, 1/19/23(3)	925	961
Metals & Mining – 0.8%
Anglo American Capital PLC,
3.75%, 4/10/22 (3)	1,985	2,042
New Gold, Inc.,
6.25%, 11/15/22 (3)	1,770	1,789
6.38%, 5/15/25 (3)	1,115	1,126
Teck Resources Ltd.,
6.25%, 7/15/41	1,620	1,771
		6,728
Oil & Gas Services & Equipment – 0.0%
Noble Holding International Ltd.,
7.88%, 2/1/26(3)	1,360	354
Pharmaceuticals – 0.6%
Bausch Health Cos., Inc.,
6.13%, 4/15/25 (3)	1,530	1,552
GlaxoSmithKline Capital PLC,
3.00%, 6/1/24	830	898
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/26	440	488
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.6% continued
Pharmaceuticals – 0.6%continued
Takeda Pharmaceutical Co. Ltd.,
3.18%, 7/9/50	$2,060	$2,053
		4,991
Pipeline – 0.1%
TransCanada PipeLines Ltd.,
(Variable, ICE LIBOR USD 3M + 2.21%), 2.60%, 5/15/67(7)	1,236	835
Refining & Marketing – 0.3%
Parkland Corp.,
6.00%, 4/1/26(3)	2,535	2,598
Semiconductors – 0.3%
NXP B.V./NXP Funding LLC/NXP USA, Inc.,
2.70%, 5/1/25 (3)	410	430
3.40%, 5/1/30 (3)	2,025	2,179
		2,609
Waste & Environment Services & Equipment – 0.1%
Waste Connections, Inc.,
3.05%, 4/1/50	705	710
Wireless Telecommunications Services – 0.3%
Altice France S.A.,
7.38%, 5/1/26 (3)	1,000	1,043
Connect Finco S.a.r.l./Connect US Finco LLC,
6.75%, 10/1/26 (3)	1,685	1,596
		2,639
Wireline Telecommunications Services – 0.2%
British Telecommunications PLC,
5.13%, 12/4/28	1,575	1,947
Total Foreign Issuer Bonds
(Cost $66,447)		66,139

U.S. GOVERNMENT AGENCIES – 29.9%(8)
Fannie Mae – 19.8%
Fannie Mae REMIC, Series 2019-51, Class JH,
2.50%, 6/25/49	3,662	3,872
Pool #256883,
6.00%, 9/1/37	9	10
Pool #535714,
7.50%, 1/1/31	14	16

NORTHERN FUNDS QUARTERLY REPORT     19    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.9% (8)continued
Fannie Mae – 19.8%continued
Pool #545003,
8.00%, 5/1/31	$1	$1
Pool #545437,
7.00%, 2/1/32	34	39
Pool #545556,
7.00%, 4/1/32	20	24
Pool #555189,
7.00%, 12/1/32	116	136
Pool #581806,
7.00%, 7/1/31	44	51
Pool #585617,
7.00%, 5/1/31(9)	—	—
Pool #725228,
6.00%, 3/1/34	98	114
Pool #AB9546,
3.50%, 6/1/28	135	144
Pool #AL3063,
3.50%, 1/1/28	509	541
Pool #AL5119,
4.00%, 4/1/34	1,656	1,803
Pool #AL8352,
3.00%, 10/1/44	5,031	5,390
Pool #AQ9360,
2.50%, 1/1/28	146	155
Pool #AS1991,
3.50%, 3/1/29	664	709
Pool #AS3655,
4.50%, 10/1/44	1,451	1,591
Pool #AS6520,
3.50%, 1/1/46	3,480	3,713
Pool #AS7088,
2.50%, 5/1/31	2,865	3,006
Pool #AS7568,
4.50%, 7/1/46	2,047	2,217
Pool #AS7694,
2.50%, 8/1/31	7,246	7,703
Pool #AS8699,
4.00%, 1/1/47	3,323	3,553
Pool #AS8984,
4.50%, 3/1/47	2,075	2,248
Pool #AZ7903,
4.00%, 6/1/41	2,832	3,108
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.9% (8)continued
Fannie Mae – 19.8%continued
Pool #BH4092,
4.50%, 10/1/47	$2,536	$2,740
Pool #BH6175,
3.50%, 7/1/47	1,530	1,616
Pool #BJ0686,
4.00%, 4/1/48	2,681	2,847
Pool #BJ3524,
4.00%, 11/1/47	3,429	3,654
Pool #BK4740,
4.00%, 8/1/48	6,060	6,423
Pool #BM1948,
6.00%, 7/1/41	291	340
Pool #BM3428,
3.50%, 1/1/33	2,036	2,165
Pool #BM4413,
4.50%, 12/1/47	3,368	3,630
Pool #BM5070,
4.00%, 6/1/38	3,144	3,368
Pool #BM5168,
2.50%, 6/1/46	1,029	1,090
Pool #BM5785,
3.50%, 9/1/46	3,031	3,235
Pool #BM5969,
3.00%, 11/1/46	7,934	8,498
Pool #BM5984,
5.00%, 5/1/49	451	493
Pool #BM5996,
5.00%, 12/1/48	333	364
Pool #FM0057,
2.50%, 5/1/32	6,470	6,854
Pool #FM1303,
3.00%, 1/1/48	3,792	4,098
Pool #FM1472,
3.50%, 3/1/34	167	176
Pool #FM1572,
3.00%, 9/1/48	1,609	1,704
Pool #FM2076,
3.00%, 3/1/45	3,794	4,064
Pool #FM2483,
3.50%, 2/1/33	2,655	2,809
Pool #FM2731,
2.50%, 3/1/50	7,244	7,660

FIXED INCOME FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.9% (8)continued
Fannie Mae – 19.8%continued
Pool #FM2749,
4.00%, 6/1/48	$4,551	$4,987
Pool #FM2843,
4.00%, 9/1/46	5,259	5,764
Pool #FM3173,
7/1/47(10)	3,773	4,084
Pool #FM3201,
3.50%, 4/1/34	2,133	2,259
Pool #FM3247,
4.50%, 10/1/45	6,327	7,032
Pool #FM3308,
3.00%, 4/1/32	2,078	2,189
Pool #MA0878,
4.00%, 10/1/31	872	939
Pool #MA2522,
3.50%, 2/1/46	4,305	4,609
Pool #MA2642,
3.50%, 6/1/46	4,696	5,003
Pool #MA2864,
3.50%, 1/1/47	2,547	2,702
Pool #MA3004,
4.00%, 5/1/37	952	1,025
Pool #MA3088,
4.00%, 8/1/47	2,583	2,760
Pool #MA3183,
4.00%, 11/1/47	6,294	6,715
Pool #MA3184,
4.50%, 11/1/47	4,364	4,713
Pool #MA3211,
4.00%, 12/1/47	6,420	6,845
Pool #MA3448,
5.00%, 8/1/48	1,965	2,147
		171,745
Freddie Mac – 4.8%
Freddie Mac Multifamily Structured Pass Through Certificates, Series K730, Class A2,
3.59%, 1/25/25	1,790	1,987
Pool #1B3575,
(Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 11.39% Cap), 4.05%, 9/1/37(7)	55	55
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.9% (8)continued
Freddie Mac – 4.8%continued
Pool #1G2296,
(Floating, ICE LIBOR USD 1Y + 2.06%, 2.06% Floor, 11.17% Cap), 4.19%, 11/1/37(7)	$255	$257
Pool #QA5174,
3.00%, 12/1/49	5,969	6,339
Pool #RD5026,
3.00%, 4/1/30	1,065	1,121
Pool #SB0084,
3.00%, 2/1/32	1,954	2,068
Pool #SB0216,
3.00%, 12/1/32	1,246	1,313
Pool #SB0329,
3.00%, 9/1/32	4,370	4,604
Pool #SD0033,
3.00%, 12/1/47	1,370	1,481
Pool #SD0039,
4.00%, 2/1/46	8,936	9,801
Pool #ZK7457,
3.50%, 2/1/29	4,081	4,334
Pool #ZS4687,
2.50%, 11/1/46	1,196	1,267
Pool #ZT0714,
5.00%, 10/1/48	2,106	2,302
Pool #ZT1333,
2.50%, 10/1/31	4,506	4,778
		41,707
Freddie Mac Gold – 2.2%
Pool #C00910,
7.50%, 1/1/30	110	128
Pool #G05935,
6.00%, 3/1/36	164	191
Pool #G07068,
5.00%, 7/1/41	586	672
Pool #G08731,
2.50%, 11/1/46	2,551	2,703
Pool #G15612,
3.50%, 12/1/29	159	169
Pool #G16396,
3.50%, 2/1/33	2,408	2,542
Pool #G18643,
2.50%, 5/1/32	201	211

NORTHERN FUNDS QUARTERLY REPORT     21    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.9% (8)continued
Freddie Mac Gold – 2.2%continued
Pool #G60948,
3.00%, 1/1/47	$546	$588
Pool #G61670,
3.00%, 5/1/47	7,197	7,692
Pool #G61723,
3.50%, 1/1/43	161	178
Pool #Q15842,
3.00%, 2/1/43	2,574	2,760
Pool #Q63667,
4.50%, 5/1/49	1,046	1,124
		18,958
Government National Mortgage Association I – 0.3%
Pool #757013,
12/15/40(10)	2,705	2,890
Government National Mortgage Association II – 2.8%
Pool #784801,
3.50%, 6/20/47	1,652	1,768
Pool #784832,
2.50%, 10/20/45	12,703	13,462
Pool #MA0782,
3.00%, 2/20/43	5,965	6,382
Pool #MA0850,
2.50%, 3/20/43	1,909	2,023
Pool #MA4008,
5.50%, 10/20/46	176	203
		23,838
Total U.S. Government Agencies
(Cost $253,197)		259,138

U.S. GOVERNMENT OBLIGATIONS – 16.5%
U.S. Treasury Bonds – 4.1%
1.13%, 5/15/40	17,238	17,077
2.00%, 2/15/50	16,174	18,523
		35,600
U.S. Treasury Notes – 12.4%
0.13%, 5/31/22	37,642	37,614
0.13%, 5/15/23	51,999	51,922
0.25%, 5/31/25	18,116	18,094
		107,630
Total U.S. Government Obligations
(Cost $141,784)		143,230

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 0.9%
California – 0.4%
University of California Regents Medical Center Pooled Taxable Revenue Bonds, Series N,
3.26%, 5/15/60	$1,610	$1,674
3.71%, 5/15/20(4)	1,610	1,668
		3,342
New Jersey – 0.2%
New Jersey State Transportation Trust Fund Authority Transportation System Taxable Revenue Refunding Bonds,
4.13%, 6/15/42	1,610	1,500
New York – 0.2%
New York State Thruway Authority Taxable Revenue Refunding Bonds, Series M,
3.50%, 1/1/42	1,585	1,618
Texas – 0.1%
Texas State Private Activity Bond Surface Transportation Corp. Taxable Revenue Bonds, North Tarrant Express Managed Lanes Project,
3.92%, 12/31/49	1,200	1,235
Total Municipal Bonds
(Cost $7,615)		7,695

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.07%(11) (12)	17,218,092	$17,218
Total Investment Companies
(Cost $17,218)		17,218

FIXED INCOME FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.3%
U.S. Treasury Bill, 0.88%, 7/16/20(13)	$2,400	$2,400
	Total Short-Term Investments
	(Cost $2,399)	2,400

	Total Investments – 98.9%
	(Cost $841,475)	858,475
	Other Assets less Liabilities – 1.1%	9,620
	NET ASSETS – 100.0%	$868,095

(1)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(2)	Perpetual bond. Maturity date represents next call date.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(4)	Century bond maturing in 2120.
(5)	Issuer has defaulted on terms of debt obligation.
(6)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(7)	Variable rate security. Rate as of June 30, 2020 is disclosed.
(8)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(9)	Principal Amount and Value rounds to less than one thousand.
(10)	When-Issued Security. Coupon rate is not in effect at June 30, 2020.
(11)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(12)	7-day current yield as of June 30, 2020 is disclosed.
(13)	Discount rate at the time of purchase.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

S&P - Standard & Poor's

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At June 30, 2020, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	20.1%
U.S. Agency	27.1
AAA	3.9
AA	1.3
A	8.8
BBB	26.5
BB	6.1
B	2.5
CCC	1.7
Cash Equivalents	2.0
Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

NORTHERN FUNDS QUARTERLY REPORT     23    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued	June 30, 2020 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$32,440	$—	$32,440
Corporate Bonds(1)	—	330,215	—	330,215
Foreign Issuer Bonds(1)	—	66,139	—	66,139
U.S. Government Agencies(1)	—	259,138	—	259,138
U.S. Government Obligations(1)	—	143,230	—	143,230
Municipal Bonds(1)	—	7,695	—	7,695
Investment Companies	17,218	—	—	17,218
Short-Term Investments	—	2,400	—	2,400
Total Investments	$17,218	$841,257	$—	$858,475

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$3,804	$235,881	$222,467	$10	$17,218	17,218,092
FIXED INCOME FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
HIGH YIELD FIXED INCOME FUND	June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 72.2%
Advertising & Marketing – 0.4%
Terrier Media Buyer, Inc.,
8.88%, 12/15/27(1)	$13,350	$12,799
Aerospace & Defense – 1.2%
Howmet Aerospace, Inc.,
6.88%, 5/1/25	5,625	6,102
SSL Robotics LLC,
9.75%, 12/31/23 (1)	12,275	13,134
TransDigm, Inc.,
5.50%, 11/15/27	10,225	8,923
Triumph Group, Inc.,
7.75%, 8/15/25	16,750	12,584
		40,743
Airlines – 0.6%
American Airlines Group, Inc.,
3.75%, 3/1/25 (1)	6,600	3,068
Delta Air Lines, Inc.,
7.00%, 5/1/25 (1)	7,950	8,207
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
6.50%, 6/20/27 (1)	8,350	8,371
		19,646
Auto Parts Manufacturing – 0.6%
American Axle & Manufacturing, Inc.,
6.88%, 7/1/28	3,150	3,119
Dana, Inc.,
5.63%, 6/15/28	8,750	8,686
Meritor, Inc.,
6.25%, 6/1/25 (1)	8,950	9,039
		20,844
Automobiles Manufacturing – 2.1%
Ford Motor Co.,
8.50%, 4/21/23	6,600	6,980
9.00%, 4/22/25	6,575	7,116
9.63%, 4/22/30	1,825	2,161
Ford Motor Credit Co. LLC,
3.81%, 10/12/21	4,250	4,209
4.25%, 9/20/22	4,275	4,190
5.58%, 3/18/24	4,628	4,673
3.66%, 9/8/24	4,275	4,030
4.06%, 11/1/24	3,800	3,629
5.13%, 6/16/25	2,000	2,001
4.13%, 8/4/25	8,200	7,777
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.2% continued
Automobiles Manufacturing – 2.1%continued
4.39%, 1/8/26	$8,725	$8,308
5.11%, 5/3/29	5,318	5,168
General Motors Financial Co., Inc.,
(Variable, ICE LIBOR USD 3M + 3.60%), 5.75%, 9/30/27 (2) (3)	11,975	10,553
		70,795
Cable & Satellite – 3.7%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/1/28 (1)	27,887	28,793
CSC Holdings LLC,
6.50%, 2/1/29 (1)	20,600	22,531
5.75%, 1/15/30 (1)	8,425	8,775
DISH DBS Corp.,
7.75%, 7/1/26	24,417	25,882
GCI LLC,
6.88%, 4/15/25	9,266	9,544
Hughes Satellite Systems Corp.,
6.63%, 8/1/26	10,030	10,410
Midcontinent Communications/Midcontinent Finance Corp.,
5.38%, 8/15/27 (1)	10,225	10,382
Radiate Holdco LLC/Radiate Finance, Inc.,
6.63%, 2/15/25 (1)	10,300	10,251
		126,568
Casinos & Gaming – 2.8%
Boyd Gaming Corp.,
4.75%, 12/1/27 (1)	13,350	11,481
Caesars Resort Collection LLC/CRC Finco, Inc.,
5.25%, 10/15/25 (1)	12,975	11,288
Colt Merger Sub, Inc.,
7/1/25 (1) (4)	8,250	8,297
7/1/25 (1) (4)	5,100	5,068
7/1/27 (1) (4)	5,975	5,773
Eldorado Resorts, Inc.,
6.00%, 9/15/26	16,688	18,029
MGM Resorts International,
6.00%, 3/15/23	3,307	3,340
Scientific Games International, Inc.,
8.25%, 3/15/26 (1)	16,060	14,404

NORTHERN FUNDS QUARTERLY REPORT     25    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.2% continued
Casinos & Gaming – 2.8%continued
Station Casinos LLC,
4.50%, 2/15/28 (1)	$12,125	$10,261
Twin River Worldwide Holdings, Inc.,
6.75%, 6/1/27 (1)	8,025	7,624
		95,565
Chemicals – 0.9%
CVR Partners L.P./CVR Nitrogen Finance Corp.,
9.25%, 6/15/23 (1)	15,110	14,808
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.,
9.00%, 7/1/28 (1)	3,650	3,805
Univar Solutions USA, Inc.,
5.13%, 12/1/27 (1)	8,250	8,346
W.R. Grace & Co.-Conn.,
4.88%, 6/15/27 (1)	4,325	4,381
		31,340
Coal Operations – 0.4%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp.,
7.50%, 5/1/25(1)	18,092	12,167
Commercial Finance – 0.6%
Fortress Transportation and Infrastructure Investors LLC,
6.75%, 3/15/22 (1)	6,961	6,686
Voyager Aviation Holdings LLC/Voyager Finance Co.,
8.50%, 8/15/21 (1)	17,225	12,574
		19,260
Communications Equipment – 1.0%
CommScope, Inc.,
6.00%, 3/1/26 (1)	12,500	12,812
7/1/28 (1) (4)	5,750	5,736
ViaSat, Inc.,
5.63%, 4/15/27 (1)	7,575	7,755
6.50%, 7/15/28 (1)	8,775	8,777
		35,080
Construction Materials Manufacturing – 0.3%
Summit Materials LLC/Summit Materials Finance Corp.,
6.50%, 3/15/27(1)	8,683	8,878
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.2% continued
Consumer Finance – 2.8%
Credit Acceptance Corp.,
6.63%, 3/15/26	$14,563	$14,622
Curo Group Holdings Corp.,
8.25%, 9/1/25 (1)	15,240	12,187
Discover Financial Services,
(Variable, ICE LIBOR USD 3M + 3.08%), 5.50%, 10/30/27 (2) (3)	8,825	7,937
Enova International, Inc.,
8.50%, 9/15/25 (1)	10,800	9,747
Freedom Mortgage Corp.,
8.13%, 11/15/24 (1)	13,073	12,681
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	6,475	5,180
Navient Corp.,
5.00%, 3/15/27	13,100	11,004
Provident Funding Associates L.P./PFG Finance Corp.,
6.38%, 6/15/25 (1)	5,197	4,859
Springleaf Finance Corp.,
6.88%, 3/15/25	4,175	4,283
5.38%, 11/15/29	13,700	12,810
		95,310
Consumer Products – 0.3%
Edgewell Personal Care Co.,
5.50%, 6/1/28 (1)	3,800	3,904
Energizer Holdings, Inc.,
7.75%, 1/15/27 (1)	7,300	7,784
		11,688
Consumer Services – 1.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
6.63%, 7/15/26 (1)	9,675	10,159
APX Group, Inc.,
6.75%, 2/15/27 (1)	9,335	8,810
Prime Security Services Borrower LLC/Prime Finance, Inc.,
6.25%, 1/15/28 (1)	17,875	16,847
		35,816
Containers & Packaging – 0.9%
Flex Acquisition Co., Inc.,
7.88%, 7/15/26 (1)	5,924	5,746

FIXED INCOME FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.2% continued
Containers & Packaging – 0.9%continued
LABL Escrow Issuer LLC,
6.75%, 7/15/26 (1)	$5,075	$5,280
Mauser Packaging Solutions Holding Co.,
7.25%, 4/15/25 (1)	12,642	11,463
Owens-Brockway Glass Container, Inc.,
6.63%, 5/13/27 (1)	4,535	4,716
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg),
7.00%, 7/15/24 (1)	4,550	4,563
		31,768
Department Stores – 0.2%
Macy's, Inc.,
8.38%, 6/15/25(1)	8,225	8,188
Electrical Equipment Manufacturing – 0.5%
Vertical US Newco, Inc.,
5.25%, 7/15/27	5,600	5,600
WESCO Distribution, Inc.,
7.13%, 6/15/25 (1)	5,475	5,766
7.25%, 6/15/28 (1)	4,100	4,336
		15,702
Entertainment Content – 0.9%
Allen Media LLC/Allen Media Co-Issuer, Inc.,
10.50%, 2/15/28 (1)	14,635	13,401
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 8/15/26 (1)	10,775	7,798
6.63%, 8/15/27 (1)	18,925	10,078
		31,277
Exploration & Production – 6.2%
Apache Corp.,
3.25%, 4/15/22	4,000	3,871
4.38%, 10/15/28	8,000	7,064
4.25%, 1/15/30	4,000	3,458
Berry Petroleum Co. LLC,
7.00%, 2/15/26 (1)	17,600	14,256
Chesapeake Energy Corp.,
11.50%, 1/1/25 (1) (5)	9,100	1,039
Denbury Resources, Inc.,
9.00%, 5/15/21 (1)	19,408	7,423
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.2% continued
Exploration & Production – 6.2%continued
Endeavor Energy Resources L.P./EER Finance, Inc.,
6.63%, 7/15/25 (1)	$4,000	$4,031
Energy Ventures Gom LLC/EnVen Finance Corp.,
11.00%, 2/15/23 (1)	17,900	14,946
EQT Corp.,
7.00%, 2/1/30	14,455	14,889
Gulfport Energy Corp.,
6.38%, 1/15/26	22,690	10,920
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/1/28 (1)	11,542	9,262
Indigo Natural Resources LLC,
6.88%, 2/15/26 (1)	12,720	11,830
Laredo Petroleum, Inc.,
9.50%, 1/15/25	17,240	11,917
Occidental Petroleum Corp.,
2.60%, 8/13/21	8,500	8,307
3.13%, 2/15/22	4,100	3,927
2.70%, 8/15/22	7,600	7,075
2.70%, 2/15/23	9,568	8,719
6.95%, 7/1/24	6,625	6,497
2.90%, 8/15/24	7,177	6,133
7/15/25 (4)	3,950	3,965
5.55%, 3/15/26	9,275	8,465
3.40%, 4/15/26	8,195	6,658
3.50%, 8/15/29	6,000	4,390
SM Energy Co.,
5.63%, 6/1/25	12,210	6,471
Southwestern Energy Co.,
6.20%, 1/23/25	13,663	11,699
Whiting Petroleum Corp.,
6.63%, 1/15/26 (6)	20,499	3,639
WPX Energy, Inc.,
4.50%, 1/15/30	8,775	7,722
		208,573
Financial Services – 1.2%
Advisor Group Holdings, Inc.,
10.80%, 8/1/27 (1)	9,875	9,677
LPL Holdings, Inc.,
5.75%, 9/15/25 (1)	6,693	6,777
Nationstar Mortgage Holdings, Inc.,
6.00%, 1/15/27 (1)	11,350	10,782

NORTHERN FUNDS QUARTERLY REPORT     27    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.2% continued
Financial Services – 1.2%continued
NFP Corp.,
6.88%, 7/15/25 (1)	$12,275	$12,109
		39,345
Food & Beverage – 2.8%
Dole Food Co., Inc.,
7.25%, 6/15/25 (1)	10,380	9,939
Kraft Heinz Foods Co.,
4.63%, 1/30/29	8,175	8,813
5.00%, 7/15/35	4,075	4,484
5.00%, 6/4/42	17,505	18,443
5.20%, 7/15/45	16,900	18,328
4.38%, 6/1/46	4,350	4,276
NBM US Holdings, Inc.,
7.00%, 5/14/26	13,775	13,800
Simmons Foods, Inc.,
5.75%, 11/1/24 (1)	18,130	17,223
		95,306
Forest & Paper Products Manufacturing – 0.3%
Schweitzer-Mauduit International, Inc.,
6.88%, 10/1/26(1)	10,175	10,404
Hardware – 1.6%
Dell International LLC/EMC Corp.,
5.30%, 10/1/29 (1)	11,051	12,198
Everi Payments, Inc.,
7.50%, 12/15/25 (1)	13,927	13,335
NCR Corp.,
6.13%, 9/1/29 (1)	17,490	17,446
TTM Technologies, Inc.,
5.63%, 10/1/25 (1)	9,605	9,527
		52,506
Health Care Facilities & Services – 3.6%
CHS/Community Health Systems, Inc.,
6.63%, 2/15/25 (1)	18,350	17,249
DaVita, Inc.,
4.63%, 6/1/30 (1)	11,750	11,694
HCA, Inc.,
5.88%, 2/1/29	19,830	22,439
Jaguar Holding Co. II/PPD Development L.P.,
5.00%, 6/15/28 (1)	2,325	2,380
LifePoint Health, Inc.,
4.38%, 2/15/27 (1)	13,025	12,309
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.2% continued
Health Care Facilities & Services – 3.6%continued
MEDNAX, Inc.,
6.25%, 1/15/27 (1)	$11,265	$11,265
Surgery Center Holdings, Inc.,
6.75%, 7/1/25 (1)	4,350	3,926
10.00%, 4/15/27 (1)	2,625	2,625
Tenet Healthcare Corp.,
8.13%, 4/1/22	19,249	20,211
4.88%, 1/1/26 (1)	11,525	11,223
West Street Merger Sub, Inc.,
6.38%, 9/1/25 (1)	6,589	6,375
		121,696
Home & Office Products Manufacturing – 0.6%
CD&R Smokey Buyer, Inc.,
7/15/25 (1) (4)	6,560	6,820
Newell Brands, Inc.,
5.88%, 4/1/36	13,750	14,661
		21,481
Home Improvement – 0.8%
Cornerstone Building Brands, Inc.,
8.00%, 4/15/26 (1)	5,843	5,887
Griffon Corp.,
5.75%, 3/1/28	6,925	6,838
Patrick Industries, Inc.,
7.50%, 10/15/27 (1)	5,025	5,176
PGT Innovations, Inc.,
6.75%, 8/1/26 (1)	10,455	10,560
		28,461
Homebuilders – 1.2%
Beazer Homes USA, Inc.,
5.88%, 10/15/27	9,600	9,168
Century Communities, Inc.,
5.88%, 7/15/25	10,090	10,040
Forestar Group, Inc.,
5.00%, 3/1/28 (1)	10,575	10,363
LGI Homes, Inc.,
6.88%, 7/15/26 (1)	9,548	9,715
		39,286
Industrial Other – 0.6%
Ahern Rentals, Inc.,
7.38%, 5/15/23 (1)	15,175	7,284

FIXED INCOME FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.2% continued
Industrial Other – 0.6%continued
Capitol Investment Merger Sub 2 LLC,
10.00%, 8/1/24 (1)	$11,598	$11,572
		18,856
Internet Media – 0.7%
GrubHub Holdings, Inc.,
5.50%, 7/1/27 (1)	9,850	10,084
Netflix, Inc.,
6.38%, 5/15/29	11,425	13,253
		23,337
Investment Companies – 0.5%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
5.25%, 5/15/27	18,850	18,190
Leisure Products Manufacturing – 0.3%
Mattel, Inc.,
5.88%, 12/15/27	9,650	9,940
Machinery Manufacturing – 0.2%
Amsted Industries, Inc.,
5.63%, 7/1/27(1)	6,850	7,064
Manufactured Goods – 0.4%
FXI Holdings, Inc.,
12.25%, 11/15/26(1)	13,485	13,097
Medical Equipment & Devices Manufacturing – 0.4%
Avantor, Inc.,
9.00%, 10/1/25(1)	12,161	13,073
Metals & Mining – 2.4%
Arconic Corp.,
6.13%, 2/15/28 (1)	6,050	6,049
Cleveland-Cliffs, Inc.,
9.88%, 10/17/25 (1)	4,450	4,668
Commercial Metals Co.,
5.75%, 4/15/26	15,048	15,424
Freeport-McMoRan, Inc.,
5.45%, 3/15/43	16,960	16,621
Joseph T Ryerson & Son, Inc.,
11.00%, 5/15/22 (1)	10,450	10,672
Novelis Corp.,
4.75%, 1/30/30 (1)	12,150	11,603
United States Steel Corp.,
6.88%, 8/15/25	21,300	14,484
		79,521
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.2% continued
Oil & Gas Services & Equipment – 0.7%
Oceaneering International, Inc.,
6.00%, 2/1/28	$20,495	$14,346
USA Compression Partners L.P./USA Compression Finance Corp.,
6.88%, 4/1/26	9,466	9,147
		23,493
Pharmaceuticals – 1.3%
Bausch Health Americas, Inc.,
8.50%, 1/31/27 (1)	17,415	18,482
Horizon Therapeutics USA, Inc.,
5.50%, 8/1/27 (1)	10,450	10,872
JPR Royalty Sub LLC,
14.00%, 9/1/20 (1) (5) (7)	8,000	4,000
Par Pharmaceutical, Inc.,
7.50%, 4/1/27 (1)	9,813	10,070
		43,424
Pipeline – 5.0%
American Midstream Partners L.P./American Midstream Finance Corp.,
9.50%, 12/15/21 (1)	18,398	16,742
Cheniere Energy Partners L.P.,
4.50%, 10/1/29 (1)	7,850	7,605
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,
5.63%, 5/1/27 (1)	9,075	7,566
DCP Midstream Operating L.P.,
5.63%, 7/15/27	10,983	11,052
EnLink Midstream Partners L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%), 6.00%, 12/15/22 (2) (3)	19,300	6,948
EQM Midstream Partners L.P.,
6.00%, 7/1/25 (1)	7,250	7,344
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.00%, 5/15/23	14,084	12,676
Global Partners L.P./GLP Finance Corp.,
7.00%, 6/15/23	9,179	8,823
7.00%, 8/1/27	10,860	10,045
Holly Energy Partners L.P./Holly Energy Finance Corp.,
5.00%, 2/1/28 (1)	5,325	5,072

NORTHERN FUNDS QUARTERLY REPORT     29    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.2% continued
Pipeline – 5.0%continued
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
7.25%, 2/15/21	$6,802	$5,101
NGL Energy Partners L.P./NGL Energy Finance Corp.,
7.50%, 11/1/23	11,882	9,862
7.50%, 4/15/26	6,625	5,035
NuStar Logistics L.P.,
6.00%, 6/1/26	6,580	6,383
PBF Logistics L.P./PBF Logistics Finance Corp.,
6.88%, 5/15/23	13,866	13,207
Plains All American Pipeline L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%), 6.13%, 11/15/22 (2) (3)	12,100	8,636
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
6.50%, 7/15/27	7,025	7,042
Western Midstream Operating L.P.,
3.10%, 2/1/25	7,150	6,775
4.65%, 7/1/26	5,800	5,555
4.75%, 8/15/28	4,665	4,467
4.05%, 2/1/30	2,385	2,296
		168,232
Power Generation – 1.1%
Calpine Corp.,
5.13%, 3/15/28	19,662	19,269
NRG Energy, Inc.,
5.75%, 1/15/28	8,470	8,936
Vistra Operations Co. LLC,
5.63%, 2/15/27 (1)	8,625	8,852
		37,057
Property & Casualty Insurance – 0.7%
Acrisure LLC/Acrisure Finance, Inc.,
7.00%, 11/15/25 (1)	9,395	8,984
NMI Holdings, Inc.,
7.38%, 6/1/25 (1)	6,300	6,592
USI, Inc.,
6.88%, 5/1/25 (1)	9,054	9,133
		24,709
Publishing & Broadcasting – 2.7%
Clear Channel Outdoor Holdings, Inc.,
5.13%, 8/15/27 (1)	12,475	11,976
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.2% continued
Publishing & Broadcasting – 2.7%continued
Clear Channel Worldwide Holdings, Inc.,
9.25%, 2/15/24	$5,402	$5,011
Cumulus Media New Holdings, Inc.,
6.75%, 7/1/26 (1)	8,785	8,115
Entercom Media Corp.,
7.25%, 11/1/24 (1)	16,050	13,964
Gray Television, Inc.,
7.00%, 5/15/27 (1)	7,450	7,636
iHeartCommunications, Inc.,
5.25%, 8/15/27 (1)	5,500	5,266
Meredith Corp.,
6.88%, 2/1/26	13,025	10,831
Nexstar Broadcasting, Inc.,
5.63%, 7/15/27 (1)	11,850	11,762
Sirius XM Radio, Inc.,
5.50%, 7/1/29 (1)	6,450	6,789
TEGNA, Inc.,
5.00%, 9/15/29 (1)	12,250	11,468
		92,818
Real Estate – 1.2%
ESH Hospitality, Inc.,
4.63%, 10/1/27 (1)	10,625	9,948
HAT Holdings I LLC/HAT Holdings II LLC,
6.00%, 4/15/25 (1)	7,425	7,778
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.,
4.63%, 6/15/25 (1)	3,975	3,887
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
7.50%, 6/1/25 (1)	9,400	9,611
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC,
7.88%, 2/15/25 (1)	7,900	8,005
		39,229
Real Estate Investment Trusts – 0.3%
iStar, Inc.,
4.75%, 10/1/24	10,150	9,478
Refining & Marketing – 1.1%
CITGO Petroleum Corp.,
7.00%, 6/15/25 (1)	7,850	7,860

FIXED INCOME FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.2% continued
Refining & Marketing – 1.1%continued
CVR Energy, Inc.,
5.75%, 2/15/28 (1)	$15,540	$13,597
PBF Holding Co LLC/PBF Finance Corp.,
6.00%, 2/15/28 (1)	12,125	10,064
Sunoco L.P./Sunoco Finance Corp.,
5.50%, 2/15/26	6,876	6,670
		38,191
Restaurants – 0.9%
Golden Nugget, Inc.,
6.75%, 10/15/24 (1)	20,910	15,029
IRB Holding Corp.,
6.75%, 2/15/26 (1)	14,773	14,108
		29,137
Retail - Consumer Discretionary – 2.2%
KGA Escrow LLC,
7.50%, 8/15/23 (1)	14,499	14,481
L Brands, Inc.,
6.88%, 7/1/25 (1)	2,250	2,323
9.38%, 7/1/25 (1)	1,700	1,702
Lithia Motors, Inc.,
4.63%, 12/15/27 (1)	10,950	10,841
Party City Holdings, Inc.,
6.63%, 8/1/26 (1)	18,785	3,757
PetSmart, Inc.,
7.13%, 3/15/23 (1)	15,000	14,788
Sonic Automotive, Inc.,
6.13%, 3/15/27	12,581	12,455
Staples, Inc.,
7.50%, 4/15/26 (1)	16,896	13,276
		73,623
Retail - Consumer Staples – 0.2%
US Foods, Inc.,
6.25%, 4/15/25(1)	7,050	7,173
Software & Services – 2.6%
Banff Merger Sub, Inc.,
9.75%, 9/1/26 (1)	11,225	11,295
Castle US Holding Corp.,
9.50%, 2/15/28 (1)	9,390	8,686
MPH Acquisition Holdings LLC,
7.13%, 6/1/24 (1)	6,681	6,213
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.2% continued
Software & Services – 2.6%continued
Open Text Holdings, Inc.,
4.13%, 2/15/30 (1)	$5,900	$5,797
Rackspace Hosting, Inc.,
8.63%, 11/15/24 (1)	10,125	10,176
Refinitiv US Holdings, Inc.,
8.25%, 11/15/26 (1)	12,125	13,131
Sabre GLBL, Inc.,
9.25%, 4/15/25 (1)	8,075	8,509
Solera LLC/Solera Finance, Inc.,
10.50%, 3/1/24 (1)	10,464	10,647
Sophia L.P./Sophia Finance, Inc.,
9.00%, 9/30/23 (1)	5,380	5,434
Verscend Escrow Corp.,
9.75%, 8/15/26 (1)	7,910	8,498
		88,386
Supermarkets & Pharmacies – 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
7.50%, 3/15/26(1)	12,100	13,068
Technology – 0.7%
Iron Mountain, Inc.,
4.88%, 9/15/29 (1)	14,814	14,407
5.25%, 7/15/30 (1)	8,700	8,569
		22,976
Transportation & Logistics – 1.4%
Allison Transmission, Inc.,
5.88%, 6/1/29 (1)	8,025	8,346
Cargo Aircraft Management, Inc.,
4.75%, 2/1/28 (1)	12,275	12,168
Navistar International Corp.,
6.63%, 11/1/25 (1)	19,638	18,608
XPO Logistics, Inc.,
6.75%, 8/15/24 (1)	5,125	5,369
6.25%, 5/1/25 (1)	3,725	3,902
		48,393
Travel & Lodging – 0.4%
Hilton Domestic Operating Co., Inc.,
5.38%, 5/1/25 (1)	2,700	2,700
5.75%, 5/1/28 (1)	9,400	9,494
		12,194

NORTHERN FUNDS QUARTERLY REPORT     31    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.2% continued
Utilities – 0.6%
PG&E Corp.,
5.00%, 7/1/28	$4,350	$4,349
Talen Energy Supply LLC,
6.63%, 1/15/28 (1)	16,875	16,516
		20,865
Waste & Environment Services & Equipment – 0.4%
Covanta Holding Corp.,
5.88%, 7/1/25	14,004	14,179
Wireless Telecommunications Services – 1.7%
Sprint Capital Corp.,
6.88%, 11/15/28	17,853	21,736
8.75%, 3/15/32	14,200	20,324
Trilogy International Partners LLC/Trilogy International Finance, Inc.,
8.88%, 5/1/22 (1)	16,250	14,381
		56,441
Wireline Telecommunications Services – 1.5%
CenturyLink, Inc.,
5.13%, 12/15/26 (1)	11,050	11,022
4.00%, 2/15/27 (1)	8,050	7,819
Cincinnati Bell, Inc.,
7.00%, 7/15/24 (1)	11,925	12,163
Level 3 Financing, Inc.,
4.63%, 9/15/27 (1)	10,225	10,302
Zayo Group Holdings, Inc.,
6.13%, 3/1/28 (1)	10,825	10,527
		51,833
Total Corporate Bonds
(Cost $2,615,661)		2,438,469

FOREIGN ISSUER BONDS – 19.7%
Aerospace & Defense – 0.8%
Bombardier, Inc.,
7.50%, 12/1/24 (1)	18,257	11,958
TransDigm UK Holdings PLC,
6.88%, 5/15/26	14,650	13,625
		25,583
Airlines – 0.1%
Virgin Australia Holdings Ltd.,
7.88%, 10/15/21(1)	25,450	4,176
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 19.7% continued
Auto Parts Manufacturing – 0.8%
Clarios Global L.P.,
6.75%, 5/15/25 (1)	$2,100	$2,184
Dana Financing Luxembourg S.a.r.l.,
5.75%, 4/15/25 (1)	11,570	11,744
IHO Verwaltungs GmbH,
6.00%, (100% Cash), 5/15/27 (1) (8)	11,400	11,585
		25,513
Banks – 0.1%
ING Groep N.V.,
(Variable, USD Swap 5Y + 4.45%), 6.50%, 4/16/25(2) (3)	3,546	3,624
Cable & Satellite – 2.1%
Altice Financing S.A.,
7.50%, 5/15/26 (1)	14,195	14,869
5.00%, 1/15/28 (1)	11,850	11,771
LCPR Senior Secured Financing DAC,
6.75%, 10/15/27 (1)	13,240	13,505
Telenet Finance Luxembourg Notes S.a.r.l.,
5.50%, 3/1/28 (1)	5,150	5,407
UPC Holding B.V.,
5.50%, 1/15/28 (1)	12,575	12,077
Ziggo Bond Co. B.V.,
6.00%, 1/15/27 (1)	11,775	11,952
		69,581
Casinos & Gaming – 0.9%
International Game Technology PLC,
5.25%, 1/15/29 (1)	7,525	7,350
Melco Resorts Finance Ltd.,
5.63%, 7/17/27 (1)	9,325	9,419
Wynn Macau Ltd.,
5.50%, 10/1/27 (1)	12,982	12,852
		29,621
Chemicals – 0.1%
Starfruit Finco B.V./Starfruit US Holdco LLC,
8.00%, 10/1/26(1)	4,175	4,274
Commercial Finance – 0.2%
AerCap Holdings N.V.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.54%), 5.88%, 10/10/79(2)	10,375	7,496

FIXED INCOME FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 19.7% continued
Consumer Finance – 0.5%
Fairstone Financial, Inc.,
7.88%, 7/15/24(1)	$17,772	$17,417
Containers & Packaging – 0.3%
ARD Finance S.A.,
6.50%, (100% Cash), 6/30/27(1) (8)	11,175	11,056
Diversified Banks – 1.3%
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.67%), 8.00%, 6/15/24 (2) (3)	12,575	13,031
BNP Paribas S.A.,
(Variable, USD Swap 5Y + 5.15%), 7.38%, 8/19/25 (1) (2) (3)	6,450	7,071
Credit Agricole S.A.,
(Variable, USD Swap 5Y + 4.90%), 7.88%, 1/23/24 (1) (2) (3)	5,168	5,606
Credit Suisse Group A.G.,
(Variable, USD Swap 5Y + 4.60%), 7.50%, 7/17/23 (1) (2) (3)	8,125	8,441
Deutsche Bank A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.52%), 6.00%, 10/30/25 (2) (3)	12,500	10,315
		44,464
Electrical Equipment Manufacturing – 0.0%
Vertical Holdco GmbH,
7.63%, 7/15/28	900	900
Financial Services – 0.8%
Altice France Holding S.A.,
10.50%, 5/15/27 (1)	11,175	12,310
VistaJet Malta Finance PLC/XO Management Holding, Inc.,
10.50%, 6/1/24 (1)	16,525	14,872
		27,182
Food & Beverage – 0.9%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.,
6.50%, 4/15/29 (1)	15,300	16,237
5.50%, 1/15/30 (1)	5,000	5,125
Sigma Holdco B.V.,
7.88%, 5/15/26	7,705	7,667
		29,029
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 19.7% continued
Integrated Oils – 0.2%
Cenovus Energy, Inc.,
4.25%, 4/15/27	$7,825	$7,087
Machinery Manufacturing – 0.2%
Husky III Holding Ltd.,
13.00%, 2/15/25(1) (8)	8,090	7,787
Metals & Mining – 1.2%
First Quantum Minerals Ltd.,
7.25%, 4/1/23 (1)	9,175	8,762
6.50%, 3/1/24 (1)	10,250	9,673
New Gold, Inc.,
6.38%, 5/15/25 (1)	13,911	14,050
Northwest Acquisitions ULC/Dominion Finco, Inc.,
7.13%, 11/1/22 (1) (6)	14,891	153
Vedanta Resources Ltd.,
6.38%, 7/30/22 (1)	11,510	8,805
		41,443
Oil & Gas Services & Equipment – 0.4%
Nabors Industries Ltd.,
7.25%, 1/15/26 (1)	9,900	6,088
Noble Holding International Ltd.,
7.88%, 2/1/26 (1)	7,350	1,911
6.05%, 3/1/41	11,525	317
Transocean Pontus Ltd.,
6.13%, 8/1/25 (1)	5,989	5,211
		13,527
Pharmaceuticals – 2.1%
Bausch Health Cos., Inc.,
5.00%, 1/30/28 (1)	8,500	8,003
5.25%, 1/30/30 (1)	31,975	30,336
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
9.50%, 7/31/27 (1)	9,277	9,812
6.00%, 6/30/28 (1)	11,705	7,550
Teva Pharmaceutical Finance Netherlands III B.V.,
7.13%, 1/31/25 (1)	8,625	9,181
6.75%, 3/1/28	5,780	6,109
		70,991
Power Generation – 0.3%
Drax Finco PLC,
6.63%, 11/1/25(1)	11,102	11,380

NORTHERN FUNDS QUARTERLY REPORT     33    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 19.7% continued
Property & Casualty Insurance – 0.7%
Ardonagh Midco 2 PLC,
1/15/27 (1) (4)	$8,200	$8,241
Ardonagh Midco 3 PLC,
8.63%, 7/15/23 (1)	15,210	15,887
		24,128
Refining & Marketing – 0.9%
eG Global Finance PLC,
6.75%, 2/7/25 (1)	14,950	14,595
Parkland Corp.,
6.00%, 4/1/26 (1)	15,258	15,639
		30,234
Restaurants – 0.4%
1011778 B.C. ULC/New Red Finance, Inc.,
5.75%, 4/15/25(1)	12,050	12,652
Semiconductors – 0.2%
ams A.G.,
7.00%, 7/31/25	5,850	5,792
Technology – 0.4%
Sixsigma Networks Mexico S.A. de C.V.,
7.50%, 5/2/25(1)	15,525	14,597
Travel & Lodging – 0.5%
Royal Caribbean Cruises Ltd.,
9.13%, 6/15/23 (1)	6,250	6,195
Viking Cruises Ltd.,
13.00%, 5/15/25 (1)	3,865	4,078
5.88%, 9/15/27 (1)	12,176	7,249
		17,522
Trucking & Leasing – 0.4%
Fly Leasing Ltd.,
5.25%, 10/15/24	15,615	12,648
Wireless Telecommunications Services – 2.6%
Altice France S.A.,
7.38%, 5/1/26 (1)	25,362	26,448
C&W Senior Financing DAC,
6.88%, 9/15/27 (1)	9,451	9,380
Connect Finco S.a.r.l./Connect US Finco LLC,
6.75%, 10/1/26 (1)	17,575	16,652
Digicel Group 0.5 Ltd.,
10.00%, 4/1/24 (8)	10,431	7,197
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 19.7% continued
Wireless Telecommunications Services – 2.6%continued
Millicom International Cellular S.A.,
5.13%, 1/15/28 (1)	$10,937	$10,994
Telesat Canada/Telesat LLC,
6.50%, 10/15/27 (1)	16,800	16,469
		87,140
Wireline Telecommunications Services – 0.3%
Telecom Italia Capital S.A.,
6.38%, 11/15/33	9,451	10,656
Total Foreign Issuer Bonds
(Cost $742,008)		667,500

TERM LOANS – 2.1%(9)
Consumer Services – 0.6%
TruGreen L.P., Initial Refinancing Term Loan,
(Floating, ICE LIBOR USD 1M + 3.75%), 3.93%, 3/19/26	21,884	21,173
Department Stores – 0.3%
J.C. Penney Corp., Inc., Loan,
(Floating, ICE LIBOR USD 3M + 4.25%, 1.00% Floor), 5.25%, 6/23/23(5)	24,577	8,817
Pharmaceuticals – 0.5%
Alvogen Pharma U.S., Inc., January 2020 Loan,
(Floating, ICE LIBOR USD 3M + 5.25%, 1.00% Floor), 6.32%, 12/31/23	19,033	17,605
Retail - Consumer Discretionary – 0.7%
Bass Pro Group LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 5.00%, 0.75% Floor), 6.07%, 9/25/24	23,243	22,305
Total Term Loans
(Cost $88,450)		69,900

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 0.4%
Banks – 0.4%
GMAC Capital Trust I, (Variable, ICE LIBOR USD 3M + 5.79%), 6.18%(9)	652,459	$14,726
Total Preferred Stocks
(Cost $15,569)		14,726

FIXED INCOME FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 5.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.07%(10) (11)	188,941,411	$188,941
Total Investment Companies
(Cost $188,941)		188,941

Total Investments – 100.0%
(Cost $3,650,629)		3,379,536
Liabilities less Other Assets – (0.0%)		(353)
NET ASSETS – 100.0%		$3,379,183

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(3)	Perpetual bond. Maturity date represents next call date.
(4)	When-Issued Security. Coupon rate is not in effect at June 30, 2020.
(5)	Issuer has defaulted on terms of debt obligation.
(6)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(7)	Restricted security that has been deemed illiquid. At June 30, 2020, the value of this restricted illiquid security amounted to approximately $4,000,000 or 0.1% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
JPR Royalty Sub LLC, 14.00%, 9/1/20	3/10/11	$8,000

(8)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(9)	Variable rate security. Rate as of June 30, 2020 is disclosed.
(10)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(11)	7-day current yield as of June 30, 2020 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

5Y - 5 Year

CMT - Constant Maturity

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

PLC - Public Limited Company

S&P - Standard & Poor's

USD - United States Dollar
Percentages shown are based on Net Assets.
At June 30, 2020, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
BBB	1.4%
BB	35.6
B	38.7
CCC	18.1
CC	0.3
C	0.1
Not Rated	0.2
Cash Equivalents	5.6
Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT     35    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued	June 30, 2020 (UNAUDITED)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds(1)	$—	$2,432,869	$—	$2,438,469
Foreign Issuer Bonds(1)	—	667,500	—	667,500
Term Loans(1)	—	69,900	—	69,900
Preferred Stocks(1)	—	14,726	—	14,726
Investment Companies	188,941	—	—	188,941
Total Investments	$188,941	$3,184,995	$—	$3,379,536

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$24,246	$541,619	$376,924	$26	$188,941	188,941,411
FIXED INCOME FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
SHORT BOND FUND	June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 17.5%
Automobile – 2.5%
CarMax Auto Owner Trust, Series 2020-1, Class A3
1.89%, 12/16/24	$560	$576
Drive Auto Receivables Trust, Series 2020-1, Class A2
1.99%, 12/15/22	349	351
Enterprise Fleet Financing LLC, Series 2020-1, Class A3
1.86%, 12/22/25(1)	2,250	2,284
Ford Credit Auto Lease Trust, Series 2020-A, Class A3
1.85%, 3/15/23	1,200	1,220
GM Financial Automobile Leasing Trust, Series 2020-1, Class A3
1.67%, 12/20/22	490	497
GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A3
1.84%, 9/16/24	790	808
Hyundai Auto Lease Securitization Trust, Series 2020-A, Class A3
1.95%, 7/17/23(1)	3,000	3,065
Volkswagen Auto Loan Enhanced Trust, Series 2020-1, Class A2A
0.93%, 12/20/22	1,000	1,004
		9,805
Commercial Mortgage-Backed Securities – 7.1%
BANK, Series 2018-BN14, Class A2
4.13%, 9/15/60	3,880	4,206
BENCHMARK Mortgage Trust, Series 2018-B2, Class A2
3.66%, 2/15/51	2,355	2,467
BENCHMARK Mortgage Trust, Series 2018-B6, Class A2
4.20%, 10/10/51	3,710	3,998
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-C28, Class A4
3.23%, 10/15/48	4,090	4,377
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4
4.26%, 10/15/46	575	615
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 17.5% continued
Commercial Mortgage-Backed Securities – 7.1%continued
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4
2.92%, 2/15/46	$2,200	$2,262
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4
3.09%, 8/10/49	5,019	5,172
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3
2.88%, 12/15/45	4,960	5,086
		28,183
Credit Card – 5.1%
American Express Credit Account Master Trust, Series 2018-8, Class A
3.18%, 4/15/24	5,200	5,378
BA Credit Card Trust, Series 2019-A1, Class A1
1.74%, 1/15/25	880	905
Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1
2.84%, 12/15/24	1,005	1,044
Discover Card Execution Note Trust, Series 2018-A5, Class A5
3.32%, 3/15/24	1,415	1,465
Discover Card Execution Note Trust, Series 2019-A1, Class A1
3.04%, 7/15/24	3,700	3,851
Golden Credit Card Trust, Series 2019-2A, Class A
(Floating, ICE LIBOR USD 1M + 0.35%, 0.35% Floor), 0.53%, 10/15/23(2)	1,000	998
Master Credit Card Trust II, Series 2020-1A, Class A
1.99%, 9/21/24(1)	2,200	2,268
Synchrony Card Funding LLC, Series 2019-A1, Class A
2.95%, 3/15/25	3,210	3,325
World Financial Network Credit Card Master Trust, Series 2019-C, Class A
2.21%, 7/15/26	1,000	1,020
		20,254

NORTHERN FUNDS QUARTERLY REPORT     37    FIXED INCOME FUNDS

Schedule of Investments
SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 17.5% continued
Other – 2.8%
CNH Equipment Trust, Series 2018-A, Class A3
3.12%, 7/17/23	$1,952	$1,989
CNH Equipment Trust, Series 2019-A, Class A3
3.01%, 4/15/24	2,900	2,982
CNH Equipment Trust, Series 2019-B, Class A3
2.52%, 8/15/24	2,540	2,602
John Deere Owner Trust, Series 2019-A, Class A3
2.91%, 7/17/23	2,175	2,232
Verizon Owner Trust, Series 2020-A, Class A1A
1.85%, 7/22/24	1,550	1,591
		11,396
Total Asset-Backed Securities
(Cost $67,768)		69,638

CORPORATE BONDS – 26.6%
Aerospace & Defense – 0.7%
Boeing (The) Co.,
4.51%, 5/1/23	1,000	1,057
Spirit AeroSystems, Inc.,
(Floating, ICE LIBOR USD 3M + 0.80%), 1.11%, 6/15/21 (2)	1,830	1,704
		2,761
Airlines – 0.5%
American Airlines Group, Inc.,
3.75%, 3/1/25 (1)	1,100	511
Delta Air Lines, Inc.,
3.40%, 4/19/21	1,530	1,488
		1,999
Apparel & Textile Products – 0.3%
VF Corp.,
2.05%, 4/23/22	1,000	1,024
Automobiles Manufacturing – 1.3%
BMW US Capital LLC,
3.80%, 4/6/23 (1)	800	859
General Motors Co.,
5.40%, 10/2/23	1,000	1,081
Hyundai Capital America,
2.85%, 11/1/22 (1)	530	541
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 26.6% continued
Automobiles Manufacturing – 1.3%continued
Toyota Motor Credit Corp.,
1.15%, 5/26/22	$2,000	$2,023
Volkswagen Group of America Finance LLC,
3.13%, 5/12/23 (1)	630	663
		5,167
Banks – 1.3%
CIT Bank N.A.,
(Variable, U.S. SOFR + 1.72%), 2.97%, 9/27/25 (3)	450	421
Discover Bank,
3.20%, 8/9/21	805	823
Fifth Third Bancorp,
2.38%, 1/28/25	265	280
KeyBank N.A.,
1.25%, 3/10/23	600	609
PNC Bank N.A.,
(Floating, ICE LIBOR USD 3M + 0.43%), 0.74%, 12/9/22 (2)	1,000	1,001
Synchrony Bank,
3.65%, 5/24/21	580	589
Wells Fargo & Co.,
2.50%, 3/4/21	1,320	1,338
		5,061
Cable & Satellite – 0.1%
Comcast Corp.,
3.00%, 2/1/24	300	323
Chemicals – 0.9%
Albemarle Corp.,
(Floating, ICE LIBOR USD 3M + 1.05%), 1.44%, 11/15/22 (1) (2)	350	336
DuPont de Nemours, Inc.,
4.21%, 11/15/23	890	976
Eastman Chemical Co.,
3.50%, 12/1/21	1,110	1,146
Mosaic (The) Co.,
3.75%, 11/15/21	1,124	1,150
		3,608
Commercial Finance – 0.2%
Air Lease Corp.,
3.50%, 1/15/22	986	996

FIXED INCOME FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 26.6% continued
Consumer Finance – 1.7%
Ally Financial, Inc.,
3.88%, 5/21/24	$1,000	$1,034
American Express Co.,
2.50%, 7/30/24	1,000	1,058
Capital One Financial Corp.,
(Floating, ICE LIBOR USD 3M + 0.95%), 1.26%, 3/9/22 (2)	1,120	1,118
Fiserv, Inc.,
2.75%, 7/1/24	260	277
Global Payments, Inc.,
2.65%, 2/15/25	500	530
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	1,100	880
PayPal Holdings, Inc.,
1.35%, 6/1/23	1,050	1,071
2.40%, 10/1/24	660	701
Synchrony Financial,
2.85%, 7/25/22	230	234
		6,903
Containers & Packaging – 0.3%
Graphic Packaging International LLC,
4.75%, 7/15/27(1)	1,180	1,245
Diversified Banks – 1.2%
Bank of America Corp.,
(Floating, ICE LIBOR USD 3M + 0.96%), 2.00%, 7/23/24 (2)	995	997
(Floating, ICE LIBOR USD 3M + 0.76%), 1.07%, 9/15/26 (2)	895	854
Citigroup, Inc.,
2.70%, 3/30/21	725	737
(Floating, ICE LIBOR USD 3M + 0.69%), 1.68%, 10/27/22 (2)	1,010	1,007
JPMorgan Chase & Co.,
(Variable, ICE LIBOR USD 3M + 0.70%), 3.21%, 4/1/23 (3)	1,035	1,078
		4,673
Electrical Equipment Manufacturing – 0.7%
Amphenol Corp.,
2.05%, 3/1/25	780	812
Carrier Global Corp.,
1.92%, 2/15/23 (1)	200	204
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 26.6% continued
Electrical Equipment Manufacturing – 0.7%continued
Keysight Technologies, Inc.,
4.55%, 10/30/24	$850	$949
Otis Worldwide Corp.,
2.06%, 4/5/25 (1)	500	525
Roper Technologies, Inc.,
2.35%, 9/15/24	470	495
		2,985
Exploration & Production – 0.3%
Apache Corp.,
3.25%, 4/15/22	52	51
EQT Corp.,
6.13%, 2/1/25	1,100	1,096
		1,147
Financial Services – 1.3%
Ameriprise Financial, Inc.,
3.00%, 3/22/22	710	739
Ares Capital Corp.,
4.20%, 6/10/24	950	973
Goldman Sachs Group (The), Inc.,
(Floating, ICE LIBOR USD 3M + 1.05%), 1.38%, 6/5/23 (2)	1,255	1,257
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
4.75%, 9/15/24	950	893
Morgan Stanley,
5.75%, 1/25/21	100	103
5.50%, 7/28/21	1,005	1,058
(Variable, U.S. SOFR + 1.15%), 2.72%, 7/22/25 (3)	230	244
		5,267
Food & Beverage – 1.0%
Cargill, Inc.,
1.38%, 7/23/23 (1)	1,020	1,038
Hershey (The) Co.,
0.90%, 6/1/25	590	593
Lamb Weston Holdings, Inc.,
4.88%, 5/15/28 (1)	660	699
PepsiCo, Inc.,
0.75%, 5/1/23	550	555
Smithfield Foods, Inc.,
2.65%, 10/3/21 (1)	1,185	1,172
		4,057

NORTHERN FUNDS QUARTERLY REPORT     39    FIXED INCOME FUNDS

Schedule of Investments
SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 26.6% continued
Hardware – 0.5%
Dell International LLC/EMC Corp.,
5.45%, 6/15/23 (1)	$460	$503
Hewlett Packard Enterprise Co.,
4.40%, 10/15/22	555	594
4.45%, 10/2/23	1,000	1,091
		2,188
Health Care Facilities & Services – 0.6%
Cigna Corp.,
(Floating, ICE LIBOR USD 3M + 0.65%), 0.95%, 9/17/21 (2)	1,000	1,000
CVS Health Corp.,
2.63%, 8/15/24	610	651
McKesson Corp.,
3.65%, 11/30/20	690	699
		2,350
Home Improvement – 0.2%
Masco Corp.,
3.50%, 4/1/21	595	603
Homebuilders – 0.7%
D.R. Horton, Inc.,
2.55%, 12/1/20	1,535	1,546
Forestar Group, Inc.,
5.00%, 3/1/28 (1)	1,100	1,078
		2,624
Industrial Other – 0.2%
WW Grainger, Inc.,
1.85%, 2/15/25	650	679
Integrated Oils – 0.3%
Chevron Corp.,
1.14%, 5/11/23	160	163
Exxon Mobil Corp.,
1.57%, 4/15/23	1,100	1,129
		1,292
Life Insurance – 1.1%
MassMutual Global Funding II,
2.25%, 7/1/22 (1)	1,880	1,937
Metropolitan Life Global Funding I,
0.90%, 6/8/23 (1)	340	342
Principal Life Global Funding II,
2.25%, 11/21/24 (1)	930	982
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 26.6% continued
Life Insurance – 1.1%continued
Protective Life Global Funding,
2.16%, 9/25/20 (1)	$1,000	$1,004
		4,265
Machinery Manufacturing – 0.8%
Caterpillar Financial Services Corp.,
0.95%, 5/13/22	1,000	1,013
CNH Industrial Capital LLC,
7/2/23 (4)	210	211
4.20%, 1/15/24	730	778
John Deere Capital Corp.,
0.55%, 7/5/22	250	251
Parker-Hannifin Corp.,
2.70%, 6/14/24	900	958
		3,211
Managed Care – 0.6%
Anthem, Inc.,
2.38%, 1/15/25	1,180	1,252
UnitedHealth Group, Inc.,
2.38%, 8/15/24	1,170	1,250
		2,502
Medical Equipment & Devices Manufacturing – 0.1%
Alcon Finance Corp.,
2.75%, 9/23/26(1)	400	430
Oil & Gas Services & Equipment – 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
2.77%, 12/15/22	430	448
Pharmaceuticals – 0.5%
Horizon Therapeutics USA, Inc.,
5.50%, 8/1/27 (1)	1,000	1,040
Pfizer, Inc.,
1.95%, 6/3/21	200	203
Upjohn, Inc.,
1.13%, 6/22/22 (1)	600	604
		1,847
Pipeline – 0.4%
Energy Transfer Partners L.P./Regency Energy Finance Corp.,
5.88%, 3/1/22	690	728
ONEOK, Inc.,
2.20%, 9/15/25	500	491

FIXED INCOME FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 26.6% continued
Pipeline – 0.4%continued
Plains All American Pipeline L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%), 6.13%, 11/15/22 (3) (5)	$525	$375
		1,594
Power Generation – 0.4%
Calpine Corp.,
4.50%, 2/15/28 (1)	900	878
NRG Energy, Inc.,
3.75%, 6/15/24 (1)	300	318
Terraform Global Operating LLC,
6.13%, 3/1/26 (1)	395	389
		1,585
Publishing & Broadcasting – 0.2%
Entercom Media Corp.,
7.25%, 11/1/24(1)	695	605
Real Estate – 3.2%
American Campus Communities Operating Partnership L.P.,
3.75%, 4/15/23	1,210	1,242
American Tower Corp.,
2.40%, 3/15/25	945	998
1.30%, 9/15/25	940	943
Crown Castle International Corp.,
3.15%, 7/15/23	2,075	2,214
1.35%, 7/15/25	400	403
Equinix, Inc.,
2.63%, 11/18/24	975	1,038
ESH Hospitality, Inc.,
4.63%, 10/1/27 (1)	1,130	1,058
Healthpeak Properties, Inc.,
3.25%, 7/15/26	1,150	1,257
Iron Mountain, Inc.,
4.88%, 9/15/27 (1)	480	468
iStar, Inc.,
4.75%, 10/1/24	540	504
MPT Operating Partnership L.P./MPT Finance Corp.,
4.63%, 8/1/29	1,100	1,105
Simon Property Group L.P.,
2.00%, 9/13/24	870	892
Welltower, Inc.,
3.63%, 3/15/24	650	695
		12,817
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 26.6% continued
Refining & Marketing – 1.1%
CVR Energy, Inc.,
5.25%, 2/15/25 (1)	$1,100	$1,012
Marathon Petroleum Corp.,
5.13%, 3/1/21	500	514
Phillips 66,
3.70%, 4/6/23	300	321
3.85%, 4/9/25	1,900	2,106
Valero Energy Corp.,
2.70%, 4/15/23	390	404
		4,357
Restaurants – 0.1%
Starbucks Corp.,
1.30%, 5/7/22	360	365
Retail - Consumer Discretionary – 0.3%
eBay, Inc.,
1.90%, 3/11/25	1,300	1,342
Software & Services – 1.0%
Activision Blizzard, Inc.,
2.30%, 9/15/21	783	798
Intuit, Inc.,
0.65%, 7/15/23	1,110	1,112
PTC, Inc.,
4.00%, 2/15/28 (1)	1,190	1,179
Solera LLC/Solera Finance, Inc.,
10.50%, 3/1/24 (1)	1,035	1,053
		4,142
Transportation & Logistics – 0.7%
Cargo Aircraft Management, Inc.,
4.75%, 2/1/28 (1)	1,200	1,190
PACCAR Financial Corp.,
0.80%, 6/8/23	120	120
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
3.65%, 7/29/21 (1)	1,250	1,279
		2,589
Utilities – 0.7%
Ameren Corp.,
2.50%, 9/15/24	420	445
American Electric Power Co., Inc.,
3.65%, 12/1/21	665	694
CenterPoint Energy, Inc.,
3.60%, 11/1/21	995	1,033

NORTHERN FUNDS QUARTERLY REPORT     41    FIXED INCOME FUNDS

Schedule of Investments
SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 26.6% continued
Utilities – 0.7%continued
NextEra Energy Capital Holdings, Inc.,
2.40%, 9/1/21	$500	$511
		2,683
Waste & Environment Services & Equipment – 0.3%
Republic Services, Inc.,
2.50%, 8/15/24	570	606
Stericycle, Inc.,
5.38%, 7/15/24 (1)	630	646
		1,252
Wireless Telecommunications Services – 0.4%
AT&T, Inc.,
3.20%, 3/1/22	440	459
T-Mobile USA, Inc.,
3.50%, 4/15/25 (1)	1,100	1,197
		1,656
Wireline Telecommunications Services – 0.3%
Level 3 Financing, Inc.,
4.63%, 9/15/27(1)	1,100	1,108
Total Corporate Bonds
(Cost $104,973)		105,750

FOREIGN ISSUER BONDS – 12.1%
Banks – 4.9%
Australia & New Zealand Banking Group Ltd.,
(Floating, ICE LIBOR USD 3M + 0.46%), 0.85%, 5/17/21 (1) (2)	1,960	1,966
Bank of New Zealand,
2.00%, 2/21/25 (1)	1,170	1,216
Banque Federative du Credit Mutuel S.A.,
2.13%, 11/21/22 (1)	600	619
Barclays Bank PLC,
1.70%, 5/12/22	580	590
Canadian Imperial Bank of Commerce,
(Variable, ICE LIBOR USD 3M + 0.79%), 2.61%, 7/22/23 (3)	1,000	1,034
Cooperatieve Rabobank UA,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 1.34%, 6/24/26 (1) (3)	1,950	1,953
Credit Suisse A.G.,
2.80%, 4/8/22	300	311
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 12.1% continued
Banks – 4.9%continued
DNB Bank ASA,
2.15%, 12/2/22 (1)	$1,200	$1,242
Federation des Caisses Desjardins du Quebec,
2.05%, 2/10/25 (1)	1,500	1,544
Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 2.44%, 2/5/26 (3)	1,110	1,146
Macquarie Bank Ltd.,
2.30%, 1/22/25 (1)	1,000	1,047
National Bank of Canada,
2.10%, 2/1/23	1,400	1,439
Nordea Bank Abp,
1.00%, 6/9/23 (1)	250	252
Skandinaviska Enskilda Banken AB,
3.05%, 3/25/22 (1)	1,050	1,093
2.20%, 12/12/22 (1)	200	207
Svenska Handelsbanken AB,
0.63%, 6/30/23 (1)	600	600
Swedbank AB,
1.30%, 6/2/23 (1)	500	506
Toronto-Dominion Bank (The),
(Variable, ICE LIBOR USD 3M + 0.30%), 1.06%, 7/30/21 (2)	750	752
0.75%, 6/12/23	800	805
Westpac Banking Corp.,
2.35%, 2/19/25	1,170	1,242
		19,564
Central Bank – 0.2%
Bank of England Euro Note,
0.50%, 4/28/23(1)	600	603
Commercial Finance – 0.3%
Avolon Holdings Funding Ltd.,
2.88%, 2/15/25 (1)	1,000	839
Fly Leasing Ltd.,
5.25%, 10/15/24	370	300
		1,139
Containers & Packaging – 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
5.25%, 8/15/27(1)	1,000	982

FIXED INCOME FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 12.1% continued
Diversified Banks – 1.7%
Bank of Nova Scotia (The),
1.63%, 5/1/23	$1,000	$1,024
BNP Paribas S.A.,
(Variable, ICE LIBOR USD 3M + 1.11%), 2.82%, 11/19/25 (1) (3)	1,110	1,162
Credit Agricole S.A.,
(Floating, ICE LIBOR USD 3M + 1.02%), 2.04%, 4/24/23 (1) (2)	1,045	1,046
Mitsubishi UFJ Financial Group, Inc.,
2.80%, 7/18/24	1,000	1,071
Royal Bank of Canada,
1.95%, 1/17/23	700	722
1.15%, 6/10/25	600	601
Sumitomo Mitsui Financial Group, Inc.,
2.45%, 9/27/24	1,200	1,259
		6,885
Exploration & Production – 0.4%
Sinopec Group Overseas Development 2018 Ltd.,
2.50%, 11/12/24(1)	1,495	1,552
Food & Beverage – 0.6%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.,
5.50%, 1/15/30 (1)	725	743
MARB BondCo PLC,
6.88%, 1/19/25 (1)	440	439
Mondelez International Holdings Netherlands B.V.,
2.13%, 9/19/22 (1)	920	948
Pernod Ricard S.A.,
5.75%, 4/7/21 (1)	312	324
		2,454
Government Agencies – 0.1%
Kommunalbanken AS,
2.00%, 6/19/24(1)	300	318
Government Development Banks – 0.4%
BNG Bank N.V.,
0.75%, 4/17/23 (1)	600	606
Japan Bank for International Cooperation,
1.63%, 10/17/22	800	820
		1,426
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 12.1% continued
Government Local – 0.3%
Japan Finance Organization for Municipalities,
1.75%, 9/5/24(1)	$1,020	$1,063
Government Regional – 0.1%
Kommuninvest I Sverige AB,
0.50%, 2/2/22(1)	400	401
Medical Equipment & Devices Manufacturing – 0.2%
DH Europe Finance II S.a.r.l.,
2.20%, 11/15/24	840	883
Metals & Mining – 0.2%
New Gold, Inc.,
6.25%, 11/15/22(1)	850	859
Pharmaceuticals – 1.0%
Bausch Health Cos., Inc.,
6.13%, 4/15/25 (1)	1,035	1,050
Mylan N.V.,
3.15%, 6/15/21	1,510	1,541
Shire Acquisitions Investments Ireland DAC,
2.40%, 9/23/21	1,495	1,524
		4,115
Pipeline – 0.1%
Enbridge, Inc.,
2.50%, 1/15/25	510	530
Power Generation – 0.3%
Drax Finco PLC,
6.63%, 11/1/25(1)	1,200	1,230
Software & Services – 0.3%
Open Text Corp.,
3.88%, 2/15/28(1)	1,100	1,059
Supranationals – 0.5%
European Investment Bank,
1.38%, 9/6/22	460	471
Nordic Investment Bank,
0.38%, 5/19/23	1,600	1,604
		2,075
Travel & Lodging – 0.0%
Royal Caribbean Cruises Ltd.,
5.25%, 11/15/22	176	137

NORTHERN FUNDS QUARTERLY REPORT     43    FIXED INCOME FUNDS

Schedule of Investments
SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 12.1% continued
Wireline Telecommunications Services – 0.2%
Altice France Holding S.A.,
6.00%, 2/15/28(1)	$1,000	$944
Total Foreign Issuer Bonds
(Cost $47,619)		48,219

U.S. GOVERNMENT AGENCIES – 13.9%(6)
Fannie Mae – 8.0%
Pool #555649,
7.50%, 10/1/32	13	15
Pool #AB6336,
2.50%, 10/1/27	19	20
Pool #AD0915,
5.50%, 12/1/38	32	36
Pool #AI3471,
5.00%, 6/1/41	112	128
Pool #AL1746,
3.50%, 3/1/27	796	838
Pool #AL2049,
3.50%, 11/1/26	379	399
Pool #AL8706,
2.50%, 3/1/29	873	916
Pool #BA6574,
3.00%, 1/1/31	1,378	1,452
Pool #BC0266,
3.50%, 2/1/31	974	1,048
Pool #BC1465,
2.50%, 7/1/31	708	743
Pool #BM1239,
3.50%, 2/1/32	1,240	1,311
Pool #BM4386,
2.50%, 8/1/30	1,524	1,598
Pool #BM4485,
3.00%, 9/1/30	2,413	2,541
Pool #BM5017,
3.00%, 3/1/30	1,183	1,251
Pool #BM5525,
4.00%, 3/1/31	474	503
Pool #BM5706,
2.00%, 6/1/30	743	773
Pool #BM5708,
3.00%, 12/1/29	198	208
Pool #FM1454,
2.50%, 9/1/28	1,311	1,391
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 13.9% (6)continued
Fannie Mae – 8.0%continued
Pool #FM1472,
3.50%, 3/1/34	$1,566	$1,648
Pool #FM1551,
3.00%, 6/1/27	199	209
Pool #FM1773,
3.00%, 12/1/31	1,156	1,216
Pool #FM1842,
3.50%, 6/1/34	1,123	1,180
Pool #FM1849,
3.50%, 12/1/33	1,273	1,344
Pool #FM1852,
3.00%, 7/1/33	1,281	1,358
Pool #FM1897,
3.00%, 9/1/32	1,045	1,110
Pool #FM2262,
2.50%, 1/1/35	1,682	1,781
Pool #FM3022,
3.50%, 9/1/32	1,967	2,069
Pool #FM3308,
3.00%, 4/1/32	3,728	3,927
Pool #MA2709,
8/1/31(4)	969	1,015
		32,028
Freddie Mac – 4.4%
Pool #1B3617,
(Floating, ICE LIBOR USD 1Y + 1.92%, 1.92% Floor, 11.01% Cap), 4.04%, 10/1/37(2)	123	126
Pool #SB0084,
3.00%, 2/1/32	3,556	3,764
Pool #SB0215,
3.00%, 2/1/32	1,295	1,363
Pool #SB0216,
3.00%, 12/1/32	2,113	2,226
Pool #SB0329,
3.00%, 9/1/32	2,859	3,012
Pool #ZA2807,
2.50%, 2/1/28	190	202
Pool #ZK2807,
3.50%, 12/1/25	1,231	1,294
Pool #ZK2834,
3.50%, 12/1/25	384	403

FIXED INCOME FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 13.9% (6)continued
Freddie Mac – 4.4%continued
Pool #ZK4449,
2.50%, 9/1/27	$176	$185
Pool #ZS7325,
2.50%, 7/1/29	1,213	1,272
Pool #ZS7735,
2.00%, 1/1/32	944	982
Pool #ZS8598,
3.00%, 2/1/31	1,584	1,669
Pool #ZS8610,
2.50%, 5/1/31	842	883
		17,381
Freddie Mac Gold – 1.5%
Pool #A92650,
5.50%, 6/1/40	119	135
Pool #E04232,
2.50%, 2/1/28	939	997
Pool #E04360,
2.50%, 4/1/28	729	774
Pool #E09021,
2.50%, 2/1/28	1,348	1,415
Pool #E09025,
2.50%, 3/1/28	1,191	1,250
Pool #G16618,
2.50%, 1/1/30	1,461	1,533
		6,104
Total U.S. Government Agencies
(Cost $54,233)		55,513

U.S. GOVERNMENT OBLIGATIONS – 25.9%
U.S. Treasury Floating Rate Notes – 6.3%
(Floating, U.S. Treasury 3M Bill MMY + 0.12%), 0.27%, 1/31/21(2)	4,000	4,002
(Floating, U.S. Treasury 3M Bill MMY + 0.11%), 0.26%, 4/30/22(2)	21,000	21,013
		25,015
U.S. Treasury Notes – 19.6%
2.38%, 3/15/21	10,756	10,921
2.38%, 4/15/21	7,170	7,294
2.25%, 4/30/21	5,019	5,105
2.63%, 5/15/21	14,341	14,645
2.13%, 5/31/21	8,000	8,143
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 25.9% continued
U.S. Treasury Notes – 19.6%continued
1.63%, 6/30/21	$7,507	$7,616
0.13%, 4/30/22	15,000	14,988
1.38%, 10/15/22	699	719
1.38%, 2/15/23	2,700	2,785
0.13%, 5/15/23	6,000	5,991
		78,207
Total U.S. Government Obligations
(Cost $102,235)		103,222

MUNICIPAL BONDS – 0.4%
California – 0.2%
California State Taxable G.O. Unlimited Refunding Bonds, Bid Group B,
2.50%, 10/1/22	910	949
New York – 0.2%
New York State Thruway Authority Taxable Revenue Refunding Bonds, Series M,
2.12%, 1/1/24	640	649
Total Municipal Bonds
(Cost $1,564)		1,598

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 3.2%
FlexShares® Disciplined Duration MBS Index Fund(7)	202,000	$4,882
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.07%(7) (8)	7,910,719	7,911
Total Investment Companies
(Cost $12,571)		12,793

Total Investments – 99.6%
(Cost $390,963)		396,733
Other Assets less Liabilities – 0.4%		1,406
NET ASSETS – 100.0%		$398,139

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Variable rate security. Rate as of June 30, 2020 is disclosed.

NORTHERN FUNDS QUARTERLY REPORT     45    FIXED INCOME FUNDS

Schedule of Investments
SHORT BOND FUND continued
(3)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(4)	When-Issued Security. Coupon rate is not in effect at June 30, 2020.
(5)	Perpetual bond. Maturity date represents next call date.
(6)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(7)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds and FlexShares Trust.
(8)	7-day current yield as of June 30, 2020 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1Y - 1 Year

3M - 3 Month

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

MBS - Mortgage Backed Securities

MMY - Money Market Yield

PLC - Public Limited Company

S&P - Standard & Poor's

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At June 30, 2020, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	26.0%
U.S. Agency	14.0
AAA	18.4
AA	3.7
A	11.7
BBB	15.4
BB	4.8
B	2.0
CCC	0.8
Not Rated	1.2
Cash Equivalents	2.0
Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

FIXED INCOME FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$69,638	$—	$69,638
Corporate Bonds(1)	—	105,750	—	105,750
Foreign Issuer Bonds(1)	—	48,219	—	48,219
U.S. Government Agencies(1)	—	55,513	—	55,513
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Obligations(1)	$—	$103,222	$—	$103,222
Municipal Bonds(1)	—	1,598	—	1,598
Investment Companies	12,793	—	—	12,793
Total Investments	$12,793	$383,940	$—	$396,733

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
FlexShares® Disciplined Duration MBS Index Fund	$4,791	$—	$—	$91	$35	$4,882	202,000
Northern Institutional Funds - U.S. Government Portfolio (Shares)	2,157	67,031	61,277	—	4	7,911	7,910,719
Total	$6,948	$67,031	$61,277	$91	$39	$12,793	8,112,719
NORTHERN FUNDS QUARTERLY REPORT     47    FIXED INCOME FUNDS

Schedule of Investments
SHORT-INTERMEDIATE U.S. GOVERNMENT FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 13.9%(1)
Fannie Mae – 10.1%
Pool #555649,
7.50%, 10/1/32	$26	$29
Pool #AB6336,
2.50%, 10/1/27	14	15
Pool #AL8706,
2.50%, 3/1/29	649	682
Pool #AS4186,
2.50%, 1/1/30	318	336
Pool #AS8597,
2.50%, 1/1/32	321	338
Pool #BH5752,
3.50%, 11/1/47	831	880
Pool #BH9277,
3.50%, 2/1/48	449	475
Pool #BM1239,
3.50%, 2/1/32	232	245
Pool #BM5017,
3.00%, 3/1/30	269	285
Pool #FM1454,
2.50%, 9/1/28	298	317
Pool #FM1472,
3.50%, 3/1/34	427	449
Pool #FM1842,
3.50%, 6/1/34	256	269
Pool #FM1849,
3.50%, 12/1/33	796	840
Pool #FM1852,
3.00%, 7/1/33	292	309
Pool #FM1897,
3.00%, 9/1/32	779	827
Pool #FM3308,
3.00%, 4/1/32	274	289
Pool #MA2709,
8/1/31(2)	722	756
Pool #MA3027,
4.00%, 6/1/47	138	147
		7,488
Freddie Mac – 2.0%
Pool #SB0084,
3.00%, 2/1/32	508	538
Pool #SB0215,
3.00%, 2/1/32	295	310
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 13.9% (1)continued
Freddie Mac – 2.0%continued
Pool #SB0216,
3.00%, 12/1/32	$308	$324
Pool #ZS7325,
2.50%, 7/1/29	276	290
Pool #ZS7735,
2.00%, 1/1/32	7	7
		1,469
Freddie Mac Gold – 1.7%
Pool #E09021,
2.50%, 2/1/28	307	322
Pool #E09025,
2.50%, 3/1/28	886	931
		1,253
Government National Mortgage Association I – 0.1%
Pool #676682,
4.50%, 6/15/25	60	63
Pool #782618,
4.50%, 4/15/24	26	27
Pool #783245,
5.00%, 9/15/24	26	28
Pool #783489,
5.00%, 6/15/25	13	13
		131
Total U.S. Government Agencies
(Cost $10,047)		10,341

U.S. GOVERNMENT OBLIGATIONS – 74.9%
U.S. Treasury Notes – 74.9%
0.13%, 5/31/22	20,255	20,240
0.13%, 5/15/23	25,336	25,298
0.25%, 5/31/25	10,091	10,079
		55,617
Total U.S. Government Obligations
(Cost $55,547)		55,617

FIXED INCOME FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 10.9%
FlexShares® Disciplined Duration MBS Index Fund(3)	97,100	$2,347
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.07%(3) (4)	5,693,214	5,693
Total Investment Companies
(Cost $7,978)		8,040

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.5%
U.S. Treasury Bill, 0.01%, 9/17/20(5) (6)	$400	$400
	Total Short-Term Investments
	(Cost $400)	400

	Total Investments – 100.2%
	(Cost $73,972)	74,398
	Liabilities less Other Assets – (0.2%)	(149)
	NET ASSETS – 100.0%	$74,249

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	When-Issued Security. Coupon rate is not in effect at June 30, 2020.
(3)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds and FlexShares Trust.
(4)	7-day current yield as of June 30, 2020 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

MBS - Mortgage Backed Securities

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2020, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
5-Year U.S. Treasury Note	31	$3,898	Long	9/20	$8
At June 30, 2020, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	75.5%
U.S. Agency	13.7
Not rated	3.2
Cash Equivalents	7.6
Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

NORTHERN FUNDS QUARTERLY REPORT     49    FIXED INCOME FUNDS

Schedule of Investments
SHORT-INTERMEDIATE U.S. GOVERNMENT FUND continued	June 30, 2020 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies(1)	$—	$10,341	$—	$10,341
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Obligations(1)	$—	$55,617	$—	$55,617
Investment Companies	8,040	—	—	8,040
Short-Term Investments	—	400	—	400
Total Investments	$8,040	$66,358	$—	$74,398
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$8	$—	$—	$8

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
FlexShares® Disciplined Duration MBS Index Fund	$2,303	$—	$—	$44	$17	$2,347	97,100
Northern Institutional Funds - U.S. Government Portfolio (Shares)	5,263	46,450	46,020	—	3	5,693	5,693,214
Total	$7,566	$46,450	$46,020	$44	$20	$8,040	5,790,314
FIXED INCOME FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER – 1.0%
Chemicals – 0.5%
EI du Pont de Nemours and Co.,
0.82%, 12/3/20(1) (2)	$20,000	$19,929
Retail - Consumer Staples – 0.5%
Walgreens Boots Alliance, Inc.,
0.68%, 8/31/20(1) (2)	20,000	19,976
Total Commercial Paper
(Cost $39,904)		39,905

CORPORATE BONDS – 9.7%
Automobiles Manufacturing – 1.6%
American Honda Finance Corp.,
1.95%, 5/20/22	5,000	5,114
BMW US Capital LLC,
3.80%, 4/6/23 (1)	8,900	9,561
Toyota Motor Credit Corp.,
(Floating, ICE LIBOR USD 3M + 0.13%), 0.56%, 8/13/21 (3)	10,000	9,986
1.15%, 5/26/22	30,000	30,339
Volkswagen Group of America Finance LLC,
3.13%, 5/12/23 (1)	11,850	12,463
		67,463
Banks – 2.0%
Capital One N.A.,
2.15%, 9/6/22	12,500	12,841
Citibank N.A.,
3.40%, 7/23/21	15,000	15,447
M&T Bank Corp.,
(Floating, ICE LIBOR USD 3M + 0.68%), 1.67%, 7/26/23 (3)	12,708	12,717
Truist Bank,
(Floating, ICE LIBOR USD 3M + 0.59%), 1.15%, 8/2/22 (3)	11,200	11,238
US Bank N.A.,
1.80%, 1/21/22	10,000	10,205
2.65%, 5/23/22	15,000	15,622
Wells Fargo Bank N.A.,
(Variable, ICE LIBOR USD 3M + 0.49%), 3.33%, 7/23/21 (4)	7,000	7,011
		85,081
Chemicals – 0.3%
DuPont de Nemours, Inc.,
2.17%, 5/1/23	12,600	12,846
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 9.7% continued
Consumer Finance – 0.5%
American Express Co.,
3.70%, 11/5/21	$11,413	$11,869
Capital One Financial Corp.,
(Floating, ICE LIBOR USD 3M + 0.72%), 1.48%, 1/30/23 (3)	5,000	4,910
PayPal Holdings, Inc.,
2.20%, 9/26/22	5,000	5,175
		21,954
Diversified Banks – 0.5%
Bank of America Corp.,
(Floating, ICE LIBOR USD 3M + 0.38%), 1.42%, 1/23/22 (3)	10,000	9,973
Citigroup, Inc.,
(Variable, U.S. SOFR + 0.87%), 2.31%, 11/4/22 (4)	10,000	10,197
		20,170
Electrical Equipment Manufacturing – 0.1%
Otis Worldwide Corp.,
(Floating, ICE LIBOR USD 3M + 0.45%), 0.75%, 4/5/23(1) (3)	2,400	2,374
Entertainment Content – 0.1%
Fox Corp.,
3.67%, 1/25/22	2,900	3,036
Financial Services – 0.3%
Bank of New York Mellon (The) Corp.,
1.85%, 1/27/23	10,000	10,342
Morgan Stanley,
(Floating, ICE LIBOR USD 3M + 1.40%), 2.51%, 4/21/21 (3)	2,000	2,018
		12,360
Food & Beverage – 0.4%
Mondelez International, Inc.,
0.63%, 7/1/22	12,200	12,198
2.13%, 4/13/23	2,630	2,724
PepsiCo, Inc.,
0.75%, 5/1/23	2,920	2,947
		17,869
Hardware – 0.1%
Hewlett Packard Enterprise Co.,
(Floating, ICE LIBOR USD 3M + 0.68%), 1.00%, 3/12/21(3)	5,000	4,997

NORTHERN FUNDS QUARTERLY REPORT     51    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 9.7% continued
Integrated Oils – 0.4%
BP Capital Markets America, Inc.,
2.94%, 4/6/23	$3,400	$3,596
Chevron Corp.,
1.14%, 5/11/23	2,340	2,380
Exxon Mobil Corp.,
1.57%, 4/15/23	10,000	10,263
		16,239
Machinery Manufacturing – 1.2%
Caterpillar Financial Services Corp.,
0.95%, 5/13/22	29,250	29,620
CNH Industrial Capital LLC,
1.95%, 7/2/23 (5)	7,900	7,952
John Deere Capital Corp.,
0.55%, 7/5/22	10,700	10,730
		48,302
Pharmaceuticals – 0.0%
AbbVie, Inc.,
(Floating, ICE LIBOR USD 3M + 0.46%), 0.84%, 11/19/21(1) (3)	1,600	1,599
Refining & Marketing – 0.3%
Phillips 66,
3.70%, 4/6/23	5,500	5,879
Valero Energy Corp.,
2.70%, 4/15/23	4,920	5,105
		10,984
Restaurants – 0.1%
Starbucks Corp.,
1.30%, 5/7/22	3,330	3,377
Retail - Consumer Discretionary – 0.6%
Amazon.com, Inc.,
0.40%, 6/3/23	26,480	26,429
Tobacco – 0.3%
Altria Group, Inc.,
3.49%, 2/14/22	6,000	6,261
Philip Morris International, Inc.,
1.13%, 5/1/23	4,540	4,617
		10,878
Transportation & Logistics – 0.1%
PACCAR Financial Corp.,
0.80%, 6/8/23	4,960	4,979
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 9.7% continued
Utilities – 0.5%
NextEra Energy Capital Holdings, Inc.,
2.40%, 9/1/21	$16,200	$16,566
2.90%, 4/1/22	5,000	5,204
		21,770
Wireless Telecommunications Services – 0.3%
AT&T, Inc.,
3.20%, 3/1/22	7,000	7,304
(Floating, ICE LIBOR USD 3M + 1.18%), 1.50%, 6/12/24 (3)	5,000	5,010
		12,314
Total Corporate Bonds
(Cost $397,149)		405,021

FOREIGN ISSUER BONDS – 6.4%
Banks – 4.2%
ABN AMRO Bank N.V.,
3.40%, 8/27/21 (1)	5,600	5,783
ANZ New Zealand International Ltd.,
1.90%, 2/13/23 (1)	20,000	20,541
Barclays Bank PLC,
1.70%, 5/12/22	13,600	13,844
Credit Suisse A.G.,
2.80%, 4/8/22	3,400	3,527
1.00%, 5/5/23	26,500	26,644
ING Groep N.V.,
(Floating, ICE LIBOR USD 3M + 1.15%), 1.46%, 3/29/22 (3)	10,030	10,103
(Floating, ICE LIBOR USD 3M + 1.00%), 1.30%, 10/2/23 (3)	5,900	5,926
Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.33%, 6/15/23 (4)	5,500	5,532
National Australia Bank Ltd.,
1.88%, 12/13/22	5,000	5,157
Nordea Bank Abp,
1.00%, 6/9/23 (1)	7,000	7,068
(Floating, ICE LIBOR USD 3M + 0.94%), 1.30%, 8/30/23 (1) (3)	5,800	5,763
Svenska Handelsbanken AB,
0.63%, 6/30/23 (1)	9,600	9,593
Swedbank AB,
1.30%, 6/2/23 (1)	7,100	7,185

FIXED INCOME FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.4% continued
Banks – 4.2%continued
Toronto-Dominion Bank (The),
0.75%, 6/12/23	$40,000	$40,230
Westpac Banking Corp.,
2.00%, 1/13/23	8,000	8,282
		175,178
Diversified Banks – 1.5%
Mitsubishi UFJ Financial Group, Inc.,
2.62%, 7/18/22	14,000	14,541
Royal Bank of Canada,
1.95%, 1/17/23	15,000	15,469
1.60%, 4/17/23	24,800	25,441
Sumitomo Mitsui Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 1.68%), 1.99%, 3/9/21 (3)	7,000	7,070
		62,521
Financial Services – 0.3%
UBS Group A.G.,
(Floating, ICE LIBOR USD 3M + 1.44%), 1.74%, 9/24/20(1) (3)	12,000	12,037
Food & Beverage – 0.2%
Mondelez International Holdings Netherlands B.V.,
2.13%, 9/19/22(1)	9,000	9,274
Government Regional – 0.2%
Province of Ontario Canada,
1.75%, 1/24/23	10,000	10,321
Total Foreign Issuer Bonds
(Cost $264,634)		269,331

U.S. GOVERNMENT OBLIGATIONS – 2.6%
U.S. Treasury Notes – 2.6%
1.50%, 9/30/21	13,000	13,214
1.63%, 12/31/21	20,000	20,434
2.13%, 5/15/22	35,000	36,276
0.25%, 6/15/23	40,000	40,084
		110,008
Total U.S. Government Obligations
(Cost $107,873)		110,008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 57.7%
Alabama – 2.4%
Black Belt Energy Gas District Alabama Gas Prepay Revenue Bonds, Series-B-2,
(Floating, SIFMA Municipal Swap Index Yield + 0.62%), 0.71%, 12/1/23(3) (6)	$60,000	$60,000
Black Belt Energy Gas District Alabama Gas Supply Revenue Bonds, Series A,
4.00%, 7/1/22(3) (6) (7)	11,125	11,764
South East Alabama State Gas Supply District Gas Supply Revenue Bonds, Series C, SIFMA Index-Project No. 1,
(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 0.74%, 4/1/24(3) (6)	24,000	23,422
University of Alabama University General Revenue Refunding Bonds, Series A,
5.00%, 7/1/22	5,760	6,285
		101,471
Alaska – 0.6%
Alaska State Industrial Development & Export Authority Revenue LANS, YKHC Project,
3.50%, 12/1/20	25,000	25,048
Alaska State Municipal Bond Bank Authority Revenue Refunding Bonds Series One,
5.00%, 12/1/22(5)	675	745
		25,793
Arizona – 0.3%
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area,
5.00%, 7/1/20	3,000	3,000
Chandler G.O. Limited Refunding Bonds,
3.00%, 7/1/20	520	520
Maricopa County IDA Variable Revenue Refunding Bonds, Series B, Banner Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.57%), 0.66%, 10/18/24(3) (6)	8,270	8,183

NORTHERN FUNDS QUARTERLY REPORT     53    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 57.7% continued
Arizona – 0.3%continued
Pinal County Revenue Obligations Revenue Bonds,
5.00%, 8/1/21	$2,000	$2,101
		13,804
California – 3.9%
Bay Area Toll Authority Toll Bridge Index Rate Revenue Refunding Bonds, San Francisco Bridge,
(Floating, ICE LIBOR USD 3M + 0.55%), 0.76%, 4/1/21(3) (6)	10,000	9,945
California State Department of Water Resources Central Valley Project Variable Revenue Bonds, Series AU, Water System,
(Floating, SIFMA Municipal Swap Index Yield + 0.22%), 0.31%, 12/1/20(3) (6)	30,000	30,000
California State G.O. Unlimited Floating Rate Bonds, Series B,
(Floating, SIFMA Municipal Swap Index Yield + 0.38%), 0.47%, 12/1/22(3) (6)	20,000	19,819
California State Index Floating Rate G.O. Unlimited Bonds, Series E,
(Floating, SIFMA Municipal Swap Index Yield + 0.43%), 0.52%, 12/1/23(3) (6)	30,000	29,679
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, California Academy of Sciences,
(Floating, ICE LIBOR USD 1M + 0.38%), 0.51%, 8/1/21(3) (6)	4,000	3,973
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, J. Paul Getty Trust,
(Floating, ICE LIBOR USD 1M + 0.20%), 0.32%, 4/1/21(3) (6)	30,000	29,883
Long Beach Harbor Revenue Notes, Series C,
4.00%, 7/15/21	5,750	5,949
Los Angeles Community College District G.O. Unlimited Bonds, Series B-1, Election of 2016,
5.00%, 8/1/21	10,000	10,518
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 57.7% continued
California – 3.9%continued
Los Angeles Unified School District G.O. Unlimited Bonds, Series RYQ,
5.00%, 7/1/21	$6,000	$6,285
5.00%, 7/1/22	15,000	16,390
		162,441
Colorado – 0.8%
Colorado State COPS, Series A,
5.00%, 12/15/21	2,000	2,134
5.00%, 12/15/22	2,250	2,500
Colorado State Educational Loan Program TRANS, Series A,
3.00%, 6/29/20	—	—
Denver City & County G.O. Unlimited Bonds, Series C,
5.00%, 8/1/22	20,000	21,967
E-470 Public Highway Authority Senior Variable Revenue Refunding Bonds, Libor Index,
(Floating, ICE LIBOR USD 1M + 1.05%), 1.17%, 9/1/21(3) (6)	6,000	6,002
		32,603
Connecticut – 1.8%
Connecticut State G.O. Unlimited Bonds, Series C,
3.00%, 6/1/22	1,000	1,047
Connecticut State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 2/15/21	11,200	11,512
5.00%, 1/15/22	5,000	5,343
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2014A,
1.10%, 2/7/23(3) (6) (7)	10,000	10,176
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series U-2, Yale University Issue,
2.00%, 2/8/22(3) (6) (7)	10,000	10,257
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A,
2.05%, 7/12/21(3) (6) (7)	10,000	10,171

FIXED INCOME FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 57.7% continued
Connecticut – 1.8%continued
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A-1, Yale University,
1.45%, 7/1/22(3) (6) (7)	$21,000	$21,438
Connecticut State HFA Housing Finance Mortgage Program Revenue Bonds, Series E-E2 (HUD Sector 8 Program),
1.40%, 11/15/21	2,525	2,551
1.40%, 5/15/22	1,685	1,707
Connecticut State Special Tax Obligation Revenue Bonds,
5.00%, 5/1/22	400	431
5.00%, 5/1/23	550	616
		75,249
Delaware – 1.1%
Delaware State G.O. Unlimited Bonds,
5.00%, 2/1/22	10,000	10,754
Delaware State G.O. Unlimited Bonds, Series A,
5.00%, 1/1/22	13,000	13,928
5.00%, 1/1/23	15,000	16,767
University of Delaware Revenue Bonds,
5.00%, 11/1/20	1,450	1,473
5.00%, 11/1/21	1,600	1,700
		44,622
District of Columbia – 1.1%
District of Columbia Housing Finance Agency MFH Revenue Bonds, The Strand Residences Project,
1.45%, 8/1/22(3) (6) (7)	1,500	1,523
District of Columbia Income Tax Secured Revenue Bonds, Series A,
5.00%, 3/1/21	1,450	1,496
District of Columbia Income Tax Secured Revenue Refunding Bonds, Series C,
5.00%, 10/1/21	21,000	22,244
5.00%, 10/1/22	13,195	14,594
District of Columbia Revenue Bonds, Federal Highway Grant Anticipation,
5.00%, 12/1/21	2,000	2,132
5.00%, 12/1/22	4,230	4,689
		46,678
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 57.7% continued
Florida – 6.4%
Alachua County Facilities School Board COPS,
5.00%, 7/1/21	$1,000	$1,046
5.00%, 7/1/22	1,350	1,468
Citizens Property Insurance Corp. Senior Secured Revenue Bonds, Series A-1,
5.00%, 6/1/22	9,160	9,886
Florida Development Finance Corp. Surface Transportation Facilities Variable Revenue Bonds (AMT), Virgin Trains U.S.A. Pass, Prerefunded,
0.55%, 1/28/21(3) (7) (8)	100,000	99,971
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/21	35,000	36,530
5.00%, 6/1/22	2,000	2,181
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series C,
5.00%, 6/1/23(5)	20,965	23,802
Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/22	1,480	1,614
Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series D,
5.00%, 6/1/21	4,505	4,702
5.00%, 6/1/22	4,385	4,782
Florida State Board of Public Education Lottery Revenue Refunding Bonds, Series A,
5.00%, 7/1/20	15,010	15,010
Florida State Department Transportation G.O. Unlimited Refunding Bonds,
5.00%, 7/1/21	13,000	13,604
Florida State Housing Finance Corp. Revenue Bonds, Series 1 (GNMA, FNMA, FHLMC Insured),
1.35%, 1/1/22	1,035	1,046
Florida State Turnpike Authority Turnpike Revenue Bonds, Series B,
5.00%, 7/1/22	3,000	3,282

NORTHERN FUNDS QUARTERLY REPORT     55    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 57.7% continued
Florida – 6.4%continued
Florida State Turnpike Authority Turnpike Revenue Refunding Bonds, Series A,
5.00%, 7/1/21	$5,415	$5,671
5.00%, 7/1/22	5,680	6,213
Hillsborough County G.O. Unlimited Refunding Bonds, Environmental Lands Acquisition & Protection Program,
5.00%, 7/1/22	1,000	1,091
Hillsborough County School Board Refunding COPS, Master Lease Program,
5.00%, 7/1/20	2,000	2,000
Orlando & Orange County Expressway Authority Revenue Bonds, Series C, Prerefunded,
5.00%, 7/1/20(8)	25,000	25,000
Polk County School District Sales TRB,
5.00%, 10/1/21	1,750	1,851
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds, Prerefunded,
5.00%, 10/1/20(8)	1,150	1,163
Volusia County School Board COPS,
5.00%, 8/1/21	3,750	3,938
5.00%, 8/1/22	2,905	3,159
		269,010
Georgia – 0.7%
Brookhaven Development Authority Revenue Bonds, Children's Healthcare of Atlanta,
5.00%, 7/1/22	1,000	1,086
Cobb County Water & Sewerage Revenue Refunding Bonds,
5.00%, 7/1/22	2,000	2,188
Gainesville & Hall County Hospital Authority Revenue Refunding Bonds, Northeast Georgia Health System, Inc., Project,
5.00%, 2/15/22	3,000	3,184
5.00%, 2/15/23	3,750	4,129
Georgia State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 7/1/20	2,500	2,500
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 57.7% continued
Georgia – 0.7%continued
Henry County School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 8/1/21	$3,580	$3,763
Private Colleges & Universities Authority Revenue Refunding Bonds, Series A, Emory University,
5.00%, 9/1/20	7,300	7,357
5.00%, 9/1/22	3,000	3,304
		27,511
Illinois – 0.3%
Chicago O'Hare International Airport General Revenue Refunding Bonds, Series A (AMT), Senior Lien,
5.00%, 1/1/21	5,000	5,095
Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare,
(Floating, SIFMA Municipal Swap Index Yield + 0.75%), 0.84%, 7/1/23(3) (6)	1,535	1,527
Illinois State Housing Development Authority MFH Revenue Bonds, Heather Ridge,
1.90%, 10/1/21(3) (6) (7)	4,500	4,592
Illinois State Toll Highway Authority Senior Revenue Refunding Bonds, Series A,
5.00%, 1/1/21	1,000	1,021
		12,235
Indiana – 0.5%
Indiana State Finance Authority Hospital Revenue Bonds, Indiana University Health Obligated Group,
1.65%, 7/1/22(3) (6) (7)	5,000	5,065
Indiana State Finance Authority Hospital Variable Revenue Bonds, Series L, Indiana University Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.28%), 0.37%, 7/2/21(3) (6)	5,500	5,485
Indiana State Finance Authority State Revolving Funds Revenue Refunding Bonds, Green Bonds,
5.00%, 2/1/21	8,500	8,734
		19,284

FIXED INCOME FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 57.7% continued
Iowa – 0.1%
Iowa State Finance Authority SFM Variable Revenue Bonds, Series B (GNMA, FNMA, FHLMC Insured),
(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 0.39%, 5/3/21(3) (6)	$5,000	$4,983
Kansas – 0.3%
Johnson County Unified School District No. 229 G.O. Unlimited Bonds, Series A,
3.00%, 10/1/21	13,560	14,021
Kentucky – 0.3%
Kentucky State Housing Corp. Variable Revenue Bonds, Beecher Phase I Project,
2.00%, 9/1/21(3) (6) (7)	6,000	6,086
Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply,
4.00%, 7/1/20	3,500	3,500
4.00%, 7/1/21	3,725	3,832
		13,418
Louisiana – 0.2%
East Baton Rouge Parish Capital Improvements District MovEBR Sales TRB,
5.00%, 8/1/21	1,270	1,334
Louisiana State G.O. Unlimited Bonds, Series A,
5.00%, 3/1/22	5,000	5,387
		6,721
Maryland – 2.4%
Anne Arundel County G.O. Limited Bonds,
5.00%, 10/1/21	5,000	5,297
Anne Arundel County G.O. Limited Bonds, Consolidated General Improvements,
5.00%, 4/1/22	2,000	2,166
Anne Arundel County G.O. Limited Bonds, Consolidated Water and Sewer,
5.00%, 10/1/22	2,470	2,732
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 57.7% continued
Maryland – 2.4%continued
Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds,
5.00%, 3/1/22	$4,500	$4,853
Baltimore County Metropolitan District G.O. Unlimited BANS,
4.00%, 3/22/21	20,000	20,535
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds,
5.00%, 10/1/22	5,500	6,081
Maryland State G.O. Unlimited Bonds, Second Series B, State & Local Facilities Loan, Prerefunded,
4.00%, 8/1/20(8)	13,265	13,306
Maryland State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/20	19,445	19,520
Montgomery County G.O. Unlimited Bonds, Series A,
5.00%, 11/1/20	10,000	10,158
Prince George's County Consolidated Public Improvement G.O. Limited Bonds, Series A,
5.00%, 7/15/21	4,610	4,838
Washington Suburban Sanitary District Revenue Refunding Bonds (County Gtd.),
5.00%, 6/1/22	9,365	10,212
		99,698
Massachusetts – 0.7%
Boston G.O. Unlimited Bonds, Series A,
5.00%, 3/1/22	3,455	3,727
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series E,
5.00%, 11/1/20	17,400	17,676
Massachusetts State HFA Variable Revenue Bonds, Chestnut Park Project,
2.40%, 12/1/21(3) (6) (7)	3,000	3,086
Massachusetts State HFA Variable Revenue Refunding Bonds, Series 196 (GNMA/FNMA/FHLMC Insured),
(Floating, ICE LIBOR USD 1M + 0.35%), 0.47%, 6/1/21(3) (6)	2,275	2,275

NORTHERN FUNDS QUARTERLY REPORT     57    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 57.7% continued
Massachusetts – 0.7%continued
Worcester G.O. Limited Bonds, Series A,
4.00%, 2/1/23	$3,955	$4,312
		31,076
Michigan – 1.0%
Michigan State Finance Authority Revenue Notes, Series A-1 (State Aid Withholding),
4.00%, 8/20/20	9,000	9,045
Michigan State Finance Authority Revenue Notes, Series A-2 (State Aid Withholding) (JP Morgan Chase N.A. LOC),
2.00%, 8/20/20	6,500	6,514
Michigan State Trunk Line Revenue Refunding Bonds, Series A,
5.00%, 11/15/22	1,250	1,380
University of Michigan General Revenue Refunding Bonds, University Revenues SIFMA,
(Floating, SIFMA Municipal Swap Index Yield + 0.27%), 0.36%, 4/1/22(3) (6)	18,705	18,552
West Bloomfield School District Building and Site G.O. Unlimited Bonds (AGM Insured),
3.00%, 5/1/22	3,100	3,245
3.00%, 5/1/23	1,000	1,064
		39,800
Minnesota – 1.0%
Hennepin County G.O. Unlimited Bonds, Series B,
5.00%, 12/15/20	6,050	6,181
5.00%, 12/15/21	6,350	6,786
Minneapolis Improvement & Various Purpose G.O. Unlimited Bonds,
4.00%, 12/1/20	4,200	4,265
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/21	10,000	10,517
5.00%, 8/1/22	8,080	8,882
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 57.7% continued
Minnesota – 1.0%continued
Mounds View Independent School District No. 621 G.O. Limited Refunding Bonds, Series A (Minnesota School District Credit Program),
5.00%, 2/1/22	$4,295	$4,616
Osseo Independent School District No. 279 G.O. Unlimited Refunding Bonds, Series C, Alternative Facilities (School District Credit Program),
5.00%, 2/1/21	1,480	1,521
		42,768
Mississippi – 0.1%
Mississippi State Variable G.O. Unlimited Refunding Bonds, Series B,
(Floating, ICE LIBOR USD 1M + 0.33%), 0.45%, 9/1/20(3) (6)	3,310	3,309
Missouri – 0.5%
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series A,
5.00%, 7/1/21	9,000	9,426
Missouri State Highways & Transit Commission State Road Federal Reimbursement Revenue Refunding Bonds, Series S, GARVEE Lien,
5.00%, 5/1/22	9,000	9,773
		19,199
Nebraska – 0.5%
Douglas County School District No. 1 G.O. Unlimited Refunding Bonds, Series B,
5.00%, 12/15/21	7,000	7,473
Nebraska State Investment Finance Authority Single Family Housing Revenue Bonds, Series C,
2.05%, 3/1/22	1,450	1,484
University of Nebraska Facilities Corp. Revenue Refunding Bonds, Series B,
4.00%, 10/1/22	9,500	10,255
		19,212
Nevada – 1.2%
Clark County Airport Revenue Refunding Bonds, Subseries A,
5.00%, 7/1/21	2,000	2,081

FIXED INCOME FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 57.7% continued
Nevada – 1.2%continued
Clark County School District G.O. Limited Bonds, Series A (AGM Insured),
3.00%, 6/15/22	$550	$575
3.00%, 6/15/23	500	533
Humboldt County PCR Variable Revenue Refunding Bonds, Sierra Pacific Power Company,
1.85%, 4/15/22(3) (6) (7)	10,000	10,125
Las Vegas Valley Water District G.O. Limited Bonds, Series A,
5.00%, 6/1/21	5,355	5,588
5.00%, 6/1/22	6,200	6,752
Nevada State G.O. Limited Refunding Capital Improvement Bonds,
5.00%, 5/1/21	12,000	12,470
5.00%, 5/1/22	7,050	7,646
Reno Capital Improvement G.O. Limited Refunding Bonds, Series A,
5.00%, 6/1/21	1,200	1,250
Washoe County School District G.O. Limited Refunding Bonds, Series B,
5.00%, 4/1/22	1,000	1,077
		48,097
New Hampshire – 0.0%
Manchester Public Improvement G.O. Unlimited Bonds, Series A,
4.00%, 6/15/23	1,000	1,107
New Jersey – 0.3%
Monmouth County G.O. Unlimited Bonds, General Improvement,
5.00%, 7/15/21	3,075	3,226
Monmouth County Improvement Authority Governmental Pooled Loan Revenue Bonds, Series C (County Gtd.),
5.00%, 12/1/21	1,000	1,067
Monmouth County Improvement Authority Revenue Bonds, Series B (County Gtd.),
5.00%, 12/1/21	2,775	2,960
5.00%, 12/1/22	3,250	3,607
		10,860
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 57.7% continued
New Mexico – 1.4%
Albuquerque G.O. Unlimited Bonds, Series A,
5.00%, 7/1/21	$6,080	$6,367
5.00%, 7/1/22	6,035	6,599
Albuquerque G.O. Unlimited Refunding Bonds, Series D,
5.00%, 7/1/22	12,500	13,669
New Mexico State G.O. Unlimited Bonds,
5.00%, 3/1/21	19,000	19,593
5.00%, 3/1/22	11,000	11,854
		58,082
New York – 3.6%
Metropolitan Transportation Authority Dedicated Tax Fund Revenue BANS, Series A,
5.00%, 3/1/22	30,000	31,622
Metropolitan Transportation Authority Revenue Bonds, Subseries D-2,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%), 0.54%, 11/15/22(3) (6)	20,275	19,377
Metropolitan Transportation Authority TRANS, Series F,
5.00%, 11/15/22	25,045	26,427
Metropolitan Transportation Authority Variable Revenue Bonds, Series A-2,
5.00%, 11/15/22(3) (6) (7)	1,000	1,059
New York City Housing Development Corp. MFH Revenue Bonds, Series G, Sustainable Neighborhood Bonds,
2.00%, 12/31/21(3) (6) (7)	3,420	3,423
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Second General Resolution,
5.00%, 6/15/21	6,000	6,272
New York G.O. Unlimited Bonds, Series J, Subseries J-8,
4.00%, 8/1/21	5,000	5,193
New York G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/20	11,670	11,714

NORTHERN FUNDS QUARTERLY REPORT     59    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 57.7% continued
New York – 3.6%continued
New York G.O. Unlimited Refunding Bonds, Series J,
5.00%, 8/1/22	$17,000	$18,586
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A, Group 1,
5.00%, 3/15/22	10,000	10,782
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series D,
3.00%, 2/15/21	5,000	5,083
4.00%, 2/15/22	4,000	4,234
New York State Urban Development Corp. Taxable General Personal Income TRB,
0.72%, 3/15/23	6,000	6,013
		149,785
North Carolina – 2.6%
Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Bonds, Series D, Atrium Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.60%), 0.69%, 12/1/23(3) (6)	42,000	41,911
Forsyth County Public Improvement G.O. Unlimited Bonds, Series B,
5.00%, 3/1/21	4,540	4,684
5.00%, 3/1/22	1,000	1,079
North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series B (NATL, IBC Insured), Escrowed to Maturity,
6.00%, 1/1/22	5,000	5,418
North Carolina State G.O. Unlimited Bonds, Series A, Connect NC Bonds,
5.00%, 6/1/22	3,955	4,313
North Carolina State G.O. Unlimited Refunding Bonds, Series D,
4.00%, 6/1/21	4,000	4,138
North Carolina State Grant Anticipation Vehicle Revenue Bonds,
5.00%, 3/1/21	8,000	8,245
5.00%, 3/1/22	7,010	7,544
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 57.7% continued
North Carolina – 2.6%continued
North Carolina State HFA MFH Revenue Bonds, Weaver Investment Company Rural Development Portfolio,
2.00%, 1/1/21(3) (6) (7)	$11,235	$11,305
North Carolina State Limited Obligation Revenue Bonds, Series A, Build NC Bonds,
5.00%, 5/1/21	13,025	13,541
Wake County Limited Obligation Revenue Bonds,
5.00%, 9/1/20	3,620	3,648
5.00%, 9/1/21	3,250	3,430
		109,256
Ohio – 1.5%
American Municipal Power-Ohio, Inc., Revenue Refunding Bonds, Series A,
5.00%, 2/15/22	6,000	6,446
Cincinnati G.O. Unlimited Refunding Bonds,
5.00%, 12/1/21	2,285	2,437
5.00%, 12/1/22	1,000	1,111
Franklin County Hospital Facilities Variable Revenue Bonds, Series B, OhioHealth Corp.,
(Floating, SIFMA Municipal Swap Index Yield + 0.43%), 0.52%, 11/15/21(3) (6)	10,000	9,981
Ohio State Adult Correctional Capital Facilities Revenue Refunding Bonds, Lease Appropriation,
4.00%, 10/1/20	2,750	2,775
Ohio State Hospital Variable Revenue Bonds, Cleveland Clinic Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.40%), 0.49%, 6/1/23(3) (6)	35,000	34,758
Ohio State Major New Infrastructure Project Revenue Bonds, Series 2019-1,
4.00%, 12/15/21	2,000	2,107
5.00%, 12/15/22	2,000	2,226
		61,841

FIXED INCOME FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 57.7% continued
Oklahoma – 0.1%
Canadian County Independent School District No. 27, Combined Purpose G.O. Unlimited Bonds, Yukon Public Schools,
2.00%, 10/1/20	$3,040	$3,052
Oregon – 1.2%
Lane County School District No. 4J Eugene G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/15/21	2,450	2,560
Oregon Business Development Commission Economic Development Revenue Bonds (AMT),
5.00%, 3/1/22(3) (6) (7)	43,400	46,242
Oregon State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/21	1,400	1,455
Oregon State Health & Science University Revenue Refunding Bonds, Series A,
5.00%, 7/1/21	600	627
5.00%, 7/1/22	850	925
		51,809
Pennsylvania – 2.8%
Delaware County G.O. Unlimited Refunding Bonds,
5.00%, 10/1/21	1,000	1,059
Geisinger Authority Health System Revenue Refunding Bonds,
5.00%, 4/1/22	3,500	3,772
Indiana County IDA Student Housing Revenue BANS, Residential Revival Project at Indiana University,
1.45%, 9/1/20	2,750	2,746
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds, Series A (Waste Management, Inc., Project,
2.15%, 11/1/21(9)	2,250	2,290
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds, Waste Management Project,
2.80%, 12/1/21(3) (6) (7)	2,500	2,562
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 57.7% continued
Pennsylvania – 2.8%continued
Pennsylvania State G.O. Unlimited Bonds, Series D-2,
5.00%, 8/15/22	$1,500	$1,644
Pennsylvania State G.O. Unlimited Refunding Bonds,
5.00%, 7/15/21	10,000	10,481
Pennsylvania State Higher Educational Facilities Authority Revenue Refunding Bonds, Series AV-1,
5.00%, 6/15/21	5,985	6,218
Pennsylvania State Housing Finance Agency SFM Floating Revenue Bonds, Series 127 C,
(Floating, ICE LIBOR USD 1M + 0.57%), 0.70%, 10/1/23(3) (6)	7,000	6,855
Pennsylvania State Housing Finance Agency SFM Variable Revenue Bonds, Series 126B,
(Floating, ICE LIBOR USD 1M + 0.60%), 0.73%, 6/1/23(3) (6)	26,250	25,785
Pennsylvania State Turnpike Commission Turnpike Variable Revenue Refunding Bonds, Series A-1,
(Floating, SIFMA Municipal Swap Index Yield + 0.60%), 0.69%, 12/1/23(3)	15,000	14,695
University of Pittsburgh of the Commonwealth System of Higher Education Variable Revenue Bonds, Pitt Asset Notes,
(Floating, SIFMA Municipal Swap Index Yield + 0.36%), 0.45%, 2/15/24(3)	38,000	37,905
		116,012
Rhode Island – 0.1%
Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series C,
3.00%, 1/15/21	2,500	2,537
4.00%, 1/15/22	2,000	2,114
Rhode Island State & Providence Plantations G.O. Unlimited Refunding Bonds, Series E,
3.00%, 1/15/21	300	305
4.00%, 1/15/22	1,000	1,057
		6,013

NORTHERN FUNDS QUARTERLY REPORT     61    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 57.7% continued
South Carolina – 0.2%
Charleston County School District G.O. Unlimited BANS, Phase IV Sales Tax Project (SCSDE Insured),
5.00%, 5/12/21	$10,000	$10,415
Tennessee – 1.4%
Memphis G.O. Unlimited Refunding Bonds,
5.00%, 5/1/21	1,500	1,558
5.00%, 5/1/22	22,000	23,869
Memphis Health Educational & Housing Facility Board MFH Variable Revenue Bonds, Burkle & Main Apartment,
1.40%, 5/1/22(3) (6) (7)	2,500	2,534
Metropolitan Government Nashville & Davidson County G.O. Unlimited & Improvement Bonds,
5.00%, 7/1/20	14,890	14,890
5.00%, 7/1/21	13,245	13,870
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Collateralized MFH Variable Revenue Bonds, Hermitage Flats,
1.50%, 7/1/20	3,750	3,750
		60,471
Texas – 6.2%
Alamo Community College District G.O. Limited Bonds, Maintenance Tax Notes,
3.00%, 2/15/21	9,000	9,150
4.00%, 2/15/22	4,250	4,502
Alamo Community College District G.O. Limited Refunding Bonds,
3.00%, 8/15/20	4,000	4,013
Alvin Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),
1.25%, 8/15/22(3) (6) (7)	7,500	7,596
Bexar County G.O. Limited Refunding Bonds,
5.00%, 6/15/21	710	742
5.00%, 6/15/22	800	873
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 57.7% continued
Texas – 6.2%continued
Clear Creek Independent School District G.O. Unlimited Bonds, Series B (PSF, Gtd.),
1.35%, 8/15/22(3) (6) (7)	$19,000	$19,248
Clear Creek Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),
2.15%, 8/16/21(3) (6) (7)	9,500	9,672
Clifton Higher Education Finance Corp. Education Revenue Bonds, Idea Public Schools (PSF, Gtd.),
5.00%, 8/15/21	1,120	1,178
5.00%, 8/15/22	1,715	1,883
Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series B-1 (PSF, Gtd.),
1.25%, 8/15/22(3) (6) (7)	4,500	4,546
Dallas County Community College District G.O. Unlimited Refunding Bonds,
5.00%, 2/15/21	5,610	5,772
Dallas Waterworks & Sewer System Revenue Refunding Bonds, Series C,
5.00%, 10/1/22(5)	1,500	1,658
Denton County Permanent Improvement G.O. Limited Refunding Bonds,
5.00%, 7/15/21	1,635	1,711
Fort Bend County Certificates of Obligation G.O. Limited Bonds,
5.00%, 3/1/22	875	942
5.00%, 3/1/23	500	559
Fort Worth G.O. Limited Bonds,
4.00%, 3/1/23	2,000	2,192
Fort Worth G.O. Limited Refunding Bonds,
4.00%, 3/1/23(5)	9,175	10,016
Fort Worth Water & Sewer System Revenue Refunding Bonds, Series A,
5.00%, 2/15/23(5)	10,755	12,049
Garland Independent School District G.O. Unlimited Refunding Bonds,
5.00%, 2/15/21	3,000	3,088

FIXED INCOME FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 57.7% continued
Texas – 6.2%continued
Goose Creek Texas Consolidated Independent School District G.O. Unlimited Bonds, Series B (PSF, Gtd.),
1.30%, 8/16/21(3) (6) (7)	$13,800	$13,919
Harris County Hospital District Certificates of Obligation G.O. Limited Bonds,
5.00%, 2/15/23	1,000	1,112
Harris County Metropolitan Transit Authority Sales & Use Tax Contractual Obligations Revenue Bonds,
5.00%, 11/1/22	1,000	1,105
Houston Independent School District G.O. Limited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 2/15/21	1,350	1,390
Houston Independent School District Public Facilities Corp. Lease Revenue Refunding Bonds,
5.00%, 9/15/22	1,500	1,650
Houston Independent School District Variable G.O. Limited Bonds, Series A-2 (PSF, Gtd.),
2.25%, 6/1/22(3) (6) (7)	14,000	14,396
Houston Public Improvement G.O. Limited Refunding Bonds, Series A,
5.00%, 3/1/21	4,045	4,173
Houston Utility System Variable Revenue Refunding Bonds, Series C, First Lien,
(Floating, ICE LIBOR USD 1M + 0.36%), 0.49%, 8/1/21(3) (6)	5,000	4,935
Humble Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.),
5.00%, 2/15/22	4,060	4,372
Katy Independent School District Variable G.O. Unlimited Refunding Bonds, Series 2015C (PSF, Gtd.),
(Floating, ICE LIBOR USD 1M + 0.28%), 0.40%, 8/16/21(3) (6)	6,000	5,974
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 57.7% continued
Texas – 6.2%continued
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services,
5.00%, 5/15/21	$2,750	$2,858
5.00%, 5/15/22	1,000	1,083
Mission Economic Development Corp. Solid Waste Disposal Adjustable Revenue Bonds (AMT), Waste Management, Inc., Project,
2.50%, 8/1/20	3,000	3,004
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/21	2,000	2,045
5.00%, 1/1/22	1,850	1,975
Plano City G.O. Limited Refunding Bonds,
3.00%, 9/1/22	1,065	1,127
San Antonio Housing Trust Finance Corp. MFH Revenue Bonds, Brookwood Senior Apartments,
1.55%, 5/1/21(9)	10,000	10,001
Tarrant Regional Water District Water Revenue Refunding & Improvement Bonds, Prerefunded,
5.00%, 3/1/22(8)	21,040	22,658
5.00%, 3/1/22(8)	—	—
Texas State PFA G.O. Unlimited Refunding Bonds, Series A,
5.00%, 10/1/21	5,000	5,298
Texas State Transportation Commission Highway Improvement G.O. Unlimited Bonds,
5.00%, 4/1/21	8,410	8,711
Texas State Transportation Commission Highway Improvement G.O. Unlimited, Prerefunded,
5.00%, 4/1/22(8)	22,000	23,813
Texas State Transportation Commission State Highway Fund Revenue Refunding Bonds, First Tier, Series B,
4.00%, 10/1/21(3) (6) (7)	3,035	3,143
Texas State Water Development Board Revenue Bonds,
5.00%, 10/15/21	1,875	1,989
5.00%, 4/15/22	1,450	1,572

NORTHERN FUNDS QUARTERLY REPORT     63    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 57.7% continued
Texas – 6.2%continued
5.00%, 10/15/22	$2,700	$2,991
University of North Texas Revenue Refunding Bonds, Series A,
5.00%, 4/15/22(5)	2,500	2,705
5.00%, 4/15/23(5)	1,850	2,084
Waco G.O. Limited Refunding Bonds,
5.00%, 2/1/21	5,505	5,654
5.00%, 2/1/22	2,000	2,145
		259,272
Utah – 0.8%
Alpine School District G.O. Unlimited Bonds, Series B (School Board Guaranty Program),
5.00%, 3/15/22	12,825	13,855
Salt Lake County G.O. Unlimited Bonds,
5.00%, 12/15/21	3,350	3,580
5.00%, 12/15/22	3,975	4,435
University of Utah Revenue Refunding Bonds, Series A (State Appropriation Insured),
4.00%, 8/1/20	2,530	2,537
Utah State G.O. Unlimited Bonds, Series A,
4.00%, 7/1/21	2,000	2,075
Utah State G.O. Unlimited Bonds, Series B,
5.00%, 7/1/21	2,500	2,618
5.00%, 7/1/22	3,500	3,828
		32,928
Virginia – 3.3%
Arlington County G.O. Unlimited Bonds,
5.00%, 6/15/21	4,370	4,570
5.00%, 6/15/22	4,595	5,021
Arlington County G.O. Unlimited Bonds, Series C (State Aid Withholding), Prerefunded,
5.00%, 2/15/21(8)	4,000	4,117
Fairfax County G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),
4.00%, 10/1/21	18,880	19,759
4.00%, 10/1/22	10,000	10,839
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 57.7% continued
Virginia – 3.3%continued
Hampton Roads Transportation Accountability Commission Revenue BANS, Series A,
5.00%, 7/1/22	$41,800	$45,575
Loudoun County G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/1/20	5,000	5,099
5.00%, 12/1/21	9,000	9,607
Louisa IDA Variable PCR Bonds, Virginia Electric,
1.80%, 4/1/22(3) (6) (7)	3,750	3,834
Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, 21st Century College Program,
5.00%, 2/1/22	5,690	6,115
Virginia State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 6/1/22	7,025	7,660
Virginia State Public Building Authority Public Facilities Revenue Bonds, Series A,
5.00%, 8/1/22	2,000	2,198
Virginia State Public Building Authority Public Facilities Revenue Refunding Bonds, Series B,
5.00%, 8/1/21	4,000	4,206
5.00%, 8/1/22	4,000	4,396
Virginia State Public School Authority School Technology & Security Notes Revenue Bonds, Series VIII,
5.00%, 4/15/23	5,970	6,752
		139,748
Washington – 3.1%
Central Puget Sound Regional Transit Authority Variable Sales & Use TRB, Green Bonds, Series S-2A,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 0.39%, 11/1/21(3) (6)	10,000	9,977
Central Puget Sound Regional Transit Authority Variable Sales & Use TRB, Green Bonds, Series S-2B,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%), 0.54%, 11/1/23(3) (6)	12,500	12,472

FIXED INCOME FUNDS    64    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 57.7% continued
Washington – 3.1%continued
King County School District No. 405 Bellevue G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/20	$7,150	$7,291
Seattle Municipal Light & Power Improvement Revenue Bonds,
5.00%, 4/1/21	3,250	3,366
5.00%, 4/1/22	3,420	3,702
Seattle Municipal Light & Power Improvement Revenue Refunding & Improvement Bonds, Series B,
5.00%, 2/1/22	11,400	12,254
Snohomish County School District No. 15 Edmonds G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/20	2,630	2,682
Washington State G.O. Unlimited Refunding Bonds, Motor Vehicle Fuel Tax,
5.00%, 7/1/20	5,210	5,210
5.00%, 7/1/21	20,450	21,419
Washington State G.O. Unlimited Refunding Bonds, Series D, Motor Vehicle Fuel Tax,
5.00%, 6/1/21	3,770	3,934
Washington State G.O. Unlimited Refunding Bonds, Series R-2015D,
5.00%, 7/1/20	5,000	5,000
Washington State G.O. Unlimited Refunding Bonds, Series R-2018C,
5.00%, 8/1/20	11,455	11,499
Washington State G.O. Unlimited Refunding Bonds, Series R-2020A,
5.00%, 1/1/21	2,390	2,447
5.00%, 1/1/22	3,500	3,748
Washington State G.O. Unlimited Refunding Bonds, Series R-2020B,
5.00%, 1/1/21	7,650	7,831
5.00%, 1/1/22	2,750	2,945
Washington State G.O. Unlimited Refunding Bonds, Series R-2020C,
5.00%, 7/1/22	3,465	3,793
Washington State G.O. Unlimited Refunding Bonds, Series R-2020D,
5.00%, 7/1/22	10,405	11,389
		130,959
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 57.7% continued
Wisconsin – 0.9%
Kenosha County G.O. Unlimited Refunding Bonds, Series B,
3.00%, 6/1/22	$1,000	$1,051
Wisconsin State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/21	6,000	6,237
5.00%, 5/1/22	8,500	9,232
Wisconsin State G.O. Unlimited Refunding Bonds, Series 2,
5.00%, 11/1/21	6,210	6,602
Wisconsin State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Advocate Aurora Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.35%), 0.44%, 7/28/21(3) (6)	9,000	8,980
(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 0.74%, 7/31/24(3) (6)	5,000	4,977
		37,079
Total Municipal Bonds
(Cost $2,400,740)		2,411,692

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 11.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.07%(10) (11)	465,855,014	$465,855
Total Investment Companies
(Cost $465,855)		465,855

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 12.0%
Alamo Heights Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.), 3.00%, 2/1/21(3) (7)	$2,700	$2,739
Arizona State School District COPS TANS, 2.00%, 7/28/20	23,000	23,024
Atlanta Urban Residential Finance Authority MFH Revenue Bonds, Creekside at Adamsville Place, 1.95%, 5/1/21(3) (7)	7,500	7,574

NORTHERN FUNDS QUARTERLY REPORT     65    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 12.0% continued
California State Pollution Control Financing Authority Solid Waste Disposal Variable Revenue Refunding Bonds, Series A (AMT), Republic Services, 2.05%, 8/1/20(1) (3) (7)	$35,000	$35,014
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A-3, Yale University, 1.80%, 2/9/21(3) (7)	12,500	12,607
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series X-2, Yale University, 1.80%, 2/9/21(3) (7)	12,000	12,103
Connecticut State Special Tax Obligation Revenue Bonds, 4.00%, 5/1/21	500	514
Cuyahoga Metropolitan Housing Authority MFH Variable Revenue Bonds, Riverside Park Phase, 2.00%, 4/1/21(3) (7)	7,000	7,058
Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series B-3 (PSF, Gtd.), 1.40%, 8/17/20(3) (7)	7,130	7,138
Deer Park Independent School District G.O. Unlimited Bonds (PSF, Gtd.), 1.55%, 10/1/20(3) (7)	4,000	4,010
Delaware State G.O. Unlimited Bonds, Series A, 5.00%, 1/1/21	12,000	12,287
Denver City & County G.O. Unlimited Refunding Bonds, Series B, Justice System, 5.00%, 8/1/20	4,745	4,763
District of Columbia Revenue Bonds, Federal Highway Grant Anticipation, 5.00%, 12/1/20	4,855	4,950
Escambia County Solid Waste Disposal Revenue Bonds, Gulf Power Company Project, 1.80%, 11/19/20(3) (7)	13,000	13,058
Fairfax County IDA Health Care Revenue Refunding Bonds, Series S, Inova Health System, 5.00%, 5/15/21(3) (7)	15,000	15,474
Fort Bend County Certificates of Obligation G.O. Limited Bonds, 5.00%, 3/1/21	500	515
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 12.0% continued
Franklin County Health & Educational Facilities Board Collateralized MFH Revenue Bonds, BTT Development Village Associates, 2.40%, 12/1/20(3) (7)	$3,750	$3,775
Gainesville & Hall County Hospital Authority Revenue Refunding Bonds, Northeast Georgia Health System, Inc., Project, 5.00%, 2/15/21	3,275	3,353
Granite City Revenue Bonds (AMT), Waste Management, Inc. Project, 2.45%, 5/1/21(3) (7)	3,000	3,026
Harris County Road G.O. Unlimited Refunding Bonds, Series A, 4.00%, 10/1/20	4,325	4,366
Houston Independent School District Variable G.O. Limited Refunding Bonds (PSF, Gtd.), 2.40%, 6/1/21(3) (7)	4,000	4,068
Illinois State Finance Authority Gas Supply Revenue Refunding Bonds, Series B, Peoples Gas Light & Coke, 1.88%, 8/1/20(3) (7)	5,000	5,004
Indiana State Health Facility Financing Authority Revenue Bonds, Ascension Health Credit Group, 1.35%, 8/4/20(3) (7)	4,515	4,519
King County School District No. 403 Renton G.O. Unlimited Bonds (School Board Guaranty Program), 4.00%, 12/1/20	3,000	3,047
Louisiana State G.O. Unlimited Bonds, Series A, 5.00%, 3/1/21	8,000	8,249
Louisiana State G.O. Unlimited Refunding Bonds, Series B, 5.00%, 11/15/20	62,220	63,303
Louisville & Jefferson County Metropolitan Government Environmental Facilities Revenue Refunding Bonds, Louisville Gas & Electric, 1.65%, 6/1/21(3) (7)	20,500	20,649
Louisville & Jefferson County Metropolitan Government PCR Variable Refunding Bonds, Louisville Gas, 1.85%, 4/1/21(3) (7)	12,200	12,291

FIXED INCOME FUNDS    66    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 12.0% continued
Matagorda County District No. 1 Variable Revenue Refunding Bonds (AMT), Center Power & Light, 1.75%, 9/1/20(3) (7)	$8,335	$8,342
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Bonds, Oakwood Flats Apartments, 2.10%, 10/1/20(3) (7)	7,350	7,377
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Bonds, Trevecca Towers, 2.00%, 1/1/21(3) (7)	12,000	12,079
Metropolitan Transportation Authority Variable Revenue Bonds, Series A-1, 5.00%, 11/15/20(3) (7)	14,000	14,069
Miami-Dade County Seaport Refunding G.O. Unlimited Bonds, Series C, 4.50%, 10/1/20	7,100	7,174
Michigan State Trunk Line Revenue Refunding Bonds, Series A, 5.00%, 11/15/20	2,200	2,237
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series A, 5.00%, 1/1/21	9,105	9,320
Murfreesboro Housing Authority Multifamily Revenue Bonds, Westbrook Towers Projects, 2.13%, 9/1/20(3) (7)	5,000	5,012
New Jersey State Housing & Mortgage Finance Agency Multifamily Conduit Variable Revenue Bonds, Georgia King Project (Housing and Urban Development Sector 8 Program), 2.45%, 10/1/20(3) (7)	4,500	4,520
New York City Housing Development Corp. MFH Revenue Bonds, Sustainable Neighborhood Bonds, 0.85%, 4/29/21(3) (7)	8,000	8,002
New York G.O. Unlimited Refunding Bonds, Series C-1, 4.00%, 8/1/20	10,000	10,029
Ohio State HFA MFH Revenue Bonds, Sutter View Apartments, 1.62%, 7/1/21(3) (7)	8,500	8,576
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 12.0% continued
Oklahoma HFA Collateralized Variable Revenue Bonds, Sooner Haven Apartments, 2.38%, 10/1/20(3) (7)	$2,500	$2,511
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series C, Senior Lien, 5.00%, 11/15/20	1,000	1,017
Oregon State Housing & Community Department Housing Development Revenue Bonds, Series I, Ya Po Ah Terrace Project (Housing and Urban Development Sector 8 Program), 2.20%, 5/1/21(3) (7)	10,450	10,576
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Variable Revenue Refunding Bonds, Series B, Republic Services Inc., 0.40%, 10/1/20(3) (7)	14,385	14,385
Prince George's County Consolidated Public Improvement G.O. Limited Bonds, Series A, 5.00%, 7/1/20	2,875	2,875
Richmond G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding), 5.00%, 7/15/20	7,370	7,383
Saint Paul Housing & Redevelopment Authority MFH Revenue Bonds, Legends Berry Senior Apartments Project, 2.20%, 9/1/20(3) (7)	1,140	1,141
Savannah Housing Authority Revenue Bonds, Preserve Chatham Parkway Apartments, 2.00%, 8/1/20(3) (7)	3,000	3,003
Southern California State Public Power Authority Revenue Refunding Bonds, Series A, Canyon Power Project, 2.25%, 5/1/21(3) (7)	20,000	20,070
Spring Branch Independent School District Variable G.O. Unlimited Bonds, Schoolhouse (PSF, Gtd.), 1.55%, 6/15/21(3) (7)	6,000	6,035
University of Alabama University General Revenue Refunding Bonds, Series A, 5.00%, 7/1/20	2,700	2,700

NORTHERN FUNDS QUARTERLY REPORT     67    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 12.0% continued
University of North Texas Revenue Refunding Bonds, Series A, 5.00%, 4/15/21(5)	$1,850	$1,918
Utah State G.O. Unlimited Bonds, 5.00%, 7/1/20	8,000	8,000
Volusia County School Board COPS, 5.00%, 8/1/20	7,300	7,327
Westerville City School District G.O. Unlimited Bonds, 3.00%, 12/1/20	10,075	10,190
Worcester G.O. Limited Bonds, Series A, 4.00%, 2/1/21	4,810	4,915
Yavapai County IDA Solid Waste Disposal Revenue Bonds (AMT), Waste Management Inc., Project, 2.80%, 6/1/21(3) (7)	1,500	1,519
Total Short-Term Investments
(Cost $499,315)		500,780

Total Investments – 100.5%
(Cost $4,175,470)		4,202,592
Liabilities less Other Assets – (0.5%)		(19,551)
NET ASSETS – 100.0%		$4,183,041

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Discount rate at the time of purchase.
(3)	Variable rate security. Rate as of June 30, 2020 is disclosed.
(4)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(5)	When-Issued Security. Coupon rate is not in effect at June 30, 2020.
(6)	Maturity date represents the puttable date.
(7)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(8)	Maturity date represents the prerefunded date.
(9)	Security has converted to a fixed rate as of May 1, 2019, and will be going forward.
(10)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(11)	7-day current yield as of June 30, 2020 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1Y - 1 Year

3M - 3 Month

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

CMT - Constant Maturity

COPS - Certificates of Participation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HFA - Housing Finance Authority

HUD - Housing and Urban Development

IBC - Insured Bond Certificates

ICE - Intercontinental Exchange

IDA - Industrial Development Authority

LANS - Loan Anticipation Notes

LCRA - Lower Colorado River Authority

LIBOR - London Interbank Offered Rate

LOC - Letter of Credit

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PLC - Public Limited Company

PSF - Permanent School Fund

S&P - Standard & Poor's

SCSDE - South Carolina State Department of Education

SFM - Single Family Mortgage

SIFMA - Securities Industry and Financial Markets Association

FIXED INCOME FUNDS    68    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
SOFR - Secured Overnight Financing Rate

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

USD - United States Dollar

YKHC - Yukon Kuskokwim Health Corporation
Percentages shown are based on Net Assets.
At June 30, 2020, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	2.6%
AAA	20.5
AA	33.5
A	20.1
A1+ (Short Term)	0.2
A1 (Short Term)	1.4
A2 (Short Term)	1.0
BBB	5.0
Not Rated	4.6
Cash Equivalents	11.1
Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Commercial Paper(1)	$—	$39,905	$—	$39,905
Corporate Bonds(1)	—	405,021	—	405,021
Foreign Issuer Bonds(1)	—	269,331	—	269,331
U.S. Government Obligations(1)	—	110,008	—	110,008
Municipal Bonds(1)	—	2,411,692	—	2,411,692
Investment Companies	465,855	—	—	465,855
Short-Term Investments	—	500,780	—	500,780
Total Investments	$465,855	$3,736,737	$—	$4,202,592

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$177,309	$885,536	$596,990	$72	$465,855	465,855,014
NORTHERN FUNDS QUARTERLY REPORT     69    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 9.4%
Auto Floor Plan – 0.6%
Ford Credit Floorplan Master Owner Trust, Series 2019-1, Class A
2.84%, 3/15/24	$4,300	$4,417
NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A2
2.56%, 10/17/22(1)	1,000	1,004
NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1
(Floating, ICE LIBOR USD 1M + 0.64%), 0.82%, 2/15/23(1) (2)	2,250	2,232
Nissan Master Owner Trust Receivables, Series 2019-B, Class A
(Floating, ICE LIBOR USD 1M + 0.43%), 0.61%, 11/15/23(2)	9,100	9,047
		16,700
Automobile – 3.2%
Americredit Automobile Receivables Trust, Series 2019-2, Class A2A
2.43%, 9/19/22	1,241	1,247
Chesapeake Funding II LLC, Series 2017-2A, Class A2
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor), 0.63%, 5/15/29(1) (2)	534	533
Chesapeake Funding II LLC, Series 2017-3A, Class A1
1.91%, 8/15/29(1)	891	894
Chesapeake Funding II LLC, Series 2017-4A, Class A1
2.12%, 11/15/29(1)	1,297	1,306
Chesapeake Funding II LLC, Series 2018-1A, Class A2
(Floating, ICE LIBOR USD 1M + 0.45%), 0.63%, 4/15/30(1) (2)	2,367	2,359
Chesapeake Funding II LLC, Series 2019-1A, Class A1
2.94%, 4/15/31(1)	4,100	4,162
Drive Auto Receivables Trust, Series 2020-1, Class A2
1.99%, 12/15/22	4,015	4,032
Enterprise Fleet Financing LLC, Series 2017-3, Class A2
2.13%, 5/22/23(1)	248	248
Enterprise Fleet Financing LLC, Series 2018-2, Class A2
3.14%, 2/20/24(1)	1,215	1,228
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 9.4% continued
Automobile – 3.2%continued
Ford Credit Auto Lease Trust, Series 2019-A, Class A2A
2.84%, 9/15/21	$2,553	$2,561
Ford Credit Auto Owner Trust, Series 2020-A, Class A2
1.03%, 10/15/22	1,450	1,457
Ford Credit Auto Owner Trust, Series 2020-B, Class A2
0.50%, 2/15/23	22,200	22,207
GM Financial Automobile Leasing Trust, Series 2019-3, Class A2A
2.09%, 10/20/21	1,279	1,286
GM Financial Automobile Leasing Trust, Series 2020-1, Class A3
1.67%, 12/20/22	2,720	2,760
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A2A
1.50%, 3/16/23	800	807
Honda Auto Receivables Owner Trust, Series 2020-2, Class A2
0.74%, 11/15/22	7,000	7,021
Hyundai Auto Receivables Trust, Series 2020-A, Class A2
1.51%, 4/17/23	6,300	6,362
Mercedes-Benz Auto Lease Trust, Series 2019-A, Class A2
3.01%, 2/16/21	112	112
Mercedes-Benz Auto Receivables Trust, Series 2020-1, Class A2
0.46%, 3/15/23	2,900	2,901
Santander Drive Auto Receivables Trust, Series 2019-3, Class A2A
2.28%, 2/15/22	1,912	1,915
Santander Drive Auto Receivables Trust, Series 2020-1, Class A2A
2.07%, 1/17/23	3,000	3,025
Santander Retail Auto Lease Trust, Series 2019-A, Class A2
2.72%, 1/20/22(1)	5,608	5,659
Securitized Term Auto Receivables Trust, Series 2019-1A, Class A2
2.86%, 5/25/21(1)	352	353
Toyota Auto Receivables Owner Trust, Series 2020-B, Class A2
1.38%, 12/15/22	3,900	3,933

FIXED INCOME FUNDS    70    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 9.4% continued
Automobile – 3.2%continued
Volkswagen Auto Loan Enhanced Trust, Series 2018-1, Class A2A
2.81%, 7/20/21	$2	$2
Volkswagen Auto Loan Enhanced Trust, Series 2020-1, Class A2A
0.93%, 12/20/22	7,500	7,529
Wheels SPV, Series 2018-1A, Class A2
3.06%, 4/20/27(1)	316	318
World Omni Auto Receivables Trust, Series 2019-B, Class A2
2.63%, 6/15/22(1)	2,749	2,767
		88,984
Credit Card – 4.4%
American Express Credit Account Master Trust, Series 2017-5, Class A
(Floating, ICE LIBOR USD 1M + 0.38%), 0.56%, 2/18/25(2)	2,000	2,008
American Express Credit Account Master Trust, Series 2019-2, Class A
2.67%, 11/15/24	9,300	9,682
BA Credit Card Trust, Series 2017-A2, Class A2
1.84%, 1/17/23	1,000	1,002
BA Credit Card Trust, Series 2018-A1, Class A1
2.70%, 7/17/23	3,000	3,046
BA Credit Card Trust, Series 2018-A2, Class A2
3.00%, 9/15/23	1,000	1,020
Barclays Dryrock Issuance Trust, Series 2019-1, Class A
1.96%, 5/15/25	3,500	3,586
Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1
2.84%, 12/15/24	2,000	2,078
Capital One Multi-Asset Execution Trust, Series 2019-A2, Class A2
1.72%, 8/15/24	9,100	9,353
Chase Issuance Trust, Series 2012-A7, Class A7
2.16%, 9/15/24	1,000	1,038
Discover Card Execution Note Trust, Series 2019-A3, Class A
1.89%, 10/15/24	15,000	15,500
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 9.4% continued
Credit Card – 4.4%continued
Golden Credit Card Trust, Series 2018-1A, Class A
2.62%, 1/15/23(1)	$5,000	$5,059
Golden Credit Card Trust, Series 2018-3A, Class A
(Floating, ICE LIBOR USD 1M + 0.32%, 0.32% Floor), 0.50%, 5/15/23(1) (2)	5,000	4,999
Golden Credit Card Trust, Series 2019-2A, Class A
(Floating, ICE LIBOR USD 1M + 0.35%, 0.35% Floor), 0.53%, 10/15/23(2)	17,000	16,958
Synchrony Card Funding LLC, Series 2019-A1, Class A
2.95%, 3/15/25	11,500	11,913
World Financial Network Credit Card Master Trust, Series 2017-C, Class A
2.31%, 8/15/24	3,000	3,012
World Financial Network Credit Card Master Trust, Series 2018-A, Class A
3.07%, 12/16/24	7,000	7,092
World Financial Network Credit Card Master Trust, Series 2019-A, Class A
3.14%, 12/15/25	12,745	13,147
World Financial Network Credit Card Master Trust, Series 2019-B, Class A
2.49%, 4/15/26	4,000	4,090
World Financial Network Credit Card Master Trust, Series 2019-C, Class A
2.21%, 7/15/26	6,000	6,120
		120,703
Other – 1.0%
CCG Receivables Trust, Series 2018-2, Class A2
3.09%, 12/15/25	1,754	1,777
Dell Equipment Finance Trust, Series 2019-1, Class A2
2.78%, 8/23/21(1)	2,485	2,501
Dell Equipment Finance Trust, Series 2019-2, Class A2
1.95%, 12/22/21(1)	9,000	9,060
HPEFS Equipment Trust, Series 2019-1A, Class A3
2.21%, 9/20/29(1)	1,250	1,269

NORTHERN FUNDS QUARTERLY REPORT     71    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 9.4% continued
Other – 1.0%continued
Verizon Owner Trust, Series 2019-A, Class A1A
2.93%, 9/20/23	$4,250	$4,375
Verizon Owner Trust, Series 2020-A, Class A1A
1.85%, 7/22/24	8,500	8,723
		27,705
Whole Loan – 0.2%
Gosforth Funding PLC, Series 2017-1A, Class A1A
(Floating, ICE LIBOR USD 3M + 0.47%), 0.79%, 12/19/59(1) (2)	565	565
Holmes Master Issuer PLC, Series 2018-1A, Class A2
(Floating, ICE LIBOR USD 3M + 0.36%), 1.58%, 10/15/54(1) (2)	1,337	1,336
Lanark Master Issuer PLC, Series 2018-1A, Class 1A
(Floating, ICE LIBOR USD 3M + 0.42%), 0.78%, 12/22/69(2)	1,620	1,619
Permanent Master Issuer PLC, Series 2018-1A, Class 1A1
(Floating, ICE LIBOR USD 3M + 0.38%), 1.60%, 7/15/58(1) (2)	3,000	2,998
		6,518
Total Asset-Backed Securities
(Cost $257,292)		260,610

CERTIFICATES OF DEPOSIT – 0.2%
Banking – 0.2%
Credit Suisse A.G.	5,000,000	5,029
Total Certificates Of Deposit
(Cost $5,000)		5,029

COMMERCIAL PAPER – 3.0%
Aerospace & Defense – 0.7%
Boeing (The) Co.,
2.24%, 10/29/20(3)	18,000	17,885
Banks – 0.2%
Santander UK PLC, 0.07%,
0.07%, 7/1/20(3)	4,900	4,900
Chemicals – 0.3%
EI du Pont de Nemours and Co.,
0.82%, 12/3/20(1) (3)	8,500	8,470
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 3.0% continued
Integrated Oils – 0.3%
BP Capital Markets PLC,
1.35%, 10/20/20(3)	$8,500	$8,492
Pharmaceuticals – 0.5%
AstraZeneca PLC,
2.00%, 11/2/20(3)	15,000	14,973
Retail - Consumer Staples – 1.0%
Walgreens Boots Alliance, Inc.,
0.67%, 8/24/20 (1) (3)	14,000	13,986
0.68%, 8/31/20 (1) (3)	15,000	14,982
		28,968
Total Commercial Paper
(Cost $83,563)		83,688

CORPORATE BONDS – 39.6%
Aerospace & Defense – 0.5%
Boeing (The) Co.,
2.30%, 8/1/21	7,190	7,259
Raytheon Co.,
3.13%, 10/15/20	7,192	7,250
		14,509
Airlines – 0.5%
Southwest Airlines Co.,
2.65%, 11/5/20	13,536	13,544
Apparel & Textile Products – 0.3%
VF Corp.,
2.05%, 4/23/22	7,450	7,630
Automobiles Manufacturing – 3.4%
American Honda Finance Corp.,
2.45%, 9/24/20	4,000	4,017
(Floating, ICE LIBOR USD 3M + 0.35%), 0.89%, 11/5/21 (2)	12,550	12,509
2.20%, 6/27/22	5,800	5,958
BMW US Capital LLC,
(Floating, ICE LIBOR USD 3M + 0.41%), 1.72%, 4/12/21 (1) (2)	2,500	2,492
3.80%, 4/6/23 (1)	6,700	7,198
Daimler Finance North America LLC,
2.70%, 8/3/20 (1)	3,590	3,595
(Floating, ICE LIBOR USD 3M + 0.45%), 0.81%, 2/22/21 (1) (2)	420	418
Hyundai Capital America,
(Floating, ICE LIBOR USD 3M + 0.82%), 1.14%, 3/12/21 (1) (2)	3,600	3,570

FIXED INCOME FUNDS    72    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.6% continued
Automobiles Manufacturing – 3.4%continued
2.85%, 11/1/22 (1)	$5,830	$5,949
Nissan Motor Acceptance Corp.,
3.65%, 9/21/21 (1)	1,348	1,351
(Floating, ICE LIBOR USD 3M + 0.89%), 2.20%, 1/13/22 (1) (2)	3,000	2,884
Toyota Motor Credit Corp.,
(Floating, ICE LIBOR USD 3M + 0.29%), 0.59%, 10/7/21 (2)	1,000	1,000
(Floating, ICE LIBOR USD 3M + 0.69%), 2.00%, 1/11/22 (2)	1,500	1,509
2.65%, 4/12/22	6,970	7,220
1.15%, 5/26/22	20,000	20,226
Volkswagen Group of America Finance LLC,
3.88%, 11/13/20 (1)	4,675	4,719
2.90%, 5/13/22 (1)	5,000	5,162
3.13%, 5/12/23 (1)	5,880	6,184
		95,961
Banks – 4.4%
Capital One N.A.,
2.15%, 9/6/22	2,500	2,568
Citibank N.A.,
(Floating, ICE LIBOR USD 3M + 0.57%), 1.61%, 7/23/21 (2)	6,000	6,028
(Variable, ICE LIBOR USD 3M + 0.53%), 3.17%, 2/19/22 (4)	9,500	9,653
(Floating, ICE LIBOR USD 3M + 0.60%), 0.98%, 5/20/22 (2)	7,500	7,513
Citizens Bank N.A.,
3.25%, 2/14/22	6,150	6,369
KeyCorp,
2.90%, 9/15/20	1,325	1,331
PNC Bank N.A.,
(Floating, ICE LIBOR USD 3M + 0.25%), 1.35%, 1/22/21 (2)	7,730	7,737
2.50%, 1/22/21	5,000	5,051
(Floating, ICE LIBOR USD 3M + 0.43%), 0.74%, 12/9/22 (2)	7,500	7,508
PNC Financial Services Group (The), Inc.,
4.38%, 8/11/20	449	451
Truist Bank,
(Floating, ICE LIBOR USD 3M + 0.59%), 0.98%, 5/17/22 (2)	4,808	4,823
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.6% continued
Banks – 4.4%continued
Truist Financial Corp.,
2.05%, 5/10/21	$5,678	$5,751
3.05%, 6/20/22	13,000	13,588
US Bank N.A.,
3.00%, 2/4/21	5,000	5,067
(Floating, ICE LIBOR USD 3M + 0.18%), 1.29%, 1/21/22 (2)	20,000	19,995
Wells Fargo & Co.,
4.60%, 4/1/21	2,000	2,062
(Floating, ICE LIBOR USD 3M + 0.93%), 1.38%, 2/11/22 (2)	7,000	7,021
(Floating, ICE LIBOR USD 3M + 1.11%), 2.13%, 1/24/23 (2)	2,000	2,011
Wells Fargo Bank N.A.,
(Floating, ICE LIBOR USD 3M + 0.50%), 1.54%, 7/23/21 (2)	8,300	8,329
		122,856
Cable & Satellite – 0.0%
Comcast Corp.,
(Floating, ICE LIBOR USD 3M + 0.63%), 1.85%, 4/15/24(2)	1,300	1,303
Chemicals – 0.8%
3M Co.,
2.00%, 6/26/22	715	738
Albemarle Corp.,
(Floating, ICE LIBOR USD 3M + 1.05%), 1.44%, 11/15/22 (1) (2)	6,570	6,313
DuPont de Nemours, Inc.,
3.77%, 11/15/20	9,600	9,709
International Flavors & Fragrances, Inc.,
3.40%, 9/25/20	5,195	5,221
		21,981
Commercial Finance – 0.2%
Air Lease Corp.,
(Floating, ICE LIBOR USD 3M + 0.67%), 1.01%, 6/3/21 (2)	1,800	1,729
International Lease Finance Corp.,
8.25%, 12/15/20	3,300	3,377
		5,106
Communications Equipment – 0.8%
Apple, Inc.,
0.75%, 5/11/23	21,990	22,222

NORTHERN FUNDS QUARTERLY REPORT     73    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.6% continued
Consumer Finance – 2.0%
American Express Co.,
2.20%, 10/30/20	$11,556	$11,609
(Floating, ICE LIBOR USD 3M + 0.53%), 0.91%, 5/17/21 (2)	10,400	10,426
American Express Credit Corp.,
(Floating, ICE LIBOR USD 3M + 1.05%), 1.36%, 9/14/20 (2)	1,000	1,001
Capital One Bank USA N.A.,
(Variable, U.S. SOFR + 0.62%), 2.01%, 1/27/23 (4)	12,480	12,654
Capital One Financial Corp.,
2.40%, 10/30/20	470	472
Fiserv, Inc.,
4.75%, 6/15/21	450	468
PayPal Holdings, Inc.,
2.20%, 9/26/22	8,090	8,373
1.35%, 6/1/23	10,500	10,705
		55,708
Diversified Banks – 2.6%
Bank of America Corp.,
(Floating, ICE LIBOR USD 3M + 1.42%), 2.56%, 4/19/21 (2)	7,000	7,073
2.63%, 4/19/21	2,497	2,541
5.00%, 5/13/21	2,000	2,079
(Floating, ICE LIBOR USD 3M + 0.65%), 0.95%, 10/1/21 (2)	3,330	3,333
(Floating, ICE LIBOR USD 3M + 0.38%), 1.42%, 1/23/22 (2)	9,950	9,923
3.30%, 1/11/23	2,141	2,285
Citigroup, Inc.,
2.70%, 3/30/21	2,000	2,033
(Floating, ICE LIBOR USD 3M + 1.07%), 1.39%, 12/8/21 (2)	5,000	5,039
(Variable, U.S. SOFR + 0.87%), 2.31%, 11/4/22 (4)	5,100	5,201
JPMorgan Chase & Co.,
2.55%, 10/29/20	3,400	3,417
(Floating, ICE LIBOR USD 3M + 1.48%), 1.83%, 3/1/21 (2)	1,830	1,843
2.55%, 3/1/21	278	281
4.63%, 5/10/21	600	622
2.30%, 8/15/21	925	927
3.25%, 9/23/22	10,061	10,624
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.6% continued
Diversified Banks – 2.6%continued
(Variable, ICE LIBOR USD 3M + 0.70%), 3.21%, 4/1/23 (4)	$13,300	$13,847
(Floating, ICE LIBOR USD 3M + 0.89%), 1.93%, 7/23/24 (2)	2,100	2,103
		73,171
Electrical Equipment Manufacturing – 0.4%
Honeywell International, Inc.,
1.85%, 11/1/21	300	306
Otis Worldwide Corp.,
(Floating, ICE LIBOR USD 3M + 0.45%), 0.75%, 4/5/23 (1) (2)	6,200	6,132
Roper Technologies, Inc.,
3.00%, 12/15/20	3,600	3,632
		10,070
Entertainment Content – 0.1%
Fox Corp.,
3.67%, 1/25/22	1,690	1,769
Financial Services – 2.3%
Ameriprise Financial, Inc.,
3.00%, 3/22/22	4,400	4,579
Bank of New York Mellon (The) Corp.,
1.95%, 8/23/22	4,100	4,226
1.85%, 1/27/23	3,375	3,490
BlackRock, Inc.,
4.25%, 5/24/21	789	815
Goldman Sachs Group (The), Inc.,
(Floating, ICE LIBOR USD 3M + 1.20%), 1.51%, 9/15/20 (2)	4,000	4,005
(Floating, ICE LIBOR USD 3M + 1.77%), 2.13%, 2/25/21 (2)	550	554
2.35%, 11/15/21	5,366	5,400
(Floating, ICE LIBOR USD 3M + 0.75%), 1.11%, 2/23/23 (2)	7,160	7,126
(Floating, ICE LIBOR USD 3M + 1.00%), 2.02%, 7/24/23 (2)	2,000	2,004
Morgan Stanley,
2.50%, 4/21/21	1,900	1,932
(Floating, ICE LIBOR USD 3M + 1.18%), 2.32%, 1/20/22 (2)	10,000	10,041
(Floating, U.S. SOFR + 0.70%), 0.77%, 1/20/23 (2)	18,600	18,537
3.13%, 1/23/23	1,800	1,909

FIXED INCOME FUNDS    74    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.6% continued
Financial Services – 2.3%continued
TD Ameritrade Holding Corp.,
2.95%, 4/1/22	$363	$378
		64,996
Food & Beverage – 0.9%
JM Smucker (The) Co.,
3.00%, 3/15/22	4,000	4,148
Mondelez International, Inc.,
0.63%, 7/1/22	6,240	6,239
PepsiCo, Inc.,
0.75%, 5/1/23	7,570	7,639
Tyson Foods, Inc.,
(Floating, ICE LIBOR USD 3M + 0.45%), 0.82%, 8/21/20 (2)	5,600	5,600
2.25%, 8/23/21	700	711
		24,337
Forest & Paper Products Manufacturing – 0.1%
Georgia-Pacific LLC,
5.40%, 11/1/20(1)	2,461	2,500
Hardware – 1.3%
Dell International LLC/EMC Corp.,
4.42%, 6/15/21 (1)	8,832	9,079
Hewlett Packard Enterprise Co.,
3.60%, 10/15/20	21,970	22,108
(Floating, ICE LIBOR USD 3M + 0.68%), 1.00%, 3/12/21 (2)	4,690	4,687
		35,874
Health Care Facilities & Services – 1.7%
Cigna Corp.,
3.20%, 9/17/20	394	396
(Floating, ICE LIBOR USD 3M + 0.65%), 0.95%, 9/17/21 (2)	7,000	7,000
3.40%, 9/17/21	3,166	3,271
(Floating, ICE LIBOR USD 3M + 0.89%), 2.11%, 7/15/23 (2)	6,300	6,331
CVS Health Corp.,
(Floating, ICE LIBOR USD 3M + 0.72%), 1.03%, 3/9/21 (2)	19,201	19,274
3.35%, 3/9/21	797	813
2.13%, 6/1/21	2,159	2,188
2.75%, 12/1/22	2,500	2,609
McKesson Corp.,
3.65%, 11/30/20	5,322	5,390
		47,272
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.6% continued
Home Improvement – 0.4%
Whirlpool Corp.,
4.85%, 6/15/21	$11,108	$11,555
Homebuilders – 0.0%
D.R. Horton, Inc.,
2.55%, 12/1/20	1,560	1,571
Integrated Oils – 1.7%
BP Capital Markets America, Inc.,
2.94%, 4/6/23	2,200	2,326
Chevron Corp.,
(Floating, ICE LIBOR USD 3M + 0.48%), 0.82%, 3/3/22 (2)	4,975	4,993
1.14%, 5/11/23	23,467	23,871
Exxon Mobil Corp.,
1.90%, 8/16/22	400	413
1.57%, 4/15/23	15,650	16,062
		47,665
Life Insurance – 2.9%
MassMutual Global Funding II,
(Floating, ICE LIBOR USD 3M + 0.15%), 0.45%, 1/7/22 (1) (2)	25,000	24,939
0.85%, 6/9/23 (1)	11,000	11,047
Metropolitan Life Global Funding I,
0.90%, 6/8/23 (1)	12,900	12,973
New York Life Global Funding,
(Floating, ICE LIBOR USD 3M + 0.28%), 1.17%, 1/28/21 (1) (2)	1,000	1,002
(Floating, ICE LIBOR USD 3M + 0.28%), 1.39%, 1/21/22 (1) (2)	16,680	16,713
1.10%, 5/5/23 (1)	11,260	11,496
Prudential Financial, Inc.,
4.50%, 11/15/20	2,717	2,758
		80,928
Machinery Manufacturing – 1.4%
Caterpillar Financial Services Corp.,
(Floating, ICE LIBOR USD 3M + 0.28%), 0.60%, 9/7/21 (2)	18,300	18,311
(Floating, ICE LIBOR USD 3M + 0.51%), 0.90%, 5/15/23 (2)	1,300	1,301
CNH Industrial Capital LLC,
4.88%, 4/1/21	654	671
1.95%, 7/2/23	5,000	5,033

NORTHERN FUNDS QUARTERLY REPORT     75    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.6% continued
Machinery Manufacturing – 1.4%continued
John Deere Capital Corp.,
3.20%, 1/10/22	$6,690	$6,976
0.55%, 7/5/22	7,500	7,521
		39,813
Managed Care – 0.4%
UnitedHealth Group, Inc.,
(Floating, ICE LIBOR USD 3M + 0.07%), 1.29%, 10/15/20(2)	10,305	10,309
Medical Equipment & Devices Manufacturing – 0.0%
Abbott Laboratories,
2.55%, 3/15/22	500	518
Pharmaceuticals – 0.7%
Bristol-Myers Squibb Co.,
2.88%, 2/19/21 (1)	6,320	6,430
Upjohn, Inc.,
1.13%, 6/22/22 (1)	12,400	12,475
		18,905
Pipeline – 0.8%
Energy Transfer Operating L.P.,
4.65%, 6/1/21	3,529	3,604
Enterprise Products Operating LLC,
2.80%, 2/15/21	14,300	14,498
MPLX L.P.,
(Floating, ICE LIBOR USD 3M + 0.90%), 1.21%, 9/9/21 (2)	1,280	1,270
Sunoco Logistics Partners Operations L.P.,
4.40%, 4/1/21	1,640	1,672
		21,044
Property & Casualty Insurance – 0.4%
Allstate (The) Corp.,
(Floating, ICE LIBOR USD 3M + 0.43%), 0.74%, 3/29/21 (2)	3,000	3,005
Aon Corp.,
2.20%, 11/15/22	5,540	5,744
Marsh & McLennan Cos., Inc.,
3.50%, 12/29/20	2,300	2,334
		11,083
Railroad – 1.0%
Union Pacific Corp.,
3.20%, 6/8/21	28,410	29,113
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.6% continued
Real Estate – 0.5%
American Tower Corp.,
3.30%, 2/15/21	$3,500	$3,559
Simon Property Group L.P.,
2.50%, 9/1/20	10,000	10,005
		13,564
Refining & Marketing – 0.1%
Phillips 66,
3.70%, 4/6/23	4,000	4,276
Restaurants – 0.2%
McDonald's Corp.,
2.75%, 12/9/20	510	515
(Floating, ICE LIBOR USD 3M + 0.43%), 1.32%, 10/28/21 (2)	2,803	2,809
Starbucks Corp.,
1.30%, 5/7/22	2,040	2,069
		5,393
Retail - Consumer Discretionary – 0.5%
Amazon.com, Inc.,
0.40%, 6/3/23	10,920	10,899
AutoZone, Inc.,
4.00%, 11/15/20	3,393	3,407
		14,306
Semiconductors – 0.1%
Intel Corp.,
3.10%, 7/29/22	2,370	2,506
Software & Services – 1.3%
IBM Credit LLC,
2.65%, 2/5/21	1,500	1,522
International Business Machines Corp.,
(Floating, ICE LIBOR USD 3M + 0.40%), 0.83%, 5/13/21 (2)	21,264	21,337
1.88%, 8/1/22	2,600	2,676
Microsoft Corp.,
2.65%, 11/3/22	2,000	2,103
Moody's Corp.,
2.75%, 12/15/21	8,380	8,624
		36,262
Supermarkets & Pharmacies – 0.5%
Kroger (The) Co.,
3.30%, 1/15/21	11,627	11,776
2.60%, 2/1/21	1,250	1,263
		13,039

FIXED INCOME FUNDS    76    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.6% continued
Tobacco – 0.1%
BAT Capital Corp.,
(Floating, ICE LIBOR USD 3M + 0.59%), 1.01%, 8/14/20(2)	$1,800	$1,800
Transportation & Logistics – 0.8%
PACCAR Financial Corp.,
(Floating, ICE LIBOR USD 3M + 0.20%), 0.63%, 11/13/20 (2)	500	500
3.15%, 8/9/21	395	407
2.65%, 5/10/22	5,500	5,732
2.00%, 9/26/22	3,260	3,363
2.65%, 4/6/23	4,000	4,222
0.80%, 6/8/23	3,060	3,072
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
3.65%, 7/29/21 (1)	2,400	2,456
Ryder System, Inc.,
2.88%, 9/1/20	1,000	1,001
2.88%, 6/1/22	279	289
		21,042
Travel & Lodging – 0.3%
Marriott International, Inc.,
3.38%, 10/15/20	1,130	1,129
2.88%, 3/1/21	2,930	2,945
(Floating, ICE LIBOR USD 3M + 0.65%), 0.97%, 3/8/21 (2)	3,200	3,169
		7,243
Utilities – 1.3%
Ameren Corp.,
2.70%, 11/15/20	4,330	4,356
Dominion Energy Gas Holdings LLC,
2.80%, 11/15/20	1,450	1,460
Duke Energy Corp.,
(Floating, ICE LIBOR USD 3M + 0.50%), 0.92%, 5/14/21 (1) (2)	7,400	7,416
3.55%, 9/15/21	1,317	1,354
NextEra Energy Capital Holdings, Inc.,
2.40%, 9/1/21	5,830	5,962
2.90%, 4/1/22	14,000	14,572
		35,120
Waste & Environment Services & Equipment – 0.9%
Republic Services, Inc.,
5.25%, 11/15/21	22,775	24,203
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.6% continued
Waste & Environment Services & Equipment – 0.9%continued
Waste Management, Inc.,
4.60%, 3/1/21	$565	$575
		24,778
Wireless Telecommunications Services – 1.0%
AT&T, Inc.,
(Floating, ICE LIBOR USD 3M + 0.75%), 1.10%, 6/1/21 (2)	17,200	17,287
(Floating, ICE LIBOR USD 3M + 0.95%), 2.17%, 7/15/21 (2)	9,400	9,477
Verizon Communications, Inc.,
(Floating, ICE LIBOR USD 3M + 1.00%), 1.32%, 3/16/22 (2)	1,900	1,925
		28,689
Total Corporate Bonds
(Cost $1,091,547)		1,101,331

FOREIGN ISSUER BONDS – 27.8%
Auto Parts Manufacturing – 0.1%
Toyota Industries Corp.,
3.11%, 3/12/22(1)	1,900	1,957
Automobiles Manufacturing – 0.1%
Toyota Motor Corp.,
2.16%, 7/2/22	3,400	3,502
Banks – 15.1%
ABN AMRO Bank N.V.,
2.65%, 1/19/21 (1)	2,105	2,123
ANZ New Zealand International Ltd.,
1.90%, 2/13/23 (1)	11,500	11,811
Australia & New Zealand Banking Group Ltd.,
(Floating, ICE LIBOR USD 3M + 0.32%), 0.77%, 11/9/20 (1) (2)	300	300
(Floating, ICE LIBOR USD 3M + 0.46%), 0.85%, 5/17/21 (1) (2)	2,370	2,377
2.30%, 6/1/21	12,000	12,211
(Floating, ICE LIBOR USD 3M + 0.87%), 1.23%, 11/23/21 (1) (2)	765	772
2.55%, 11/23/21	1,219	1,256
2.63%, 5/19/22	14,000	14,587
(Floating, ICE LIBOR USD 3M + 0.58%), 1.03%, 11/9/22 (1) (2)	4,193	4,207
2.05%, 11/21/22	12,700	13,169

NORTHERN FUNDS QUARTERLY REPORT     77    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 27.8% continued
Banks – 15.1%continued
Banque Federative du Credit Mutuel S.A.,
2.13%, 11/21/22 (1)	$13,700	$14,125
Barclays Bank PLC,
2.65%, 1/11/21	8,500	8,584
1.70%, 5/12/22	5,770	5,874
Canadian Imperial Bank of Commerce,
(Floating, U.S. SOFR + 0.80%), 0.90%, 3/17/23 (2)	19,500	19,374
Commonwealth Bank of Australia,
(Floating, ICE LIBOR USD 3M + 0.83%), 1.14%, 9/6/21 (1) (2)	9,604	9,680
(Floating, ICE LIBOR USD 3M + 0.70%), 1.01%, 3/10/22 (1) (2)	10,145	10,207
Cooperatieve Rabobank U.A.,
2.50%, 1/19/21	5,200	5,262
(Floating, ICE LIBOR USD 3M + 0.43%), 1.42%, 4/26/21 (2)	5,575	5,591
3.13%, 4/26/21	1,120	1,145
3.88%, 2/8/22	1,000	1,056
(Floating, ICE LIBOR USD 3M + 0.48%), 1.79%, 1/10/23 (2)	10,000	10,001
Credit Suisse A.G.,
3.00%, 10/29/21	4,165	4,305
2.10%, 11/12/21	4,300	4,390
(Floating, U.S. SOFR + 0.45%), 0.52%, 2/4/22 (2)	20,650	20,557
Credit Suisse Group Funding Guernsey Ltd.,
3.45%, 4/16/21	2,050	2,099
DBS Group Holdings Ltd.,
2.85%, 4/16/22 (1)	7,600	7,870
DNB Bank ASA,
(Floating, ICE LIBOR USD 3M + 0.37%), 0.67%, 10/2/20 (1) (2)	2,500	2,502
(Floating, ICE LIBOR USD 3M + 1.07%), 1.41%, 6/2/21 (1) (2)	10,000	10,083
(Floating, ICE LIBOR USD 3M + 0.62%), 0.96%, 12/2/22 (1) (2)	8,600	8,616
2.15%, 12/2/22 (1)	3,730	3,860
ING Groep N.V.,
(Floating, ICE LIBOR USD 3M + 1.15%), 1.46%, 3/29/22 (2)	7,040	7,091
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 27.8% continued
Banks – 15.1%continued
Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.33%, 6/15/23 (4)	$4,100	$4,124
Macquarie Bank Ltd.,
2.10%, 10/17/22 (1)	6,000	6,165
National Australia Bank Ltd.,
3.38%, 9/20/21	2,600	2,691
3.70%, 11/4/21	3,560	3,712
(Floating, ICE LIBOR USD 3M + 0.89%), 2.20%, 1/10/22 (1) (2)	12,914	13,026
2.80%, 1/10/22	3,531	3,654
1.88%, 12/13/22	9,500	9,798
Nordea Bank Abp,
2.50%, 9/17/20 (1)	2,600	2,612
1.00%, 6/9/23 (1)	5,000	5,049
(Floating, ICE LIBOR USD 3M + 0.94%), 1.30%, 8/30/23 (1) (2)	1,400	1,391
Santander UK PLC,
3.40%, 6/1/21	1,000	1,027
Skandinaviska Enskilda Banken AB,
2.63%, 3/15/21	5,990	6,077
3.25%, 5/17/21 (1)	10,000	10,235
1.88%, 9/13/21	364	370
3.05%, 3/25/22 (1)	15,350	15,983
2.20%, 12/12/22 (1)	5,400	5,596
Sumitomo Mitsui Banking Corp.,
2.65%, 7/23/20	1,000	1,001
Svenska Handelsbanken AB,
1.95%, 9/8/20	3,450	3,460
2.45%, 3/30/21	1,015	1,031
(Floating, ICE LIBOR USD 3M + 0.47%), 0.83%, 5/24/21 (2)	1,000	1,004
3.35%, 5/24/21	3,000	3,076
1.88%, 9/7/21	13,360	13,587
0.63%, 6/30/23 (1)	19,400	19,385
Swedbank AB,
1.30%, 6/2/23 (1)	4,100	4,149
Toronto-Dominion Bank (The),
1.85%, 9/11/20	2,300	2,307
2.50%, 12/14/20	5,674	5,731
(Floating, ICE LIBOR USD 3M + 0.27%), 0.57%, 3/17/21 (2)	10,000	10,015

FIXED INCOME FUNDS    78    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 27.8% continued
Banks – 15.1%continued
(Floating, ICE LIBOR USD 3M + 0.43%), 0.74%, 6/11/21 (2)	$10,512	$10,541
Westpac Banking Corp.,
2.65%, 1/25/21	500	506
(Floating, ICE LIBOR USD 3M + 0.85%), 2.16%, 1/11/22 (2)	9,000	9,073
2.80%, 1/11/22	935	969
(Floating, ICE LIBOR USD 3M + 0.39%), 1.70%, 1/13/23 (2)	12,375	12,367
2.00%, 1/13/23	5,040	5,218
		420,015
Central Bank – 0.2%
Bank of England Euro Note,
0.50%, 4/28/23(1)	4,700	4,724
Commercial Finance – 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
5.00%, 10/1/21	5,000	5,056
4.45%, 12/16/21	6,900	6,969
Park Aerospace Holdings Ltd.,
5.25%, 8/15/22 (1)	1,000	939
		12,964
Diversified Banks – 5.2%
Bank of Montreal,
(Floating, ICE LIBOR USD 3M + 0.79%), 1.16%, 8/27/21 (2)	9,581	9,651
1.90%, 8/27/21	3,080	3,133
(Floating, ICE LIBOR USD 3M + 0.57%), 0.85%, 3/26/22 (2)	1,627	1,635
2.90%, 3/26/22	5,000	5,211
Bank of Nova Scotia (The),
2.35%, 10/21/20	8,105	8,158
(Floating, ICE LIBOR USD 3M + 0.42%), 1.41%, 1/25/21 (2)	3,520	3,528
3.13%, 4/20/21	12,000	12,267
(Floating, ICE LIBOR USD 3M + 0.64%), 0.96%, 3/7/22 (2)	1,923	1,934
1.95%, 2/1/23	4,000	4,120
1.63%, 5/1/23	2,800	2,866
BNP Paribas S.A.,
2.95%, 5/23/22 (1)	6,100	6,314
HSBC Holdings PLC,
2.95%, 5/25/21	900	919
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 27.8% continued
Diversified Banks – 5.2%continued
(Floating, ICE LIBOR USD 3M + 1.50%), 1.80%, 1/5/22 (2)	$2,439	$2,474
Mitsubishi UFJ Financial Group, Inc.,
3.54%, 7/26/21	6,800	7,016
3.22%, 3/7/22	6,200	6,467
2.62%, 7/18/22	7,400	7,686
Mizuho Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 1.14%), 1.45%, 9/13/21 (2)	5,000	5,045
Royal Bank of Canada,
(Floating, ICE LIBOR USD 3M + 0.73%), 1.42%, 2/1/22 (2)	10,000	10,073
2.75%, 2/1/22	4,000	4,150
(Floating, ICE LIBOR USD 3M + 0.47%), 1.31%, 4/29/22 (2)	9,800	9,826
(Floating, ICE LIBOR USD 3M + 0.36%), 1.49%, 1/17/23 (2)	2,500	2,490
1.95%, 1/17/23	8,050	8,301
1.60%, 4/17/23	12,790	13,121
Sumitomo Mitsui Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 1.68%), 1.99%, 3/9/21 (2)	5,000	5,050
(Floating, ICE LIBOR USD 3M + 1.11%), 2.42%, 7/14/21 (2)	800	806
(Floating, ICE LIBOR USD 3M + 1.14%), 2.28%, 10/19/21 (2)	1,330	1,343
2.78%, 10/18/22	2,261	2,363
		145,947
Financial Services – 2.1%
GE Capital International Funding Co. Unlimited Co.,
2.34%, 11/15/20	7,401	7,449
UBS A.G.,
1.75%, 4/21/22 (1)	17,850	18,191
UBS Group A.G.,
(Floating, ICE LIBOR USD 3M + 1.44%), 1.74%, 9/24/20 (1) (2)	20,000	20,061
3.49%, 5/23/23 (1)	11,591	12,124
		57,825

NORTHERN FUNDS QUARTERLY REPORT     79    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 27.8% continued
Food & Beverage – 0.8%
Mondelez International Holdings Netherlands B.V.,
2.00%, 10/28/21 (1)	$3,100	$3,155
2.13%, 9/19/22 (1)	17,590	18,126
		21,281
Government Development Banks – 1.1%
BNG Bank N.V.,
0.75%, 4/17/23 (1)	9,200	9,284
Japan Bank for International Cooperation,
1.63%, 10/17/22	4,400	4,512
1.75%, 1/23/23	6,400	6,604
Kreditanstalt fuer Wiederaufbau,
2.38%, 3/24/21	411	418
Nederlandse Waterschapsbank N.V.,
1.50%, 8/27/21 (1)	3,000	3,040
Svensk Exportkredit AB,
0.75%, 4/6/23	6,300	6,347
		30,205
Government Regional – 0.1%
Kommuninvest I Sverige AB,
0.50%, 2/2/22(1)	2,800	2,808
Integrated Oils – 1.1%
BP Capital Markets PLC,
(Floating, ICE LIBOR USD 3M + 0.25%), 0.61%, 11/24/20 (2)	10,975	10,978
(Floating, ICE LIBOR USD 3M + 0.87%), 1.19%, 9/16/21 (2)	5,433	5,455
Total Capital International S.A.,
2.22%, 7/12/21	15,200	15,453
		31,886
Medical Equipment & Devices Manufacturing – 0.1%
DH Europe Finance II S.a.r.l.,
2.05%, 11/15/22	2,400	2,479
Pharmaceuticals – 0.4%
AstraZeneca PLC,
2.38%, 11/16/20	3,171	3,195
GlaxoSmithKline Capital PLC,
(Floating, ICE LIBOR USD 3M + 0.35%), 0.77%, 5/14/21 (2)	2,000	2,003
3.13%, 5/14/21	1,020	1,045
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 27.8% continued
Pharmaceuticals – 0.4%continued
Sanofi,
4.00%, 3/29/21	$4,524	$4,651
		10,894
Supranationals – 0.9%
European Investment Bank,
(Floating, U.S. SOFR + 0.28%), 0.37%, 3/5/24 (1) (2)	18,400	18,386
Nordic Investment Bank,
0.38%, 5/19/23	7,500	7,519
		25,905
Total Foreign Issuer Bonds
(Cost $762,906)		772,392

U.S. GOVERNMENT AGENCIES – 3.8%(5)
Fannie Mae – 1.7%
2.25%, 4/12/22	6,705	6,950
2.38%, 1/19/23	5,000	5,282
Federal National Mortgage Association,
0.25%, 5/22/23	20,000	19,979
Pool #FM3019,
3.50%, 2/1/35	7,254	7,630
Pool #MA3932,
3.50%, 2/1/35	7,023	7,410
		47,251
Federal Farm Credit Bank – 0.4%
0.25%, 5/6/22	10,000	10,002
Freddie Mac – 1.7%
Federal Home Loan Mortgage Corp.,
0.38%, 5/5/23	20,240	20,293
Freddie Mac,
0.38%, 4/20/23	20,000	20,055
Pool #ZS8641,
2.50%, 2/1/32	7,442	7,810
		48,158
Total U.S. Government Agencies
(Cost $104,990)		105,411

U.S. GOVERNMENT OBLIGATIONS – 7.5%
U.S. Treasury Floating Rate Notes – 1.3%
(Floating, U.S. Treasury 3M Bill MMY + 0.11%), 0.26%, 4/30/22(2)	37,000	37,022

FIXED INCOME FUNDS    80    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 7.5% continued
U.S. Treasury Notes – 6.2%
1.13%, 8/31/21	$25,000	$25,273
2.63%, 12/15/21	9,000	9,321
1.38%, 1/31/22	9,585	9,766
2.13%, 5/15/22	10,000	10,364
1.75%, 7/15/22	5,000	5,161
1.50%, 8/15/22	23,000	23,650
1.63%, 11/15/22	12,000	12,413
1.63%, 12/15/22	60,000	62,142
1.38%, 2/15/23	12,300	12,687
		170,777
Total U.S. Government Obligations
(Cost $203,111)		207,799

MUNICIPAL BONDS – 0.1%
Michigan – 0.1%
West Bloomfield School District Building and Site G.O. Unlimited Bonds (AGM Insured),
3.00%, 5/1/21	2,000	2,043
Total Municipal Bonds
(Cost $2,030)		2,043

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 11.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.07%(6) (7)	321,429,810	$321,430
Total Investment Companies
(Cost $321,430)		321,430

Total Investments – 102.9%
(Cost $2,831,869)		2,859,733
Liabilities less Other Assets – (2.9%)		(79,506)
NET ASSETS – 100.0%		$2,780,227

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Variable rate security. Rate as of June 30, 2020 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(5)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of June 30, 2020 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1Y - 1 Year

3M - 3 Month

AGM - Assured Guaranty Municipal Corporation

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

MMY - Money Market Yield

PLC - Public Limited Company

S&P - Standard & Poor's

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT     81    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued	June 30, 2020 (UNAUDITED)
At June 30, 2020, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	7.3%
U.S. Agency	3.7
AAA	11.7
AA	19.8
A	25.4
A1 (Short Term)	0.3
A2 (Short Term)	2.7
BBB	17.9
Cash Equivalents	11.2
Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$260,610	$—	$260,610
Certificates Of Deposit(1)	—	5,029	—	5,029
Commercial Paper	—	83,688	—	83,688
Corporate Bonds(1)	—	1,101,331	—	1,101,331
Foreign Issuer Bonds(1)	—	772,392	—	772,392
U.S. Government Agencies(1)	—	105,411	—	105,411
U.S. Government Obligations(1)	—	207,799	—	207,799
Municipal Bonds(1)	—	2,043	—	2,043
Investment Companies	321,430	—	—	321,430
Total Investments	$321,430	$2,538,303	$—	$2,859,733

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$74,350	$247,080	$—	$61	$321,430	321,429,810
FIXED INCOME FUNDS    82    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
U.S. GOVERNMENT FUND	June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 13.4%(1)
Fannie Mae – 10.0%
Pool #555649,
7.50%, 10/1/32	$27	$30
Pool #AB6336,
2.50%, 10/1/27	9	9
Pool #AL8706,
2.50%, 3/1/29	408	429
Pool #AS4186,
2.50%, 1/1/30	603	637
Pool #AS8597,
2.50%, 1/1/32	606	638
Pool #BH5752,
3.50%, 11/1/47	369	391
Pool #BH9277,
3.50%, 2/1/48	438	464
Pool #BM1239,
3.50%, 2/1/32	146	155
Pool #BM5017,
3.00%, 3/1/30	158	168
Pool #FM1454,
2.50%, 9/1/28	176	186
Pool #FM1472,
3.50%, 3/1/34	249	262
Pool #FM1842,
3.50%, 6/1/34	151	158
Pool #FM1849,
3.50%, 12/1/33	477	504
Pool #FM1852,
3.00%, 7/1/33	172	182
Pool #FM1897,
3.00%, 9/1/32	489	520
Pool #FM3308,
3.00%, 4/1/32	162	170
Pool #MA2709,
8/1/31(2)	453	474
		5,377
Freddie Mac – 1.7%
Pool #SB0084,
3.00%, 2/1/32	339	359
Pool #SB0215,
3.00%, 2/1/32	174	183
Pool #SB0216,
3.00%, 12/1/32	198	209
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 13.4% (1)continued
Freddie Mac – 1.7%continued
Pool #ZS7325,
2.50%, 7/1/29	$163	$171
Pool #ZS7735,
2.00%, 1/1/32	3	3
		925
Freddie Mac Gold – 1.4%
Pool #E09021,
2.50%, 2/1/28	181	190
Pool #E09025,
2.50%, 3/1/28	557	585
		775
Government National Mortgage Association I – 0.3%
Pool #676682,
4.50%, 6/15/25	60	63
Pool #782618,
4.50%, 4/15/24	26	27
Pool #783245,
5.00%, 9/15/24	26	28
Pool #783489,
5.00%, 6/15/25	13	13
		131
Total U.S. Government Agencies
(Cost $7,007)		7,208

U.S. GOVERNMENT OBLIGATIONS – 78.2%
U.S. Treasury Notes – 78.2%
0.13%, 5/31/22	11,137	11,129
0.13%, 5/15/23	11,896	11,878
0.25%, 5/31/25	8,109	8,099
0.63%, 3/31/27	7,466	7,542
0.63%, 5/15/30	3,505	3,495
		42,143
Total U.S. Government Obligations
(Cost $41,993)		42,143

NORTHERN FUNDS QUARTERLY REPORT     83    FIXED INCOME FUNDS

Schedule of Investments
U.S. GOVERNMENT FUND continued
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 7.5%
FlexShares® Disciplined Duration MBS Index Fund(3)	61,200	$1,479
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.07%(3) (4)	2,556,255	2,556
Total Investment Companies
(Cost $3,996)		4,035

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.9%
U.S. Treasury Bill, 0.01%, 9/17/20(5) (6)	$500	$500
	Total Short-Term Investments
	(Cost $500)	500

	Total Investments – 100.0%
	(Cost $53,496)	53,886
	Other Assets less Liabilities – 0.0%	—
	NET ASSETS – 100.0%	$53,886

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	When-Issued Security. Coupon rate is not in effect at June 30, 2020.
(3)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds and FlexShares Trust.
(4)	7-day current yield as of June 30, 2020 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

MBS - Mortgage Backed Securities

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2020, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
5-Year U.S. Treasury Note	29	$3,647	Long	9/20	$8
At June 30, 2020, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	79.4%
U.S. Agency	13.1
Not Rated	2.8
Cash Equivalents	4.7
Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies(1)	$—	$7,208	$—	$7,208
U.S. Government Obligations(1)	—	42,143	—	42,143
Investment Companies	4,035	—	—	4,035
Short-Term Investments	—	500	—	500
Total Investments	$4,035	$49,851	$—	$53,886

FIXED INCOME FUNDS    84    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$8	$—	$—	$8

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
FlexShares® Disciplined Duration MBS Index Fund	$1,452	$—	$—	$27	$10	$1,479	61,200
Northern Institutional Funds - U.S. Government Portfolio (Shares)	1,704	27,084	26,232	—	2	2,556	2,556,255
Total	$3,156	$27,084	$26,232	$27	$12	$4,035	2,617,455
NORTHERN FUNDS QUARTERLY REPORT     85    FIXED INCOME FUNDS